As filed with the SEC on April 30, 2026

Registration No. 33-24400

Registration No. 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 49	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 148	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registered Separate Account)

FIDELITY INVESTMENTS LIFE

INSURANCE COMPANY

(Name of Insurance Company)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (800) 544-8888

ARI LINDNER

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on April 30, 2026, pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2026

Fidelity Retirement Reserves®

Issued by Fidelity Investments Life Insurance Company

(“FILI”)

Introduction:

Fidelity Retirement Reserves® is an individual, deferred, flexible premium variable annuity contract (the “Contract”) issued by Fidelity Investments Life Insurance Company (“FILI”, the “Company”, “we”, or “us”). The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. Currently, we do not offer this Contract for sale to new investors, but we allow money to be added to in-force Contracts.

You purchased your Contract (1) on a non-qualified basis, or (2) on a qualified basis as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended, in connection with the “rollover” of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Money may be directed to one or more of the Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”), each of which invests in a single mutual fund portfolio (a “Fund”). Depending on the state of issue of your Contract, you may also be able to direct part of your money to a fixed-rate investment option funded through our general account (the “Fixed Account”). Information about the Funds and the Fixed Account is provided in Appendix A.

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

FILI’s obligations and guarantees under the Contract are subject to FILI’s financial strength and claims-paying ability.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

Accumulation Phase (referred to as “Accumulation Period” in the Contract) - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Annuity Unit Value - The value of a particular Annuity Unit at a particular time.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a mortality and expense risk charge and an administrative charge.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant’s lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It is stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through FILI’s general account. FILI credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the “Guaranteed Account”.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Income Phase (referred to as “Annuity Period” in the Contract) - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

The Contract is designed to provide long-term, tax-deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It also provides a Death Benefit to help protect your designated beneficiaries. Finally, it can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax-deferred basis and have a long-term investment horizon.

How do I accumulate assets in this Contract and receive income from the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

To help you accumulate assets, you invest your purchase payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A.

Owners of contracts issued in a limited number of states are also allowed to direct a portion of their Contract Value to a fixed-rate investment option funded through our general account (the “Fixed Account”). The Fixed Account may also be referred to as the “Guaranteed Account”. We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates. See 6(b). Facts About the Fixed Account.

•	Income Phase

During the Income Phase, the Contract pays a stream of income payments to the Annuitant, a person designated by the Owner and upon whose life annuity income payments are based. Annuity income payments commence on the Annuity Date, a date the Owner selects. Please note on the Annuity Date, (i) the Annuitant becomes the Owner of the Contract, (ii) there may no longer be an ability to make withdrawals, and (iii) the Death Benefit terminates.

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both.

•	If you elect a fixed income, your Contract’s participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•	If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the Income Phase.

•

If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

What are the other primary features of the Contract?

Other primary Contract features:

•

Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although withdrawals prior to age 59 1⁄2 may be subject to a tax penalty).

•

Tax treatment: You can exchange money among the Subaccounts without tax implications. Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

•

Death Benefit: If the Annuitant dies prior to the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Beneficiaries you have designated.

•

Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited period of time. It is no longer available for purchase. Under this benefit, if death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greatest of three different values calculated. If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI. See 4. Benefits of the Contract.

•	Automatic Deduction Plan: At no additional charge, you may use our Automatic Deduction Plan to make periodic, pre-authorized payments from your checking account.

•

Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”), but not both, to any of the other Subaccounts. Note you cannot transfer money to the Fixed Account using Dollar Cost Averaging. Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix of Subaccounts. Note you may not use Automatic Rebalancing if you have a balance in the Fixed Account.

•

Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No
Are There Transaction Charges?	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of twelve per calendar year.			Fee Tables
Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 9. Current Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.80%[1]	1.00%[1]
	Subaccounts (Fund fees and expenses)	0.09%[2]	1.80%[2]
	Optional Benefits for an Additional Charge	0.20%[3]	0.20%[3]

 1  As a percentage of the average Contract Value allocated to the Variable Account.

 2  As a percentage of the net assets of each Subaccount.

[3]  Enhanced Death Benefit charge of 0.05% is deducted once each quarter until the Annuitant’s 85th birthday, as a percentage of the Contract Value on the date of the charge. This optional benefit is no longer available for sale.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $839		Highest Annual Cost $2,551

Assumes

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive
combination of Fund fees and expenses

•

No optional benefits

•

No Sales Charge

•

No additional purchase payments, transfers, or withdrawals

Assumes

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits and Fund fees and expenses

•

No Sales Charge

•

No additional purchase payments, transfers, or withdrawals

RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Is This a Short-Term Investment?	No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.	1. Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

•

An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•

Performance will vary based on the performance of the Subaccount(s) you select.

•

Each Subaccount will have its own unique risks.

•

You should review each Fund’s prospectus carefully before making an investment decision.

•

The interest rate associated with a purchase payment or an amount transferred into the Fixed Account may vary from time to time.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds 6(b). Facts About the Fixed Account
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s financial strength and claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of March 5, 2026.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

•

Depending on the state of issue of your Contract, transfers or additional payments into the Fixed Account are either prohibited entirely or subject to specific limitations.

•

You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•

We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3(b). Purchase Payments 5. Trading Among Subaccounts 6. The Fixed Account 12(a). Changes in Subaccounts

RESTRICTIONS		Location in Prospectus
Are There Any Restrictions on Contract Benefits?

Yes, there are:

•

Withdrawals can significantly reduce benefits payable upon death.

•

For certain contracts, benefits payable upon death may be adjusted proportionally for any partial withdrawals or partial 1035 exchanges.

•

We reserve the right to modify or terminate certain benefits available under the Contract.

4. Benefits of the Contract

TAXES		Location in Prospectus
What Are the Contract’s Tax Implications?

•

Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•

For a Qualified Contract with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 10. Tax Considerations

CONFLICTS OF INTEREST		Location in Prospectus
How Are Investment Professionals Compensated?	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3(a). Purchase of a Contract

FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	Current Charge	Maximum Charge
Transfer FeeA	None	$15.00

A	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Current Charge	Maximum Charge
Administrative ExpensesB (deducted from Contract Value)	$30	$50
Base Contract ExpensesC (as a percentage of the average Contract Value allocated to the Variable Account)	0.80%	1.00%
Optional Benefit ExpensesD Enhanced Death Benefit Rider (as a percentage of the Contract Value on the date of the charge)	0.20%	0.20%

B

We call this fee “Maintenance Charge” in your Contract. We currently waive this charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000, and for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not intend to charge more than $30 per year, we reserve the right to increase this charge up to $50 if warranted by the expenses we incur. We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

C

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge, which is a separate charge from the Contract’s $30 Administrative Expense. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”. Although we do not now intend to charge more than 0.80% per year, we reserve the right to increase Base Contract Expenses to 1.00%.

D	0.05% is deducted once each quarter. This optional benefit is no longer available for sale.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	1.80%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.09%	1.39%E

E	This reflects temporary reductions to Fund expenses.

Examples

These examples are intended to help you compare the cost of investing in the Subaccounts of the Variable Account with the cost of investing in other annuity contracts that offer a Variable Account. These costs include annual Contract expenses and annual Fund expenses.

Both examples assume all Contract Value is allocated to the Variable Account. It assumes that you invest $100,000 in the Variable Account for the time periods indicated and your investment has a 5% return each year. Your costs could differ from those shown below if you invest in the Fixed Account.

Example 1 assumes maximum Base Contract Expenses, Optional Benefit Expenses, and maximum annual Fund expenses.

Example 2 assumes current Base Contract Expenses, no Optional Benefit Expenses, and maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

(1)	Assuming maximum Base Contract Expenses and Optional Benefit Expenses

1 year	3 years	5 years	10 years
$3,042	$9,310	$15,828	$33,294

(2)	Assuming current Base Contract Expenses and No Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,638	$8,105	$13,838	$29,412

1.  PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: The portion of your Contract Value allocated to the Subaccounts will vary with the investment performance of the single Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.

Fixed Account Interest Rate Risk: Different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Another Annuity Contract May Be More Appropriate: It is possible that other annuity contracts, including contracts with lower expenses, may be more appropriate for you based on your current needs. For example, if the Death Benefit and Fixed Account available in this Contract are not important to you, another less expensive annuity contract could be more appropriate. Note exchanging from one annuity contract to another should only be done after a careful consideration of the benefits, features, and expenses of the existing and proposed annuity.

Potential Harmful Fund Transfer Activity: Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”). FILI has adopted policies designed to discourage frequent trading. See 5(f). FILI Policies Regarding Frequent Trading.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations to you – obligations under the Fixed Account, Death Benefit, and annuity income payments could be especially at risk.

Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:

•	We may limit the maximum amount of subsequent purchase payments that we will accept.

•	Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels

•	We reserve the right to limit exchanges, and to charge as much as $15.00 for each exchange in excess of twelve per calendar year.

•	We reserve the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

•	We may modify or terminate certain Contract features such as dollar cost averaging, automatic rebalancing, and the systematic withdrawal program.

2.  FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a).  FILI and the Variable Account

FILI: The Contract is issued by FILI, which is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Interest credited to amounts allocated to the Fixed Account, the Death Benefit, and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of March 5, 2026.1 Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

2(b).  The Funds

Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same Adviser; however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds’ advisors or their affiliates. These payments are not contract charges, and do not increase fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.dfinview.com/Fidelity/PUFT/NRR.

2(c).  Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”), affiliates of us and subsidiaries of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. compensation of not more than 2% of payments received in the first Contract Year for marketing and distribution. We also pay Fidelity Insurance Agency, Inc. renewal compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

2(d).  Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3.  PURCHASING AND CONTRIBUTING TO A CONTRACT

3(a).  Purchase of a Contract

Currently, we do not offer this Contract for sale to new investors, but we allow money to be added to in-force Contracts.

Application and Initial Purchase Payment: You purchased your Contract on (1) a non-qualified basis (“Non-qualified Contract”), or (2) as an Individual Retirement Annuity (“IRA”) that qualifies for special federal income tax treatment (“Qualified Contract”).

Generally, we issued Qualified Contracts only in connection with a “rollover” of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract, individuals were generally required to make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See 10. Tax Considerations.

To purchase a Non-qualified Contract, individuals were generally required to make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant was required to be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant was required to be no older than 85 years old).

We also allowed a Non-qualified Contract to be purchased by exchanging Fidelity Variable Annuity (another annuity Contract issued by FILI). For these purchases, the original contract was exchanged for a new Contract with a purchase price equal to the Contract Value of the original contract on the date of the exchange. In addition, a Contract purchased through such an exchange is subject to certain special provisions, which are described throughout the prospectus.

We applied your initial payment to the purchase of a Contract within two business days of receiving your payment and completed application form in good order at our Annuity Service Center. The date that we credited your initial payment and issued your Contract is called the Contract Date.

Replacement of Contracts: You can generally exchange a Non-qualified Contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if buy the contract through an exchange, transfer or otherwise).

3(b).  Purchase Payments

Contributing to a Contract: You are allowed to make transfers or additional payments into the Fixed Account if you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997.

All Contracts are allowed to make additional payments into the Variable Account.

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan under 4. Benefits of the Contract. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See 11(i). Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail, or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage “core” account, or other eligible Fidelity account (“Fidelity Account”). You may also request to add an additional payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

Additional payments allocated to the Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units below.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See 6. The Fixed Account.

We may limit the maximum amount of subsequent payments that we will accept.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, postal money orders and Traveler’s Express international money orders.

Investment Allocation of Your Purchase Payments: Payments allocated to the Variable Account are invested directly in the selected Subaccounts. All percentage allocations must be in whole numbers. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Any additional payments allocated to the Fixed Account are credited directly to the Fixed Account. If you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997, you may make transfers or additional payments into the Fixed Account but such allocations are limited to $50,000 during any one Contract Year, and are only allowed prior to the Annuity Date.

The Fixed Account may also be subject to an overall maximum allocation amount limitation. See 6(c). Fixed Account Transfers.

Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the purchase payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.

The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)	Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b)	Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

(c)	Is the sum of:

(1)	The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)	The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

4.  BENEFITS OF THE CONTRACT

The following tables summarize information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Standard Benefits Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Contract Value Benefit	Upon death of an Owner prior to the Annuity Date and while the Annuitant is still living, this provides a benefit equal to the Contract Value.	None

Poor investment performance and withdrawals can significantly reduce the benefit.

To the extent the deceased Owner was also the Annuitant, the terms of the Contract’s Death Benefit override the Contract Value Benefit.

Return of Premium Death Benefit

If death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of

(a)  Purchase payments paid, less partial withdrawals, any applicable surrender charges, and any incurred taxes; and

(b)  the Contract Value on the date that proof of death is received by FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI.

None

Applicable to Contracts purchased prior to July 1, 2003 in all states other than South Carolina and Texas. Applicable to Contracts purchased in South Carolina prior to August 18, 2003. Applicable to Contracts purchased in Texas prior to September 3, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-96103.

Withdrawals can significantly reduce the benefit.

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit – Adjusted Proportionally

If death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of

(a)  Purchase payments paid, adjusted proportionally for any partial withdrawals or partial 1035 exchanges, and less any applicable taxes, and

(b)  the Contract Value on the date that proof of death is received by FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI.

None

Applicable to Contracts purchased on or after July 1, 2003 in all states other than South Carolina, Texas, and Oregon. Applicable to Contracts purchased in South Carolina on or after to August 18, 2003. Applicable to Contracts purchased in Texas on or after September 3, 2003. Not applicable to any Contracts purchased in Oregon.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-96100-DB-03.

Withdrawals can significantly reduce the benefit.

Optional Benefit Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Enhanced Death Benefit Rider	If death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.	0.20% (as a % of Contract Value)

This optional Death Benefit is no longer available for purchase.

If purchased, this optional Death Benefit replaced the Contract’s standard Death Benefit.

Withdrawals can significantly reduce the benefit.

1) Purchase payments made, less any partial withdrawals and any incurred taxes. 2) the Contract Value on the date that proof of death is received by FILI.

3)  Highest Contract Value on any Contract Anniversary (“Anniversary”) on or after Anniversary when Rider is added to Contract and before Annuitant reaches age 80, plus any purchase payments received by FILI after such Anniversary, reduced proportionally for any withdrawals after such Anniversary.

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Enhanced Death Benefit Rider	If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI.

Other Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Deduction Plan (“Automatic Annuity Builder”)	Allows for periodic, pre-authorized purchase payments from a checking account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.
Dollar Cost Averaging	Allows for automatic monthly dollar amount exchanges from one of two source Subaccounts (the source options) to any other Subaccount (the destination options).	None

Minimum transfer amount is $250.

May not be used at the same time as Automatic Rebalancing.

May not be used to make transfers to the Fixed Account.

We reserve the right to modify or terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. May not be used if you have a balance in the Fixed Account. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

Benefits Payable Upon Death

Overview

All Contracts include the Contract Value Benefit and one of the three below Death Benefits. Note these benefits are only applicable during the Accumulation Phase. For information on the payments, if any, Beneficiaries will be entitled to following the death of the last surviving Annuitant during the Income Phase, See 8(d). Types of Annuity Income Options.

The main differences between the Contract Value Benefit and the Death Benefit are (1) in general, the Contract Value Benefit is triggered upon the death of an Owner before the Annuity Date, and the Death Benefit is triggered upon the death of the Annuitant before the Annuity Date, and (2) the Death Benefit guarantees your Beneficiary(ies) will receive a minimum distribution amount (if death occurs during a specified time period), whereas the Contract Value Benefit does not guarantee any minimum distribution amount.

Please see Appendix B: Death Benefit Hypothetical Examples for examples illustrating the operation of each of the Death Benefits.

Details of Benefits

Contract Value Benefit: This is a benefit equal to the Contract Value that is triggered if an Owner dies before the Annuity Date. To the extent the deceased Owner was also the Annuitant, the terms of the Contract’s Death Benefit overrides the Contract Value Benefit. This is a standard benefit, meaning you do not need to elect it, and is included in all Contracts for no additional charge. Note—this benefit does not guarantee your designated beneficiary(ies) will receive a minimum amount. Poor investment performance and withdrawals can significantly reduce this benefit.

Return of Premium Death Benefit: This Death Benefit is applicable to:

•	Contracts purchased prior to July 1, 2003 in all states other than South Carolina and Texas,

•	Contracts purchased in South Carolina prior to August 18, 2003, and

•	Contracts purchased in Texas prior to September 3, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-96103.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a)	The purchase payments paid, less any partial withdrawals and any applicable surrender charges and any incurred taxes; and

(b)	the Contract Value on the date that proof of death is received by the FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company.

Return of Premium Death Benefit – Adjusted Proportionally: This Death Benefit is applicable to:

•	Contracts purchased on or after July 1, 2003 in all states other than South Carolina, Texas and Oregon,

•	Contracts purchased in South Carolina on or after August 18, 2003,

•	Contracts purchased in Texas on or after September 3, 2003, and

•	This Death Benefit is not applicable to any Contracts purchased in Oregon.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-9600-DB-03.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a)

The purchase payments paid, adjusted for any partial withdrawals or partial 1035 exchanges as stated in the next sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange; and

(b)	the Contract Value on the date that proof of death is received by FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of the death is received by the Company.

Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited time in certain states. It is no longer available for purchase. If purchased, this Death Benefit replaced the Contract’s standard Death Benefit.

Cost:

A mortality charge is deducted quarterly. The amount of the charge for each quarter is 0.05% of the Contract Value on the date of the quarterly charge. No charges are made on or after the Annuitant’s 85th birthday.

Coverage:

If death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.

1.)	The purchase payments made, less any partial withdrawals and any incurred taxes.

2.) The Contract Value on the date that proof of death is received by the FILI.

3.)

The highest Contract Value on any Contract Anniversary on or after the Contract Anniversary when this Rider was added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI.

Termination

The Owner may terminate the Rider by providing advance written notice to FILI. Termination will be effective as of the next date a mortality charge is due after FILI receives such notice.

The rider automatically terminates immediately upon the date that proof of death of the original Annuitant is received by FILI during the Accumulation Phase.

Who has the right to receive the Contract Value Benefit or Death Benefit?

The Beneficiary(ies) designated in the Contract has the right to the proceeds upon the death before the Annuity Date of all the Owners or the Annuitant. If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary(ies) will receive the distribution.

What are the different options for the Beneficiary(ies) in receiving the Contract Value or Death Benefit?

The below discussion applies only to Non-qualified Contracts. For a description of the settlement options applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

Listed below are the settlement options that FILI makes available for the Contract Value Benefit and Death Benefit. Due to federal tax law that the Contract must comply with to qualify as an annuity for tax purposes, some of the settlement options are only available to certain types of Beneficiaries.

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the proceeds as described in the Contract. See 11(d). Abandoned Property.

		No restrictions	No restrictions
Annuitization

Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the proceeds in exchange for a guaranteed stream of income.

		Beneficiary or surviving Owner must be a natural person	Beneficiary must be a natural person

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
Stretch Benefit

Entire interest in the Contract is paid over a period not extending beyond the Beneficiary or surviving Owner’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining proceeds at any time.

		Beneficiary or surviving Owner must be: • a natural person and • not the deceased Owner’s spouse	Beneficiary must be: • a natural person and • not the deceased Annuitant’s spouse
Continuation of Contract

Continue the Contract, or their portion of the Contract, as the Owner.

For the Contract Value Benefit, upon continuing the Contract the Beneficiary (or surviving Owner if different) becomes the Owner and the Annuitant remains the same.

For the Death Benefit, upon continuing the Contract the Beneficiary becomes the Owner as well as the Annuitant.

Beneficiary must be deceased Owner’s spouse

For jointly owned Contracts, upon an Owner’s death, the surviving Owner must be deceased Owner’s spouse AND the Beneficiary to elect this option

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Beneficiary must be deceased Annuitant’s spouse Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Automatic Deduction Plan

Under the automatic deduction plan (“Automatic Annuity Builder”) you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be reported in your quarterly statements rather than confirmations. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”) to any of the other Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the “Exchange Date”). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. FILI reserves the right to modify or terminate the Dollar Cost Averaging feature.

Automatic Rebalancing

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Subaccounts. You can direct FILI to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. FILI reserves the right to modify or terminate the automatic rebalancing feature.

•	You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•	You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

Systematic Withdrawal Program

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

5.  TRADING AMONG SUBACCOUNTS

5(a).  General Procedures for Making Exchanges

You may currently exchange amounts among the Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge if you make exchanges in excess of twelve per calendar year. See Transaction Expenses in Fee Tables. We may also require you to submit your exchange instructions by mail.

Your request to make an exchange may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

5(b).  Trading by Telephone or Internet

FILI reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

5(c).  Effective Date of Exchanges Among Subaccounts

When you request an exchange between Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio’s receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

5(d).  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

5(e).  Short-Term Trading Risk

Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”).

The insurance-dedicated mutual funds available through the Subaccounts are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

5(f).  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research Company LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by Fidelity Management & Research Company LLC or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or exchange out of that Subaccount.

In addition, each underlying mutual fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

5(g).  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into a Subaccount followed by a withdrawal or exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1)	Transactions in the Government Money Market Subaccount;

(2)	Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)

FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

6.  THE FIXED ACCOUNT

6(a).  Important Disclaimer

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and FILI has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

6(b).  Facts About the Fixed Account

•

As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to the “Fixed Account” only if you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997.

•

We guarantee that funds held in the Fixed Account will accrue interest daily at the minimum interest rate that is required by law and that is disclosed on the schedule page of your Contract. Contracts issued on Form Nos: NRR-96100 et al. and NRR-96101 et al. have a minimum guaranteed interest rate of 3.0% per year compounded annually. Contracts issued on Form Nos: FVA-88200 et al. and FVA-88201 et al. have a minimum guaranteed interest rate of 3.5% per year compounded annually.

•

Allocations (including transfers) to the Fixed Account during any one Contract Year may not exceed $50,000, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

•	Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

•

When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount and guaranteed for a certain time period, as described below. Current rates can be obtained by calling the Annuity Service Center.

○	The interest rate assigned to amounts invested in the Fixed Account on any date from January 1st though the end October will be guaranteed through January 31st of the next year.

○

The interest rate assigned to amounts invested in the Fixed Account on any date from November 1st through the end of December will be guaranteed through January 31st of the year after the next year. For example, if an investment is made in the Fixed Account on November 17th, 2025, the interest rate assigned to that amount will be guaranteed until January 31st, 2027.

•

When this initial period expires, a new renewal interest rate will be assigned to that amount which will be guaranteed for a period of one year. Thereafter, renewal interest rates credited to that amount will be similarly guaranteed for successive periods of one year. The renewal interest rate assigned depends upon the time that amount was initially allocated to the Fixed Account. Therefore, within any given Contract different renewal interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

•	Contract Owners with allocation(s) in the Fixed Account as of calendar year-end will be notified via letter of their applicable renewal interest rate(s).

•	The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See 11(e). Reports to Owners.

6(c).  Fixed Account Transfers

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the Contracts referenced in 6(b) above. Owners of all other contracts are not allowed to make transfers to the Fixed Account.

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. To do so you must send a letter to or call the Annuity Service Center.

You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, and it may not exceed the amount described in 6(b) above.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount.

Amounts you allocate to the Fixed Account will remain in the Fixed Account until withdrawn or transferred out by you. The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following the withdrawal or transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2026, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above.

7.  MAKING WITHDRAWALS

7(a).  Overview of Withdrawals

You may at any time prior to the Annuity Date and while the Annuitant is still living surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawals will reduce the Contract Value and may significantly reduce a Contract’s Death Benefit. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Subaccounts in proportion to your Contract Value in each Subaccount at the time of the withdrawal.

Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See 11(h). Postponement of Payment.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

7(b).  Withdrawals by Telephone

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.

Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.

The client may not withdraw an amount which would reduce the Contract Value to less than $2,500. This would require a surrender of the Contract which must be completed in writing and signed by all registered Contract Owners.

3.

For Contracts that have had an address change in the last 10 days, the limit is $100,000. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered Contract Owners.)

4.

The check must be made payable to all registered Contract Owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered Contract Owners.)

5.

The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations or directed from an individually owned Contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered Contract to an individually registered account or from a Contract owned by a trust to an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/ trustees.)

6.

Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program under 4. Benefits of the Contract.

8.  INCOME PHASE

8(a).  Annuity Date

When your Contract was issued, it generally provided for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant’s 85th birthday or, if later, the first day of the calendar month following the Contract’s fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 90th birthday. For a Non-qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

8(b).  Selection of Annuity Income Options

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals. In addition, upon the Annuity Date, the Contract’s Death Benefit will terminate.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under 8(d). Types of Annuity Income Options.

8(c).  Annuity Income Options

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both. Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

Fixed Annuity Income Payments: If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account.

The annuity income payments will be fixed in amount, meaning the payment amount does not fluctuate and will be determined by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) the applicable annuity payment rates. The applicable annuity payment rates will be the greater of:

(d)	The guaranteed annuity income payment rates set forth in your Contract; and

(e)	The annuity rates in effect on the Annuity Date for the same payment option.

Variable Annuity Income Payments: If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%. The applicable annuity payment rates will be the greater of:

(a)	The guaranteed annuity income payment rates set forth in your Contract; and

(b)	The annuity rates in effect on the Annuity Date for the same payment option.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

Combination Fixed and Variable Annuity Income Payments: If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

Important: After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

8(d).  Types of Annuity Income Options

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. The frequency of payments you select will have an impact on the amount of each income payment. For example, assuming all else is equal, choosing to receive monthly payments will result in lower payment amounts than choosing to receive annual payments. Similarly, an election to receive payments over a longer expected period will result in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•

choosing to receive payments over your life and your spouse’s life under 2. Joint and Survivor Annuity below will result in lower payments than choosing to receive payments over your life under 1. Life Annuity below, and

•	choosing to include a guarantee period under 3. Life Annuity with 120 or 240 Monthly Payments Guaranteed below will result in lower payments than choosing not to include a guarantee period.

Finally, since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants.

In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

1. Life Annuity: We will make income payments monthly during the Annuitant’s lifetime ceasing with the last payment due prior to the Annuitant’s death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity: Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant and a designated second person. There are some limitations on the use of this option in Qualified Contracts — see the IRA Disclosure Statement that accompanies this prospectus. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed: Under this option we provide monthly income payments during the lifetime(s) of the Annuitant(s), and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period cannot exceed the amount permitted under the Code or may be limited to ensure compliance with the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

9.  CURRENT CHARGES AND OTHER DEDUCTIONS

9(a).  Transaction Charges

Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge for each transfer in excess of twelve per calendar year. See Fee Tables.

9(b).  Administrative Expense (called “Maintenance Charge” in your Contract)

Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We will deduct the annual maintenance charge from each Subaccount in proportion to the amount of your total Contract Value invested in that Subaccount on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. This maintenance charge compensates us for the portion of the expenses we incur in administering smaller Contracts that is above and beyond the amount we receive from such Contracts through the Daily Administrative Charge.

We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. Also, the criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity.

9(c).  Base Contract Expenses

Base Contract Expenses is the total of two separate charges, an Administrative Charge and a Mortality and Expense Risk Charge.

Daily Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.05%. This charge does not apply to the Fixed Account. The Daily Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee to never increase this charge above an effective annual rate of 0.25%.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners electing a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually elected, in that we make guaranteed payment rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Benefits Payable Upon Death under 4. Benefits of the Contract.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

9(d).  Optional Benefit Charge

If the Owner elected the Enhanced Death Benefit Rider we deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as described under Enhanced Death Benefit Rider in 4. Benefits of the Contract. We stop deducting this charge once the Annuitant reaches his or her 85th birthday.

9(e).  Premium Taxes

We generally deduct a charge equal to any premium taxes that states require us to pay in connection with your Contract at the time we are required to pay it, which is either upon your purchase payment or upon commencement of annuity income payments. Note – in many states premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on (i) the state your Contract was issued in, and (ii) whether it is a Non-qualified or Qualified Contract. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, and Wyoming. The current range of state premium taxes is 0% to 3.5%.

9(f).  Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

9(g).  Other Taxes

We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See 10(f). FILI’s Taxes.

10.  TAX CONSIDERATIONS

10(a).  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to “non-natural” persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department’s requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. See Benefits Payable Upon Death under 4. Benefits of the Contract. We intend to administer the Contracts to comply with federal tax law.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

10(b).  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract’s minimum initial payment of $10,000 was greater than the maximum annual contribution permitted to an IRA, a Qualified Contract could be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)	the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)	the Owner’s interest in the Contract cannot be forfeitable; and

(3)

annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

10(c).  Contract Values and Proceeds

In General: Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option. The taxable portion of a distribution will generally be taxed as ordinary income.

An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

Taxes on Surrender of Contract Before Annuity Income Payments Begin: If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

Taxes on Partial Withdrawals: Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

Taxes on Income Payments: Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract’s cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in 4. Benefits of the Contract are taxed as annuity income payments.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)	the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)

the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

10% Penalty Tax on Early Withdrawals or Distributions: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax is not imposed on distributions:

(1)	Made to persons on or after age 59 1⁄2;

(2)	Made on or after the death of the Owner;

(3)	Attributable to the taxpayer’s becoming “disabled” within the meaning of the Code;

(4)

Which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated beneficiary;

(5)

Made from a Qualified Contract that meet any of the Code’s additional exceptions to this penalty tax applicable to IRAs (this includes distributions received from the rollover of a Qualified Contract into another qualified contract or IRA); or

(6)	that satisfy another exception to this penalty tax.

10(d).  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

10(e).  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1⁄2, even if the custodian is 59 1⁄2 or older.

In addition, in the case of a Qualified Contract, an excise tax of up to 25% is imposed on the amount by which required minimum distributions exceed actual distributions. For taxable years prior to 2023, this excise tax is 50%.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

10(f).  FILI’s Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

11.  MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

11(a).  Contract Rights

Owner: As an Owner named in the application, you have the rights and privileges specified in the Contract. Only a spouse can be added as a joint owner unless the contract is issued in California, Oregon, Pennsylvania or Vermont, in which case the joint owner can be a non-spouse. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as “tenancy by the entirety,” “joint tenants in common,” or “joint ownership by husband and wife.”

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-qualified Contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

Annuitant: The Contract permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Beneficiary: The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds (upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries) to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

11(b).  Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

11(c).  Assignment

You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See 10. Tax Considerations. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

11(d).  Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

11(e).  Reports to Owners

During the Accumulation Phase, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Finally, Contract Owners have access to their Contract information online at Fidelity.com.

11(f).  Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and FILI from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.	Loss of account ownership.

2.	Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

11(g).  Non-Participating Contract

Our variable annuity Contracts are “non-participating.” This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

11(h).  Postponement of Payment

•	In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•	We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant’s death and all required documentation.

•

However, we may delay payment if (a) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•

In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

11(i).  Special Provisions Applicable to Sales Under Sponsored Arrangements

Reduction of Charges: We may reduce the annual Administrative Expense (also called “Maintenance Charge”) on Contracts offered to individuals under a sponsored arrangement. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity payment rates.

Reduction of Minimum Purchase Payment Requirements: We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

11(j).  Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.

12.  MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

12(a).  Changes in Subaccounts

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio’s investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

12(b).  Voting Rights

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a shareholder vote.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

12(c).  Resolving Material Conflicts

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

APPENDIX A: THE FUNDS AND THE FIXED ACCOUNT AVAILABLE UNDER THE CONTRACT

1.  THE FUNDS

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/NRR. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Allspring VT Discovery SMID Cap Growth Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	5.39%	-2.46%	9.94%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	6.71%	8.94%	11.85%
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.91%*	19.53%	5.62%	7.42%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%*	14.98%	5.67%	7.13%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%*	18.29%	7.64%	8.87%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.41%	15.25%	9.52%	11.13%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	6.98%	-0.57%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	34.39%	15.19%	15.81%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	6.80%	8.10%	12.51%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	-2.98%	3.70%	5.87%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	21.52%	15.37%	15.78%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.32%	17.38%	10.36%	10.60%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	18.79%	13.67%	14.87%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.87%	41.20%	5.88%	10.93%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	10.59%	24.18%	7.96%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	19.02%	12.51%	11.60%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	12.32%	8.02%	—
Seeks capital appreciation	Fidelity® VIP Financials Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	15.18%	16.45%	13.40%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	5.33%	6.06%	5.44%
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.36%	9.63%	2.35%	4.44%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.38%	10.53%	3.15%	5.73%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.41%	11.87%	3.99%	6.60%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	13.33%	4.84%	7.38%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	14.59%	5.52%	8.02%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	15.52%	6.25%	8.88%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	16.69%	7.55%	10.00%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	18.79%	9.01%	10.87%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	19.83%	9.44%	11.09%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	19.79%	9.43%	11.08%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%*	9.14%	3.14%	4.23%
Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%*	10.86%	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation.	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%*	12.40%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	14.13%	5.78%	7.24%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%*	15.71%	6.67%	8.19%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%*	17.12%	7.74%	9.12%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%*	19.46%	9.10%	10.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	14.92%	13.70%	17.45%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	21.50%	16.11%	13.84%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	22.02%	11.31%	19.94%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	14.39%	4.18%	8.75%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%*	10.36%	4.22%	5.59%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	24.52%	14.79%	12.98%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%	18.69%	6.26%	9.81%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.16%	33.15%	8.02%	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	7.22%	0.06%	2.71%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	11.40%	7.08%	7.68%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	11.75%	10.10%	10.59%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	20.39%	6.62%	7.93%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	3.10%	4.23%	3.87%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	8.85%	3.07%	4.66%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	23.36%	16.83%	23.76%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.11%	17.11%	13.14%	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	14.11%	12.52%	12.51%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	11.23%	13.10%	11.24%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	7.99%	12.14%	10.82%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Seeks capital appreciation	Invesco V.I. Global Fund Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	15.33%	2.70%	4.51%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	32.96%	4.37%	7.27%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	17.40%	5.31%	6.85%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio** Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	Funds are closed to new investments.
†	Prior to April 30, 2026, the fund was named Fidelity® VIP Freedom Income Portfolio.

2.  THE FIXED ACCOUNT

The following is information about the Fixed Account. For more details, see 6. The Fixed Account. To the extent permitted under the Contract, we may change the features of the Fixed Account, offer new fixed-rate investment options, and terminate existing fixed-rate investment options. We will provide you written notice before doing so.

Contract	Term	Minimum Guaranteed Interest Rate
Form Nos: NRR-96100 et al. and NRR-96101 et al.	1 Year	3.0% per year compounded annually
Form Nos: FVA-88200 et al. and FVA-88201 et al.	1 Year	3.5% per year compounded annually

APPENDIX B: DEATH BENEFIT HYPOTHETICAL EXAMPLES

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Death Benefit. Note – there are 3 different Death Benefits (I, II, and III below) but only one applies to any given Contract. See

4. Benefits of the Contract of this prospectus and your Contract and Contract endorsement for a complete description of your Contract’s Death Benefit.

I. Return of Premium Death Benefit

(applicable only to Contracts issued endorsement NRR-96103)

For Examples 1 and 2

Death Benefit Value = Greater of Contract Value (after Transaction) & Net Purchase Payments.

Example 1: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000
1/1/2024	Withdrawal $40,000	$70,000	$90,000	$50,000	$70,000
1/1/2025	Death Claim	$70,000	$45,000	$45,000	$70,000

Example 2: Same as above, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000
1/1/2025	Death Claim	$70,000	$101,200	$101,200	$101,200

II. Return of Premium Death Benefit – Adjusted Proportionally

(applicable only to Contracts issued endorsement NRR-96100-DB-03)

For Examples 3 and 4:

•	Death Benefit Value = Greater of Contract Value (after Transaction) & Adjusted Purchase Payments.

•	Adjusted Purchase Payments = (Initial Purchase Payment + Additional Purchase Payments) * (1 - Withdrawal / Contract Value before Withdrawal)

Example 3: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000	$110,000
1/1/2024	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111A	$61,111
1/1/2025	Death Claim	$70,000	$45,000	$45,000	$61,111A	$61,111

A Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 4: Same as Example 3, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$110,000	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$132,000	$92,000	$76,667B	$92,000
1/1/2025	Death Claim	$70,000	$101,200	$101,200	$76,667B	$101,200

B Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $132,000) = $76,667

III. Enhanced Death Benefit Rider: Death Benefit

(This optional Death Benefit is no longer available for purchase.)

For Examples 5, 6, and 7

•	Death Benefit Value = The greatest of Net Purchase Payments, Contract Value (after transaction), and Adjusted Highest Contract Value

•	Adjusted HCVA = (Highest Contract Value on Anniversary (“HCVA”) + Additional Purchase Payments) x (1 - Withdrawal / Contract Value before Withdrawal)

•	Only Additional Purchase Payments and Withdrawals after the date of the HCVA are considered.

Example 5: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 80th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000A	$110,000
1/1/2024	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111B	$70,000
1/1/2025	Death Claim	$70,000	$45,000	$45,000	$61,111B	$70,000

A	Adjusted HCVA = $100,000 + 10,000 = $110,000
B	Adjusted HCVA = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 6: Same as Example 5, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000C	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000D	$92,000
1/1/2025	Death Claim	$70,000	$101,200	$101,200	$92,000D	$101,200

C	Adjusted HCVA = $110,000 + $10,000 = $120,000
D	Adjusted HCVA = $132,000 x (1 - $40,000 / $132,000) = $92,000

Example 7: Same as Example 5, except this assumes annual returns (after fees) of 10% in 2022, -10% in 2023, and 10% in 2024.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000E HCVA = $110,000 (2019 anniversary) $110,000 + $10,000	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$108,000	$68,000	$75,556F	$75,556
1/1/2025	Death Claim	$70,000	$74,800	$74,800	$75,556F	$75,556

E	Adjusted HCVA = $110,000 + $10,000 = $120,000
F	Adjusted HCVA = ($110,000 + $10,000) x (1 - $40,000 / $108,000) = $75,556

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2026. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000024028

NRR7-PRO-0426

1.756510.127

FIDELITY RETIREMENT RESERVES®

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2026

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (“FILI” or the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2026, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

NRR7-PTB-0426

1.756511.127

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)	The income based on the rates shown in the Contract’s Annuity Tables for the option chosen; and

2

(b)	The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; unless that assignee is a beneficiary; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2025	$20,992,464	$20,992,464
2024	$14,744,837	$14,744,837
2023	$9,846,381	$9,846,381

3

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2025 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2025

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$243,988	$3,556,734	$50,430	$338,451	$408,863	$735,369	$813,212	$1,362,940

Receivable from FILI	47	—	18	—	73	—	147	2

Total assets	$244,035	$3,556,734	$50,448	$338,451	$408,936	$735,369	$813,359	$1,362,942

Liabilities:

Payable to FILI	—	13	—	1	—	—	—	—

Total net assets	$244,035	$3,556,721	$50,448	$338,450	$408,936	$735,369	$813,359	$1,362,942

Net Assets:

Fidelity Retirement Reserves	$236,959	$—	$41,991	$—	$374,733	$—	$765,682	$—

Fidelity Income Advantage	7,076	—	8,457	—	34,203	—	47,677	—

Fidelity Personal Retirement	—	3,543,207	—	338,450	—	735,369	—	1,362,942

Fidelity Freedom Lifetime Income	—	151	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	13,363	—	—	—	—	—	—

Total net assets	$244,035	$3,556,721	$50,448	$338,450	$408,936	$735,369	$813,359	$1,362,942

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	10,031	—	582	—	1,530	—	1,474	—

Unit Value	$23.62	$—	$72.23	$—	$244.92	$—	$519.23	$—

Fidelity Income Advantage:

Units Outstanding	315	—	123	—	147	—	96	—

Unit Value	$22.39	$—	$68.46	$—	$232.12	$—	$492.09	$—

Fidelity Personal Retirement:

Units Outstanding	—	280,313	—	13,916	—	14,193	—	12,562

Highest Value	$—	$13.49	$—	$34.02	$—	$78.84	$—	$158.21

Lowest Value	$—	$11.83	$—	$21.90	$—	$47.75	$—	$102.25

Fidelity Freedom Lifetime Income:

Units Outstanding	—	12	—	—	—	—	—	—

Unit Value	$—	$12.56	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	975	—	—	—	—	—	—

Highest Value	$—	$10.55	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$9.97	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	312	—	—	—	—	—	—

Highest Value	$—	$10.26	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$9.72	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager 50% Initial Class (B)	VIP – Asset Manager 50% Investor Class (B)	VIP – Index 500 Initial Class	VIP – Asset Manager 70% Initial Class (B)

Assets:

Investments at market value	$66,947	$272,585	$100,746	$787,746	$157,075	$231,502	$7,425,715	$62,736

Receivable from FILI	22	—	1	—	149	—	154	49

Total assets	$66,969	$272,585	$100,747	$787,746	$157,224	$231,502	$7,425,869	$62,785

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$66,969	$272,585	$100,747	$787,746	$157,224	$231,502	$7,425,869	$62,785

Net Assets:

Fidelity Retirement Reserves	$62,683	$—	$85,977	$—	$142,935	$—	$706,667	$54,650

Fidelity Income Advantage	4,286	—	14,770	—	14,289	—	57,937	8,135

Fidelity Personal Retirement	—	272,585	—	787,746	—	231,502	6,661,265	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$66,969	$272,585	$100,747	$787,746	$157,224	$231,502	$7,425,869	$62,785

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	709	—	1,769	—	1,485	—	3,143	729

Unit Value	$88.41	$—	$48.59	$—	$96.17	$—	$224.78	$74.92

Fidelity Income Advantage:

Units Outstanding	51	—	321	—	156	—	271	114

Unit Value	$83.79	$—	$46.05	$—	$91.14	$—	$213.03	$71.00

Fidelity Personal Retirement:

Units Outstanding	—	8,781	—	47,670	—	7,380	83,350	—

Highest Value	$—	$41.88	$—	$19.16	$—	$40.21	$112.03	$—

Lowest Value	$—	$30.73	$—	$14.99	$—	$28.90	$76.90	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager 70% Investor Class (B)	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:

Investments at market value	$201,318	$1,385,805	$3,348,891	$196,953	$4,374,767	$26,437	$221,116	$150,304

Receivable from FILI	—	—	1	93	—	26	—	—

Total assets	$201,318	$1,385,805	$3,348,892	$197,046	$4,374,767	$26,463	$221,116	$150,304

Liabilities:

Payable to FILI	1	186	—	—	—	—	—	35

Total net assets	$201,317	$1,385,619	$3,348,892	$197,046	$4,374,767	$26,463	$221,116	$150,269

Net Assets:

Fidelity Retirement Reserves	$—	$1,295,272	$—	$162,918	$—	$22,988	$—	$134,455

Fidelity Income Advantage	—	90,347	—	34,128	—	3,475	—	15,814

Fidelity Personal Retirement	201,317	—	3,348,892	—	3,596,783	—	221,116	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	777,984	—	—	—

Total net assets	$201,317	$1,385,619	$3,348,892	$197,046	$4,374,767	$26,463	$221,116	$150,269

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	4,365	—	2,204	—	235	—	1,323

Unit Value	$—	$296.85	$—	$73.91	$—	$97.65	$—	$101.62

Fidelity Income Advantage:

Units Outstanding	—	321	—	486	—	37	—	165

Unit Value	$—	$281.33	$—	$70.05	$—	$93.37	$—	$96.31

Fidelity Personal Retirement:

Units Outstanding	5,182	—	39,079	—	70,293	—	2,554	—

Highest Value	$52.80	$—	$125.46	$—	$74.75	$—	$132.62	$—

Lowest Value	$36.79	$—	$83.48	$—	$47.58	$—	$84.79	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	11,895	—	—	—

Highest Value	$—	$—	$—	$—	$63.02	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$37.02	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	7,807	—	—	—

Highest Value	$—	$—	$—	$—	$61.40	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$36.00	$—	$—	$—

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments at market value	$506,129	$224,953	$1,415,032	$259,805	$711,960	$36,512	$156,141	$34,006

Receivable from FILI	—	10	—	25	—	6	—	—

Total assets	$506,129	$224,963	$1,415,032	$259,830	$711,960	$36,518	$156,141	$34,006

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	70

Total net assets	$506,129	$224,963	$1,415,032	$259,830	$711,960	$36,518	$156,141	$33,936

Net Assets:

Fidelity Retirement Reserves	$—	$201,586	$—	$228,615	$—	$30,138	$—	$30,999

Fidelity Income Advantage	—	23,377	—	31,215	—	6,380	—	2,937

Fidelity Personal Retirement	506,129	—	1,415,032	—	711,960	—	156,141	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$506,129	$224,963	$1,415,032	$259,830	$711,960	$36,518	$156,141	$33,936

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,409	—	2,442	—	513	—	525

Unit Value	$—	$143.09	$—	$93.62	$—	$58.73	$—	$59.03

Fidelity Income Advantage:

Units Outstanding	—	173	—	351	—	114	—	54

Unit Value	$—	$135.61	$—	$88.89	$—	$56.15	$—	$56.19

Fidelity Personal Retirement:

Units Outstanding	7,106	—	10,045	—	14,366	—	3,010	—

Highest Value	$99.01	$—	$238.74	$—	$79.56	$—	$105.53	$—

Lowest Value	$67.35	$—	$128.93	$—	$45.33	$—	$50.46	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments at market value	$252,261	$334,384	$2,500,313	$32,417	$173,903	$73,988	$594,105	$28,819

Receivable from FILI	—	121	—	11	—	40	1	15

Total assets	$252,261	$334,505	$2,500,313	$32,428	$173,903	$74,028	$594,106	$28,834

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$252,261	$334,505	$2,500,313	$32,428	$173,903	$74,028	$594,106	$28,834

Net Assets:

Fidelity Retirement Reserves	$—	$310,308	$—	$29,120	$—	$66,547	$—	$25,923

Fidelity Income Advantage	—	24,197	—	3,308	—	7,481	—	2,911

Fidelity Personal Retirement	252,261	—	2,500,313	—	173,903	—	594,106	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$252,261	$334,505	$2,500,313	$32,428	$173,903	$74,028	$594,106	$28,834

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,734	—	703	—	783	—	657

Unit Value	$—	$179.03	$—	$41.42	$—	$85.03	$—	$39.45

Fidelity Income Advantage:

Units Outstanding	—	141	—	84	—	91	—	78

Unit Value	$—	$170.42	$—	$39.43	$—	$80.94	$—	$37.56

Fidelity Personal Retirement:

Units Outstanding	4,404	—	14,145	—	6,999	—	7,500	—

Highest Value	$65.17	$—	$374.12	$—	$34.77	$—	$112.25	$—

Lowest Value	$53.07	$—	$163.69	$—	$23.72	$—	$77.78	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments at market value	$257,348	$38,522	$252,276	$15,126	$190,550	$15,688	$129,787	$37,331

Receivable from FILI	—	16	—	—	—	—	—	—

Total assets	$257,348	$38,538	$252,276	$15,126	$190,550	$15,688	$129,787	$37,331

Liabilities:

Payable to FILI	—	—	—	12	—	19	—	28

Total net assets	$257,348	$38,538	$252,276	$15,114	$190,550	$15,669	$129,787	$37,303

Net Assets:

Fidelity Retirement Reserves	$—	$33,953	$—	$13,529	$—	$14,236	$—	$33,639

Fidelity Income Advantage	—	4,585	—	1,585	—	1,433	—	3,664

Fidelity Personal Retirement	257,348	—	252,276	—	190,550	—	129,787	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$257,348	$38,538	$252,276	$15,114	$190,550	$15,669	$129,787	$37,303

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	307	—	182	—	320	—	1,306

Unit Value	$—	$110.83	$—	$74.08	$—	$44.52	$—	$25.77

Fidelity Income Advantage:

Units Outstanding	—	43	—	22	—	34	—	149

Unit Value	$—	$105.50	$—	$70.52	$—	$42.57	$—	$24.66

Fidelity Personal Retirement:

Units Outstanding	5,291	—	3,486	—	2,552	—	4,468	—

Highest Value	$88.64	$—	$116.08	$—	$132.80	$—	$65.20	$—

Lowest Value	$35.31	$—	$66.98	$—	$73.46	$—	$27.23	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class

Assets:

Investments at market value	$775,145	$21,699	$413,779	$27,150	$271,927	$11,075	$73,195

Receivable from FILI	—	—	—	—	—	12	—

Total assets	$775,145	$21,699	$413,779	$27,150	$271,927	$11,087	$73,195

Liabilities:

Payable to FILI	—	20	1	24	—	—	—

Total net assets	$775,145	$21,679	$413,778	$27,126	$271,927	$11,087	$73,195

Net Assets:

Fidelity Retirement Reserves	$—	$20,238	$—	$25,230	$—	$11,087	$—

Fidelity Income Advantage	—	1,441	—	1,896	—	—	—

Fidelity Personal Retirement	775,145	—	413,778	—	271,927	—	73,195

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$775,145	$21,679	$413,778	$27,126	$271,927	$11,087	$73,195

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	536	—	528	—	554	—

Unit Value	$—	$37.71	$—	$47.88	$—	$19.98	$—

Fidelity Income Advantage:

Units Outstanding	—	40	—	42	—	—	—

Unit Value	$—	$36.18	$—	$45.94	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	36,379	—	10,028	—	4,936	—	3,544

Highest Value	$26.78	$—	$78.90	$—	$98.18	$—	$22.47

Lowest Value	$18.72	$—	$39.17	$—	$50.73	$—	$18.54

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Assets:

Investments at market value	$4,419	$46,335	$13,150	$80,183	$14,447	$165,459	$18,657

Receivable from FILI	1	—	1	—	1	—	1

Total assets	$4,420	$46,335	$13,151	$80,183	$14,448	$165,459	$18,658

Liabilities:

Payable to FILI	—	—	—	—	—	—	—

Total net assets	$4,420	$46,335	$13,151	$80,183	$14,448	$165,459	$18,658

Net Assets:

Fidelity Retirement Reserves	$4,420	$—	$13,151	$—	$14,448	$—	$18,658

Fidelity Income Advantage	—	—	—	—	—	—	—

Fidelity Personal Retirement	—	46,335	—	80,183	—	165,459	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$4,420	$46,335	$13,151	$80,183	$14,448	$165,459	$18,658

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	171	—	457	—	464	—	537

Unit Value	$25.88	$—	$28.76	$—	$31.15	$—	$34.75

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	—	1,690	—	2,641	—	5,072	—

Highest Value	$—	$33.66	$—	$37.54	$—	$43.49	$—

Lowest Value	$—	$24.58	$—	$27.08	$—	$30.19	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Assets:

Investments at market value	$195,749	$22,824	$366,942	$1,371	$35,304	$699	$21,971	$321

Receivable from FILI	—	—	1	—	—	1	—	—

Total assets	$195,749	$22,824	$366,943	$1,371	$35,304	$700	$21,971	$321

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$195,749	$22,824	$366,943	$1,371	$35,304	$700	$21,971	$321

Net Assets:

Fidelity Retirement Reserves	$—	$22,824	$—	$1,371	$—	$700	$—	$321

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	195,749	—	366,943	—	35,304	—	21,971	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$195,749	$22,824	$366,943	$1,371	$35,304	$700	$21,971	$321

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	614	—	100	—	48	—	22

Unit Value	$—	$37.17	$—	$13.82	$—	$14.49	$—	$14.76

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	5,367	—	9,414	—	2,517	—	1,495	—

Highest Value	$49.30	$—	$55.44	$—	$14.06	$—	$14.74	$—

Lowest Value	$33.80	$—	$37.35	$—	$14.01	$—	$14.68	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Assets:

Investments at market value	$7,030	$320	$11,892	$7,125	$24,611	$27,567	$24,891	$377,536

Receivable from FILI	1	—	—	26	53	37	5	1

Total assets	$7,031	$320	$11,892	$7,151	$24,664	$27,604	$24,896	$377,537

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$7,031	$320	$11,892	$7,151	$24,664	$27,604	$24,896	$377,537

Net Assets:

Fidelity Retirement Reserves	$—	$320	$—	$—	$—	$—	$22,928	$—

Fidelity Income Advantage	—	—	—	—	—	—	1,968	—

Fidelity Personal Retirement	7,031	—	11,892	—	—	—	—	377,537

Fidelity Freedom Lifetime Income	—	—	—	7,151	24,664	27,604	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$7,031	$320	$11,892	$7,151	$24,664	$27,604	$24,896	$377,537

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	22	—	—	—	—	580	—

Unit Value	$—	$14.75	$—	$—	$—	$—	$39.53	$—

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	51	—

Unit Value	$—	$—	$—	$—	$—	$—	$37.99	$—

Fidelity Personal Retirement:

Units Outstanding	470	—	795	—	—	—	—	7,439

Highest Value	$15.00	$—	$15.00	$—	$—	$—	$—	$80.47

Lowest Value	$14.94	$—	$14.94	$—	$—	$—	$—	$43.38

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	321	921	831	—	—

Unit Value	$—	$—	$—	$22.20	$26.72	$33.15	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class

Assets:

Investments at market value	$624,710	$25,967	$50,951	$1,749,071	$2,196,184	$2,400,493	$1,045,915	$10,584

Receivable from FILI	6	—	—	—	231	80	66	—

Total assets	$624,716	$25,967	$50,951	$1,749,071	$2,196,415	$2,400,573	$1,045,981	$10,584

Liabilities:

Payable to FILI	—	—	—	284	—	—	—	30

Total net assets	$624,716	$25,967	$50,951	$1,748,787	$2,196,415	$2,400,573	$1,045,981	$10,554

Net Assets:

Fidelity Retirement Reserves	$26,482	$1,553	$1,747	$54,648	$31,285	$38,792	$25,600	$9,629

Fidelity Income Advantage	3,484	35	—	24,367	11,252	17,677	7,970	925

Fidelity Personal Retirement	585,826	24,379	49,204	1,560,556	1,584,592	2,310,311	998,111	—

Fidelity Freedom Lifetime Income	8,924	—	—	109,216	130,168	33,793	14,300	—

Fidelity Growth and Guaranteed Income	—	—	—	—	439,118	—	—	—

Total net assets	$624,716	$25,967	$50,951	$1,748,787	$2,196,415	$2,400,573	$1,045,981	$10,554

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,431	127	140	2,048	1,140	1,203	704	270

Unit Value	$18.53	$12.16	$12.54	$26.67	$27.44	$32.21	$36.36	$35.76

Fidelity Income Advantage:

Units Outstanding	195	3	—	962	422	568	227	29

Unit Value	$17.81	$12.10	$—	$25.63	$26.48	$30.96	$34.94	$34.44

Fidelity Personal Retirement:

Units Outstanding	29,506	1,972	3,858	52,548	50,164	62,450	23,284	—

Highest Value	$21.42	$12.39	$12.78	$37.15	$44.49	$51.51	$64.68	$—

Lowest Value	$18.37	$12.34	$12.73	$28.66	$30.26	$35.91	$40.54	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	506	—	—	4,311	4,573	1,101	411	—

Unit Value	$17.60	$—	$—	$25.34	$28.43	$30.68	$34.74	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	8,685	—	—	—

Highest Value	$—	$—	$—	$—	$37.51	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$25.58	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	6,798	—	—	—

Highest Value	$—	$—	$—	$—	$36.55	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$24.87	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Hedged Equity Investor Class (C)	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class

Assets:

Investments at market value	$170,106	$6,748	$53,769	$33,017	$349,744	$8,999	$13,848	$231,016

Receivable from FILI	—	4	—	—	—	—	2	—

Total assets	$170,106	$6,752	$53,769	$33,017	$349,744	$8,999	$13,850	$231,016

Liabilities:

Payable to FILI	—	—	—	30	—	—	—	—

Total net assets	$170,106	$6,752	$53,769	$32,987	$349,744	$8,999	$13,850	$231,016

Net Assets:

Fidelity Retirement Reserves	$—	$6,243	$—	$28,871	$—	$—	$12,722	$—

Fidelity Income Advantage	—	509	—	4,116	—	—	1,128	—

Fidelity Personal Retirement	170,106	—	53,769	—	349,744	8,999	—	231,016

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$170,106	$6,752	$53,769	$32,987	$349,744	$8,999	$13,850	$231,016

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	203	—	561	—	—	658	—

Unit Value	$—	$30.83	$—	$51.45	$—	$—	$19.35	$—

Fidelity Income Advantage:

Units Outstanding	—	16	—	83	—	—	59	—

Unit Value	$—	$29.69	$—	$49.55	$—	$—	$18.67	$—

Fidelity Personal Retirement:

Units Outstanding	4,451	—	1,632	—	5,163	767	—	9,209

Highest Value	$48.90	$—	$68.22	$—	$136.32	$11.74	$—	$56.12

Lowest Value	$37.15	$—	$31.74	$—	$56.20	$11.73	$—	$21.04

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(C) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity – Class I	VIF – Emerging Markets Debt – Class I

Assets:

Investments at market value	$11,024	$283,761	$597,216	$982,016	$170,619	$570,978	$45,747	$75,924

Receivable from FILI	3	—	2	3	4	1	2	—

Total assets	$11,027	$283,761	$597,218	$982,019	$170,623	$570,979	$45,749	$75,924

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$11,027	$283,761	$597,218	$982,019	$170,623	$570,979	$45,749	$75,924

Net Assets:

Fidelity Retirement Reserves	$10,328	$—	$22,064	$44,101	$4,971	$19,243	$14,411	$6,965

Fidelity Income Advantage	699	—	657	852	634	1,018	1,270	776

Fidelity Personal Retirement	—	283,761	574,497	937,066	165,018	550,718	30,068	68,183

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$11,027	$283,761	$597,218	$982,019	$170,623	$570,979	$45,749	$75,924

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	671	—	2,029	1,783	290	1,195	336	162

Unit Value	$15.37	$—	$10.87	$24.74	$17.13	$16.10	$42.92	$42.88

Fidelity Income Advantage:

Units Outstanding	46	—	61	35	38	65	31	20

Unit Value	$15.01	$—	$10.71	$24.36	$16.87	$15.86	$40.67	$40.64

Fidelity Personal Retirement:

Units Outstanding	—	17,175	50,351	36,067	9,172	32,576	1,494	3,395

Highest Value	$—	$16.62	$11.47	$26.09	$18.07	$16.98	$38.00	$27.69

Lowest Value	$—	$16.33	$11.34	$25.79	$17.86	$16.79	$18.78	$17.76

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor	Invesco – VI Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative

Assets:

Investments at market value	$27,598	$137,438	$36,107	$21,809	$21,917	$28,928	$294,373	$150,765

Receivable from FILI	11	4	5	12	11	1	4	—

Total assets	$27,609	$137,442	$36,112	$21,821	$21,928	$28,929	$294,377	$150,765

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$27,609	$137,442	$36,112	$21,821	$21,928	$28,929	$294,377	$150,765

Net Assets:

Fidelity Retirement Reserves	$5,186	$9,514	$7,153	$19,756	$20,286	$96	$16,182	$6,254

Fidelity Income Advantage	1,417	1,050	1,141	2,065	1,642	145	476	563

Fidelity Personal Retirement	21,006	126,878	27,818	—	—	28,688	277,719	143,948

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$27,609	$137,442	$36,112	$21,821	$21,928	$28,929	$294,377	$150,765

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	188	366	193	238	203	11	1,334	422

Unit Value	$27.49	$25.98	$37.17	$83.03	$99.84	$8.91	$12.12	$14.83

Fidelity Income Advantage:

Units Outstanding	54	41	32	26	18	17	40	39

Unit Value	$26.05	$24.97	$35.23	$78.69	$94.62	$8.67	$11.73	$14.35

Fidelity Personal Retirement:

Units Outstanding	836	5,350	942	—	—	2,947	21,331	9,315

Highest Value	$37.29	$45.67	$40.39	$—	$—	$9.82	$13.27	$16.22

Lowest Value	$21.90	$21.55	$25.18	$—	$—	$9.62	$12.82	$14.96

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin U.S. Government Securities Fund – Class 2

Assets:

Investments at market value	$381,339	$169,934	$46,400	$57,265

Receivable from FILI	1	2	—	—

Total assets	$381,340	$169,936	$46,400	$57,265

Liabilities:

Payable to FILI	—	1	1	—

Total net assets	$381,340	$169,935	$46,399	$57,265

Net Assets:

Fidelity Retirement Reserves	$15,113	$4,260	$1,425	$2,119

Fidelity Income Advantage	558	527	147	102

Fidelity Personal Retirement	365,669	165,148	44,827	55,044

Fidelity Freedom Lifetime Income	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—

Total net assets	$381,340	$169,935	$46,399	$57,265

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,068	197	151	205

Unit Value	$14.16	$21.61	$9.43	$10.35

Fidelity Income Advantage:

Units Outstanding	41	25	16	10

Unit Value	$13.70	$21.02	$9.18	$10.06

Fidelity Personal Retirement:

Units Outstanding	24,440	7,008	4,351	4,882

Highest Value	$15.49	$23.81	$10.39	$11.40

Lowest Value	$14.48	$23.32	$10.18	$11.17

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—

Unit Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	9,912	136,739	3,173	21,245	6,975	12,156

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	1,786	—	310	—	2,696	—
Administrative and other charges	119	—	21	—	180	—

Total expenses	1,905	—	331	—	2,876	—

Fidelity Income Advantage
Mortality and expense risk charges	56	—	65	—	253	—
Administrative and other charges	19	—	22	—	84	—

Total expenses	75	—	87	—	337	—

Fidelity Personal Retirement
Mortality and expense risk charges	—	4,087	—	365	—	766
Administrative and other charges	—	1,696	—	160	—	337

Total expenses	—	5,783	—	525	—	1,103

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	109	—	—	—	—
Administrative and other charges	—	31	—	—	—	—

Total expenses	—	140	—	—	—	—

Total expenses	1,980	5,924	418	525	3,213	1,103

Net investment income (loss)	7,932	130,815	2,755	20,720	3,762	11,053

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	—	—	(1,342)	1,043	6,256	12,466

Realized gain distributions	—	—	—	—	21,641	38,607

Net realized gain (loss) on investments	—	—	(1,342)	1,043	27,897	51,073

Unrealized appreciation (depreciation)	—	—	3,062	9,226	33,544	54,422

Net increase (decrease) in net assets from operations	7,932	130,815	4,475	30,989	65,203	116,548

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	2,253	2,955	1,041	4,065	3,599	26,959

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	5,541	—	465	—	653	—
Administrative and other charges	369	—	31	—	44	—

Total expenses	5,910	—	496	—	697	—

Fidelity Income Advantage
Mortality and expense risk charges	357	—	35	—	117	—
Administrative and other charges	119	—	12	—	39	—

Total expenses	476	—	47	—	156	—

Fidelity Personal Retirement
Mortality and expense risk charges	—	1,401	—	309	—	862
Administrative and other charges	—	651	—	132	—	368

Total expenses	—	2,052	—	441	—	1,230

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	6,386	2,052	543	441	853	1,230

Net investment income (loss)	(4,133)	903	498	3,624	2,746	25,729

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	37,426	48,110	1,342	11,210	(1,121)	(858)

Realized gain distributions	100,331	170,114	5,794	23,509	—	—

Net realized gain (loss) on investments	137,757	218,224	7,136	34,719	(1,121)	(858)

Unrealized appreciation (depreciation)	(31,081)	(39,776)	3,806	6,225	4,650	24,470

Net increase (decrease) in net assets from operations	102,543	179,351	11,440	44,568	6,275	49,341

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager 50% Initial Class (B)	VIP – Asset Manager 50% Investor Class (B)	VIP – Index 500 Initial Class	VIP – Asset Manager 70% Initial Class (B)	VIP – Asset Manager 70% Investor Class (B)	VIP – Contrafund Initial Class

Income:
Dividends	3,789	5,570	79,385	1,087	3,551	1,815

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	1,051	—	5,071	394	—	9,175
Administrative and other charges	70	—	338	26	—	612

Total expenses	1,121	—	5,409	420	—	9,787

Fidelity Income Advantage
Mortality and expense risk charges	110	—	421	59	—	663
Administrative and other charges	37	—	140	20	—	221

Total expenses	147	—	561	79	—	884

Fidelity Personal Retirement
Mortality and expense risk charges	—	276	6,490	—	238	—
Administrative and other charges	—	104	3,039	—	82	—

Total expenses	—	380	9,529	—	320	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,268	380	15,499	499	320	10,671

Net investment income (loss)	2,521	5,190	63,886	588	3,231	(8,856)

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	368	1,518	393,766	2,169	3,550	74,621

Realized gain distributions	7,149	9,280	35,141	2,013	4,880	209,100

Net realized gain (loss) on investments	7,517	10,798	428,907	4,182	8,430	283,721

Unrealized appreciation (depreciation)	10,224	12,490	622,025	4,839	15,544	(30,283)

Net increase (decrease) in net assets from operations	20,262	28,478	1,114,818	9,609	27,205	244,582

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Income:
Dividends	2,977	3,264	69,903	146	1,041	2,168

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	1,191	—	166	—	958
Administrative and other charges	—	79	—	11	—	64

Total expenses	—	1,270	—	177	—	1,022

Fidelity Income Advantage
Mortality and expense risk charges	—	254	—	25	—	117
Administrative and other charges	—	85	—	8	—	39

Total expenses	—	339	—	33	—	156

Fidelity Personal Retirement
Mortality and expense risk charges	3,387	—	4,426	—	226	—
Administrative and other charges	1,520	—	1,675	—	106	—

Total expenses	4,907	—	6,101	—	332	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	7,155	—	—	—
Administrative and other charges	—	—	1,911	—	—	—

Total expenses	—	—	9,066	—	—	—

Total expenses	4,907	1,609	15,167	210	332	1,178

Net investment income (loss)	(1,930)	1,655	54,736	(64)	709	990

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	126,097	8,678	129,295	1,030	9,723	7,371

Realized gain distributions	501,922	9,608	204,923	4,628	38,660	13,154

Net realized gain (loss) on investments	628,019	18,286	334,218	5,658	48,383	20,525

Unrealized appreciation (depreciation)	(37,354)	5,756	180,153	(1,433)	(13,713)	5,290

Net increase (decrease) in net assets from operations	588,735	25,697	569,107	4,161	35,379	26,805

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class

Income:
Dividends	7,151	—	—	1,070	2,494	389

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	1,440	—	1,658	—	232
Administrative and other charges	—	96	—	111	—	15

Total expenses	—	1,536	—	1,769	—	247

Fidelity Income Advantage
Mortality and expense risk charges	—	167	—	233	—	48
Administrative and other charges	—	56	—	78	—	16

Total expenses	—	223	—	311	—	64

Fidelity Personal Retirement
Mortality and expense risk charges	530	—	1,327	—	741	—
Administrative and other charges	228	—	635	—	334	—

Total expenses	758	—	1,962	—	1,075	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	758	1,759	1,962	2,080	1,075	311

Net investment income (loss)	6,393	(1,759)	(1,962)	(1,010)	1,419	78

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	20,974	19,008	76,438	1,824	2,959	(534)

Realized gain distributions	44,488	3,413	19,635	28,399	76,396	1,532

Net realized gain (loss) on investments	65,462	22,421	96,073	30,223	79,355	998

Unrealized appreciation (depreciation)	16,264	19,975	152,840	(3,851)	(7,857)	1,043

Net increase (decrease) in net assets from operations	88,119	40,637	246,951	25,362	72,917	2,119

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class

Income:
Dividends	1,513	583	4,243	—	—	711

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	221	—	2,102	—	221
Administrative and other charges	—	15	—	140	—	15

Total expenses	—	236	—	2,242	—	236

Fidelity Income Advantage
Mortality and expense risk charges	—	22	—	174	—	26
Administrative and other charges	—	7	—	58	—	9

Total expenses	—	29	—	232	—	35

Fidelity Personal Retirement
Mortality and expense risk charges	177	—	285	—	2,175	—
Administrative and other charges	80	—	123	—	1,097	—

Total expenses	257	—	408	—	3,272	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	257	265	408	2,474	3,272	271

Net investment income (loss)	1,256	318	3,835	(2,474)	(3,272)	440

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(3,718)	1,733	14,292	29,254	156,850	(296)

Realized gain distributions	6,726	1,270	9,964	23,106	163,886	—

Net realized gain (loss) on investments	3,008	3,003	24,256	52,360	320,736	(296)

Unrealized appreciation (depreciation)	5,645	698	3,695	9,750	135,035	2,822

Net increase (decrease) in net assets from operations	9,909	4,019	31,786	59,636	452,499	2,966

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class	VIP – Financials Investor Class	VIP – Industrials Initial Class

Income:
Dividends	3,620	270	1,730	485	4,166	32

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	490	—	205	—	234
Administrative and other charges	—	33	—	14	—	16

Total expenses	—	523	—	219	—	250

Fidelity Income Advantage
Mortality and expense risk charges	—	54	—	21	—	31
Administrative and other charges	—	18	—	7	—	10

Total expenses	—	72	—	28	—	41

Fidelity Personal Retirement
Mortality and expense risk charges	206	—	617	—	251	—
Administrative and other charges	90	—	276	—	125	—

Total expenses	296	—	893	—	376	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	296	595	893	247	376	291

Net investment income (loss)	3,324	(325)	837	238	3,790	(259)

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	487	1,778	10,655	1,839	12,681	1,548

Realized gain distributions	—	5,397	40,593	1,288	10,554	1,024

Net realized gain (loss) on investments	487	7,175	51,248	3,127	23,235	2,572

Unrealized appreciation (depreciation)	12,584	1,774	19,263	329	5,994	4,886

Net increase (decrease) in net assets from operations	16,395	8,624	71,348	3,694	33,019	7,199

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Income:
Dividends	111	13	141	329	2,672	1,425

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	110	—	115	—	253
Administrative and other charges	—	7	—	8	—	17

Total expenses	—	117	—	123	—	270

Fidelity Income Advantage
Mortality and expense risk charges	—	14	—	11	—	29
Administrative and other charges	—	5	—	4	—	10

Total expenses	—	19	—	15	—	39

Fidelity Personal Retirement
Mortality and expense risk charges	231	—	201	—	158	—
Administrative and other charges	111	—	95	—	66	—

Total expenses	342	—	296	—	224	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	342	136	296	138	224	309

Net investment income (loss)	(231)	(123)	(155)	191	2,448	1,116

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	11,558	933	8,670	(714)	(935)	(142)

Realized gain distributions	6,389	1,982	23,111	7	58	—

Net realized gain (loss) on investments	17,947	2,915	31,781	(707)	(877)	(142)

Unrealized appreciation (depreciation)	26,943	(2,056)	(21,580)	894	2,203	1,880

Net increase (decrease) in net assets from operations	44,659	736	10,046	378	3,774	2,854

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class

Income:
Dividends	28,592	200	3,715	365	3,392	367

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	146	—	186	—	89
Administrative and other charges	—	10	—	12	—	6

Total expenses	—	156	—	198	—	95

Fidelity Income Advantage
Mortality and expense risk charges	—	11	—	14	—	—
Administrative and other charges	—	4	—	5	—	—

Total expenses	—	15	—	19	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	873	—	406	—	290	—
Administrative and other charges	373	—	190	—	132	—

Total expenses	1,246	—	596	—	422	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,246	171	596	217	422	95

Net investment income (loss)	27,346	29	3,119	148	2,970	272

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(77)	1,215	13,916	217	2,036	122

Realized gain distributions	—	94	1,716	2,132	21,347	4

Net realized gain (loss) on investments	(77)	1,309	15,632	2,349	23,383	126

Unrealized appreciation (depreciation)	34,256	1,783	40,132	65	820	605

Net increase (decrease) in net assets from operations	61,525	3,121	58,883	2,562	27,173	1,003

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class

Income:
Dividends	2,463	145	1,518	393

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	36	—	101
Administrative and other charges	—	2	—	7

Total expenses	—	38	—	108

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	109	—	82	—
Administrative and other charges	36	—	24	—

Total expenses	145	—	106	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Total expenses	145	38	106	108

Net investment income (loss)	2,318	107	1,412	285

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	383	(109)	229	(65)

Realized gain distributions	31	67	102	523

Net realized gain (loss) on investments	414	(42)	331	458

Unrealized appreciation (depreciation)	3,751	370	2,936	673

Net increase (decrease) in net assets from operations	6,483	435	4,679	1,416

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class

Income:
Dividends	2,409	388	4,394	470	4,878	537

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	106	—	141	—	171
Administrative and other charges	—	7	—	9	—	11

Total expenses	—	113	—	150	—	182

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	130	—	253	—	310	—
Administrative and other charges	40	—	81	—	97	—

Total expenses	170	—	334	—	407	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	170	113	334	150	407	182

Net investment income (loss)	2,239	275	4,060	320	4,471	355

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	344	(22)	1,311	313	2,630	748

Realized gain distributions	2,544	771	8,311	654	12,437	1,044

Net realized gain (loss) on investments	2,888	749	9,622	967	15,067	1,792

Unrealized appreciation (depreciation)	3,749	620	6,122	1,116	6,125	971

Net increase (decrease) in net assets from operations	8,876	1,644	19,804	2,403	25,663	3,118

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Income:
Dividends	8,448	27	719	11	334	4

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	8	—	4	—	2
Administrative and other charges	—	1	—	—	—	—

Total expenses	—	9	—	4	—	2

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	544	—	39	—	26	—
Administrative and other charges	176	—	14	—	9	—

Total expenses	720	—	53	—	35	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	720	9	53	4	35	2

Net investment income (loss)	7,728	18	666	7	299	2

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	7,142	39	724	88	612	1

Realized gain distributions	14,957	46	1,287	33	887	7

Net realized gain (loss) on investments	22,099	85	2,011	121	1,499	8

Unrealized appreciation (depreciation)	19,862	49	1,543	(11)	1,151	24

Net increase (decrease) in net assets from operations	49,689	152	4,220	117	2,949	34

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III

Income:
Dividends	89	4	144	243	775	722

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	9	—	13	—	—	—
Administrative and other charges	2	—	4	—	—	—

Total expenses	11	—	17	—	—	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	37	123	136
Administrative and other charges	—	—	—	7	25	27

Total expenses	—	—	—	44	148	163

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	11	1	17	44	148	163

Net investment income (loss)	78	3	127	199	627	559

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	249	—	172	(7)	100	291

Realized gain distributions	306	1	480	3	576	1,220

Net realized gain (loss) on investments	555	1	652	(4)	676	1,511

Unrealized appreciation (depreciation)	251	—	721	440	1,074	1,225

Net increase (decrease) in net assets from operations	884	4	1,500	635	2,377	3,295

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class

Income:
Dividends	216	2,847	22,281	680	1,059	44,785

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	164	—	210	10	9	406
Administrative and other charges	11	—	14	1	1	27

Total expenses	175	—	224	11	10	433

Fidelity Income Advantage
Mortality and expense risk charges	14	—	26	—	—	185
Administrative and other charges	5	—	9	—	—	62

Total expenses	19	—	35	—	—	247

Fidelity Personal Retirement
Mortality and expense risk charges	—	378	863	28	43	2,255
Administrative and other charges	—	171	288	9	15	750

Total expenses	—	549	1,151	37	58	3,005

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	44	—	—	532
Administrative and other charges	—	—	9	—	—	106

Total expenses	—	—	53	—	—	638

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	194	549	1,463	48	68	4,323

Net investment income (loss)	22	2,298	20,818	632	991	40,462

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	283	6,969	687	472	967	15,838

Realized gain distributions	2,013	27,396	—	155	320	—

Net realized gain (loss) on investments	2,296	34,365	687	627	1,287	15,838

Unrealized appreciation (depreciation)	969	16,882	30,888	796	1,543	162,197

Net increase (decrease) in net assets from operations	3,287	53,545	52,393	2,055	3,821	218,497

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class

Income:
Dividends	46,687	42,421	13,695	222	3,334	77

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	226	284	183	84	—	49
Administrative and other charges	15	19	12	6	—	3

Total expenses	241	303	195	90	—	52

Fidelity Income Advantage
Mortality and expense risk charges	84	129	58	9	—	4
Administrative and other charges	28	43	19	3	—	1

Total expenses	112	172	77	12	—	5

Fidelity Personal Retirement
Mortality and expense risk charges	2,200	3,002	1,223	—	218	—
Administrative and other charges	740	1,054	434	—	91	—

Total expenses	2,940	4,056	1,657	—	309	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	627	163	74	—	—	—
Administrative and other charges	125	33	15	—	—	—

Total expenses	752	196	89	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	4,183	—	—	—	—	—
Administrative and other charges	1,083	—	—	—	—	—

Total expenses	5,266	—	—	—	—	—

Total expenses	9,311	4,727	2,018	102	309	57

Net investment income (loss)	37,376	37,694	11,677	120	3,025	20

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	18,117	30,339	17,808	(153)	(55)	(18)

Realized gain distributions	8,595	20,244	16,131	793	11,199	1,143

Net realized gain (loss) on investments	26,712	50,583	33,939	640	11,144	1,125

Unrealized appreciation (depreciation)	230,754	257,124	117,594	(1,259)	(20,203)	(465)

Net increase (decrease) in net assets from operations	294,842	345,401	163,210	(499)	(6,034)	680

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Hedged Equity Investor Class (C)	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class

Income:
Dividends	575	—	—	34	224	3,803

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	164	—	—	75	—
Administrative and other charges	—	11	—	—	5	—

Total expenses	—	175	—	—	80	—

Fidelity Income Advantage
Mortality and expense risk charges	—	28	—	—	6	—
Administrative and other charges	—	9	—	—	2	—

Total expenses	—	37	—	—	8	—

Fidelity Personal Retirement
Mortality and expense risk charges	56	—	255	3	—	172
Administrative and other charges	25	—	129	1	—	76

Total expenses	81	—	384	4	—	248

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	81	212	384	4	88	248

Net investment income (loss)	494	(212)	(384)	30	136	3,555

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	113	2,774	22,084	71	452	2,733

Realized gain distributions	8,041	2,095	20,761	—	86	1,418

Net realized gain (loss) on investments	8,154	4,869	42,845	71	538	4,151

Unrealized appreciation (depreciation)	(3,418)	2,176	27,577	100	2,989	43,448

Net increase (decrease) in net assets from operations	5,230	6,833	70,038	201	3,663	51,154

(C) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class

Income:
Dividends	900	22,197	18,774	10,060	1,853	13,409

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	93	—	157	301	33	115
Administrative and other charges	6	—	10	20	2	8

Total expenses	99	—	167	321	35	123

Fidelity Income Advantage
Mortality and expense risk charges	5	—	5	7	3	5
Administrative and other charges	2	—	2	2	1	2

Total expenses	7	—	7	9	4	7

Fidelity Personal Retirement
Mortality and expense risk charges	—	300	608	925	156	456
Administrative and other charges	—	146	254	431	74	206

Total expenses	—	446	862	1,356	230	662

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	106	446	1,036	1,686	269	792

Net investment income (loss)	794	21,751	17,738	8,374	1,584	12,617

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	9	(268)	1,169	55,999	2,871	11,795

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	9	(268)	1,169	55,999	2,871	11,795

Unrealized appreciation (depreciation)	(286)	(7,555)	15,152	81,240	13,329	93,685

Net increase (decrease) in net assets from operations	517	13,928	34,059	145,613	17,784	118,097

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity – Class I	VIF – Emerging Markets Debt – Class I	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor	Invesco – VI Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2

Income:
Dividends	160	9,969	—	2,741	480	—

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	99	50	39	48	52	150
Administrative and other charges	7	3	3	3	3	10

Total expenses	106	53	42	51	55	160

Fidelity Income Advantage
Mortality and expense risk charges	9	6	10	4	9	16
Administrative and other charges	3	2	3	1	3	5

Total expenses	12	8	13	5	12	21

Fidelity Personal Retirement
Mortality and expense risk charges	28	71	21	84	28	—
Administrative and other charges	13	31	10	40	14	—

Total expenses	41	102	31	124	42	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	159	163	86	180	109	181

Net investment income (loss)	1	9,806	(86)	2,561	371	(181)

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(1,273)	(159)	6	1,365	733	534

Realized gain distributions	1,329	—	918	—	2,377	159

Net realized gain (loss) on investments	56	(159)	924	1,365	3,110	693

Unrealized appreciation (depreciation)	11,317	80	3,277	26,058	1,451	409

Net increase (decrease) in net assets from operations	11,374	9,727	4,115	29,984	4,932	921

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I

Income:
Dividends	11	739	10,696	4,908	14,859	5,358

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	150	1	121	50	130	26
Administrative and other charges	10	—	8	3	9	2

Total expenses	160	1	129	53	139	28

Fidelity Income Advantage
Mortality and expense risk charges	13	2	3	5	4	4
Administrative and other charges	4	1	1	2	1	1

Total expenses	17	3	4	7	5	5

Fidelity Personal Retirement
Mortality and expense risk charges	—	31	316	161	441	193

Administrative and other charges	—	13	128	70	172	77

Total expenses	—	44	444	231	613	270

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	177	48	577	291	757	303

Net investment income (loss)	(166)	691	10,119	4,617	14,102	5,055

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	60	(311)	(230)	(452)	(2,211)	1,243

Realized gain distributions	2,271	—	—	—	—	12,846

Net realized gain (loss) on investments	2,331	(311)	(230)	(452)	(2,211)	14,089

Unrealized appreciation (depreciation)	(929)	3,613	4,051	6,438	18,094	8,780

Net increase (decrease) in net assets from operations	1,236	3,993	13,940	10,603	29,985	27,924

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin U.S. Government Securities Fund – Class 2

Income:
Dividends	—	1,680

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	13	22
Administrative and other charges	1	1

Total expenses	14	23

Fidelity Income Advantage
Mortality and expense risk charges	1	1
Administrative and other charges	—	—

Total expenses	1	1

Fidelity Personal Retirement
Mortality and expense risk charges	48	66
Administrative and other charges	20	25

Total expenses	68	91

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—
Administrative and other charges	—	—

Total expenses	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—
Administrative and other charges	—	—

Total expenses	—	—

Total expenses	83	115

Net investment income (loss)	(83)	1,565

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(313)	136

Realized gain distributions	—	—

Net realized gain (loss) on investments	(313)	136

Unrealized appreciation (depreciation)	6,227	1,538

Net increase (decrease) in net assets from operations	5,831	3,239

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$7,932	$9,525	$130,815	$138,562	$2,755	$2,494	$20,720	$17,828
Net realized gain (loss) on investments	—	—	—	—	(1,342)	(7,995)	1,043	166
Unrealized appreciation (depreciation)	—	—	—	—	3,062	9,512	9,226	7,354

Net increase (decrease) in net assets from operations	7,932	9,525	130,815	138,562	4,475	4,011	30,989	25,348

Contract Transactions:
Payments received from contract owners	1,081	1,889	1,417,788	1,347,160	72	56	3,443	7,067
Transfers between sub-accounts and the fixed account, net	49,463	27,133	(285,999)	(441,110)	469	(2,459)	4,583	(7,484)
Contract benefits	(6,638)	(4,579)	(237,473)	(192,253)	(1,645)	(1,970)	(36)	(92)
Contract terminations	(33,744)	(41,808)	(544,772)	(518,445)	(1,837)	(3,008)	(9,156)	(10,969)
Contract maintenance charges	(47)	(46)	—	—	(5)	(6)	—	—
Other transfers (to) from FILI, net	1	(310)	(23)	(55)	(244)	(330)	(2)	(2)

Net increase (decrease) in net assets from contract transactions	10,116	(17,721)	349,521	195,297	(3,190)	(7,717)	(1,168)	(11,480)

Total increase (decrease) in net assets	18,048	(8,196)	480,336	333,859	1,285	(3,706)	29,821	13,868
Net Assets:
Beginning of period	225,987	234,183	3,076,385	2,742,526	49,163	52,869	308,629	294,761

End of period	$244,035	$225,987	$3,556,721	$3,076,385	$50,448	$49,163	$338,450	$308,629

(In thousands)	Subaccounts Investing In:

	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,762	$3,537	$11,053	$9,738	$(4,133)	$(6,217)	$903	$(1,911)
Net realized gain (loss) on investments	27,897	26,633	51,073	44,176	137,757	207,740	218,224	321,952
Unrealized appreciation (depreciation)	33,544	21,660	54,422	25,482	(31,081)	(11,326)	(39,776)	(28,960)

Net increase (decrease) in net assets from operations	65,203	51,830	116,548	79,396	102,543	190,197	179,351	291,081

Contract Transactions:
Payments received from contract owners	229	125	4,152	6,013	577	736	8,439	13,360
Transfers between sub-accounts and the fixed account, net	(10,447)	(10,064)	19,580	18,690	(31,990)	(16,712)	(78,356)	80,245
Contract benefits	(10,882)	(10,786)	(782)	(66)	(13,492)	(14,420)	(478)	(4,954)
Contract terminations	(16,499)	(18,907)	(28,979)	(23,167)	(34,252)	(37,748)	(34,136)	(32,042)
Contract maintenance charges	(38)	(39)	—	—	(81)	(86)	—	—
Other transfers (to) from FILI, net	(1,255)	(943)	(6)	(7)	(583)	(1,088)	25	37

Net increase (decrease) in net assets from contract transactions	(38,892)	(40,614)	(6,035)	1,463	(79,821)	(69,318)	(104,506)	56,646

Total increase (decrease) in net assets	26,311	11,216	110,513	80,859	22,722	120,879	74,845	347,727

Net Assets:
Beginning of period	382,625	371,409	624,856	543,997	790,637	669,758	1,288,097	940,370

End of period	$408,936	$382,625	$735,369	$624,856	$813,359	$790,637	$1,362,942	$1,288,097

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$498	$501	$3,624	$3,096	$2,746	$2,809	$25,729	$23,238
Net realized gain (loss) on investments	7,136	3,787	34,719	17,202	(1,121)	(2,279)	(858)	253
Unrealized appreciation (depreciation)	3,806	(1,297)	6,225	(8,810)	4,650	450	24,470	(13,059)

Net increase (decrease) in net assets from operations	11,440	2,991	44,568	11,488	6,275	980	49,341	10,432

Contract Transactions:
Payments received from contract owners	60	72	3,136	452	163	290	5,481	10,023
Transfers between sub-accounts and the fixed account, net	(657)	(2,601)	20,916	(11,175)	458	(1,603)	60,974	43,254
Contract benefits	(1,214)	(1,523)	(428)	(1,457)	(3,916)	(3,816)	(897)	(213)
Contract terminations	(2,388)	(4,517)	(8,630)	(9,483)	(5,059)	(7,624)	(36,094)	(34,194)
Contract maintenance charges	(8)	(8)	—	—	(11)	(13)	—	—
Other transfers (to) from FILI, net	(109)	(87)	(24)	(4)	(524)	(440)	(21)	(9)

Net increase (decrease) in net assets from contract transactions	(4,316)	(8,664)	14,970	(21,667)	(8,889)	(13,206)	29,443	18,861

Total increase (decrease) in net assets	7,124	(5,673)	59,538	(10,179)	(2,614)	(12,226)	78,784	29,293

Net Assets:
Beginning of period	59,845	65,518	213,047	223,226	103,361	115,587	708,962	679,669

End of period	$66,969	$59,845	$272,585	$213,047	$100,747	$103,361	$787,746	$708,962

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager 50% Initial Class (B)		VIP – Asset Manager 50% Investor Class (B)		VIP – Index 500 Initial Class		VIP – Asset Manager 70% Initial Class (B)

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$2,521	$2,460	$5,190	$4,352	$63,886	$63,643	$588	$540
Net realized gain (loss) on investments	7,517	1,003	10,798	2,663	428,907	332,771	4,182	2,518
Unrealized appreciation (depreciation)	10,224	8,314	12,490	9,005	622,025	889,547	4,839	2,581

Net increase (decrease) in net assets from operations	20,262	11,777	28,478	16,020	1,114,818	1,285,961	9,609	5,639

Contract Transactions:
Payments received from contract owners	390	526	3,031	1,227	50,273	54,239	144	143
Transfers between sub-accounts and the fixed account, net	(2,924)	(4,305)	8,146	(14,131)	(65,890)	219,769	(779)	(1,924)
Contract benefits	(5,121)	(6,321)	(621)	(3)	(21,408)	(16,789)	(2,427)	(1,436)
Contract terminations	(9,407)	(7,162)	(5,819)	(10,170)	(196,767)	(173,277)	(2,414)	(2,526)
Contract maintenance charges	(18)	(20)	—	—	(79)	(82)	(9)	(9)
Other transfers (to) from FILI, net	(887)	(418)	1	1	(497)	(875)	(213)	(227)

Net increase (decrease) in net assets from contract transactions	(17,967)	(17,700)	4,738	(23,076)	(234,368)	82,985	(5,698)	(5,979)

Total increase (decrease) in net assets	2,295	(5,923)	33,216	(7,056)	880,450	1,368,946	3,911	(340)

Net Assets:
Beginning of period	154,929	160,852	198,286	205,342	6,545,419	5,176,473	58,874	59,214

End of period	$157,224	$154,929	$231,502	$198,286	$7,425,869	$6,545,419	$62,785	$58,874

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager 70% Investor Class (B)		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,231	$2,104	$(8,856)	$(7,750)	$(1,930)	$(643)	$1,655	$1,867
Net realized gain (loss) on investments	8,430	4,755	283,721	206,110	628,019	430,452	18,286	12,139
Unrealized appreciation (depreciation)	15,544	6,551	(30,283)	137,394	(37,354)	269,271	5,756	11,856

Net increase (decrease) in net assets from operations	27,205	13,410	244,582	335,754	588,735	699,080	25,697	25,862

Contract Transactions:
Payments received from contract owners	3,773	1,934	1,047	997	22,062	17,378	148	764
Transfers between sub-accounts and the fixed account, net	34,812	1,062	(50,823)	(26,751)	11,898	129,957	(5,463)	2,293
Contract benefits	—	(9)	(26,810)	(25,695)	(1,031)	(102)	(7,586)	(5,997)
Contract terminations	(3,884)	(3,937)	(61,287)	(59,677)	(99,705)	(75,387)	(8,483)	(7,619)
Contract maintenance charges	—	—	(131)	(133)	—	—	(17)	(18)
Other transfers (to) from FILI, net	(1)	—	(4,092)	(2,928)	47	(4)	(740)	(384)

Net increase (decrease) in net assets from contract transactions	34,700	(950)	(142,096)	(114,187)	(66,729)	71,842	(22,141)	(10,961)

Total increase (decrease) in net assets	61,905	12,460	102,486	221,567	522,006	770,922	3,556	14,901

Net Assets:
Beginning of period	139,412	126,952	1,283,133	1,061,566	2,826,886	2,055,964	193,490	178,589

End of period	$201,317	$139,412	$1,385,619	$1,283,133	$3,348,892	$2,826,886	$197,046	$193,490

(In thousands)	Subaccounts Investing In:

	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$54,736	$55,342	$(64)	$(154)	$709	$(13)	$990	$812
Net realized gain (loss) on investments	334,218	233,406	5,658	2,087	48,383	17,490	20,525	15,453
Unrealized appreciation (depreciation)	180,153	259,554	(1,433)	3,397	(13,713)	26,294	5,290	9,584

Net increase (decrease) in net assets from operations	569,107	548,302	4,161	5,330	35,379	43,771	26,805	25,849

Contract Transactions:
Payments received from contract owners	26,131	37,223	14	34	1,207	2,137	165	140
Transfers between sub-accounts and the fixed account, net	(43,913)	32,763	(1,165)	(415)	(20,091)	3,782	(4,356)	(5,141)
Contract benefits	(2,735)	(2,086)	(743)	(718)	(229)	(4)	(3,975)	(3,472)
Contract terminations	(205,541)	(216,326)	(1,507)	(985)	(9,311)	(8,042)	(5,267)	(5,670)
Contract maintenance charges	—	—	(2)	(2)	—	—	(18)	(18)
Other transfers (to) from FILI, net	2	(40)	(17)	14	1	4	(890)	(371)

Net increase (decrease) in net assets from contract transactions	(226,056)	(148,466)	(3,420)	(2,072)	(28,423)	(2,123)	(14,341)	(14,532)

Total increase (decrease) in net assets	343,051	399,836	741	3,258	6,956	41,648	12,464	11,317

Net Assets:
Beginning of period	4,031,716	3,631,880	25,722	22,464	214,160	172,512	137,805	126,488

End of period	$4,374,767	$4,031,716	$26,463	$25,722	$221,116	$214,160	$150,269	$137,805

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$6,393	$4,971	$(1,759)	$(1,594)	$(1,962)	$(1,713)	$(1,010)	$(814)
Net realized gain (loss) on investments	65,462	43,725	22,421	10,765	96,073	53,318	30,223	39,219
Unrealized appreciation (depreciation)	16,264	25,715	19,975	51,296	152,840	287,817	(3,851)	2,248

Net increase (decrease) in net assets from operations	88,119	74,411	40,637	60,467	246,951	339,422	25,362	40,653

Contract Transactions:
Payments received from contract owners	4,874	2,782	131	161	10,392	8,625	109	104
Transfers between sub-accounts and the fixed account, net	14,575	8,876	(10,477)	(1,802)	(9,204)	(10,701)	(13,161)	(10,563)
Contract benefits	(3,892)	(336)	(5,562)	(7,003)	(615)	(487)	(6,769)	(8,542)
Contract terminations	(12,944)	(12,449)	(12,404)	(7,290)	(45,466)	(30,068)	(8,263)	(15,595)
Contract maintenance charges	—	—	(24)	(24)	—	—	(28)	(31)
Other transfers (to) from FILI, net	(3)	(1)	(228)	(141)	(10)	4	(1,001)	(772)

Net increase (decrease) in net assets from contract transactions	2,610	(1,128)	(28,564)	(16,099)	(44,903)	(32,627)	(29,113)	(35,399)

Total increase (decrease) in net assets	90,729	73,283	12,073	44,368	202,048	306,795	(3,751)	5,254

Net Assets:
Beginning of period	415,400	342,117	212,890	168,522	1,212,984	906,189	263,581	258,327

End of period	$506,129	$415,400	$224,963	$212,890	$1,415,032	$1,212,984	$259,830	$263,581

(In thousands)	Subaccounts Investing In:

	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$1,419	$2,162	$78	$70	$1,256	$1,566	$318	$331
Net realized gain (loss) on investments	79,355	93,149	998	6,866	3,008	30,216	3,003	2,078
Unrealized appreciation (depreciation)	(7,857)	3,423	1,043	(3,322)	5,645	(14,673)	698	3,589

Net increase (decrease) in net assets from operations	72,917	98,734	2,119	3,614	9,909	17,109	4,019	5,998

Contract Transactions:
Payments received from contract owners	3,529	4,725	36	62	376	1,207	22	12
Transfers between sub-accounts and the fixed account, net	(17,639)	2,987	(5,286)	(1,215)	(32,948)	(23,191)	1,588	2,869
Contract benefits	(234)	(17)	(1,196)	(1,351)	(114)	(542)	(932)	(545)
Contract terminations	(20,167)	(16,974)	(1,298)	(2,132)	(6,069)	(6,252)	(953)	(1,589)
Contract maintenance charges	—	—	(4)	(5)	—	—	(5)	(4)
Other transfers (to) from FILI, net	(1)	(5)	(225)	(39)	1	(2)	(205)	(20)

Net increase (decrease) in net assets from contract transactions	(34,512)	(9,284)	(7,973)	(4,680)	(38,754)	(28,780)	(485)	723

Total increase (decrease) in net assets	38,405	89,450	(5,854)	(1,066)	(28,845)	(11,671)	3,534	6,721

Net Assets:
Beginning of period	673,555	584,105	42,372	43,438	184,986	196,657	30,402	23,681

End of period	$711,960	$673,555	$36,518	$42,372	$156,141	$184,986	$33,936	$30,402

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,835	$3,874	$(2,474)	$(2,438)	$(3,272)	$(2,947)	$440	$573
Net realized gain (loss) on investments	24,256	14,758	52,360	36,705	320,736	211,653	(296)	(244)
Unrealized appreciation (depreciation)	3,695	22,536	9,750	51,431	135,035	344,415	2,822	1,133

Net increase (decrease) in net assets from operations	31,786	41,168	59,636	85,698	452,499	553,121	2,966	1,462

Contract Transactions:
Payments received from contract owners	1,504	2,294	131	309	14,324	11,999	17	86
Transfers between sub-accounts and the fixed account, net	(21,599)	52,173	(23,373)	(13,961)	(30,712)	74,114	(3,537)	(8,236)
Contract benefits	(21)	(45)	(5,320)	(9,745)	(1,285)	(436)	(1,040)	(954)
Contract terminations	(7,525)	(6,010)	(11,015)	(10,587)	(71,877)	(61,978)	(1,118)	(1,658)
Contract maintenance charges	—	—	(33)	(35)	—	—	(6)	(8)
Other transfers (to) from FILI, net	2	(5)	(214)	(276)	(10)	(2)	(21)	(75)

Net increase (decrease) in net assets from contract transactions	(27,639)	48,407	(39,824)	(34,295)	(89,560)	23,697	(5,705)	(10,845)

Total increase (decrease) in net assets	4,147	89,575	19,812	51,403	362,939	576,818	(2,739)	(9,383)

Net Assets:
Beginning of period	248,114	158,539	314,693	263,290	2,137,374	1,560,556	35,167	44,550

End of period	$252,261	$248,114	$334,505	$314,693	$2,500,313	$2,137,374	$32,428	$35,167

(In thousands)	Subaccounts Investing In:

	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,324	$4,276	$(325)	$(768)	$837	$(1,100)	$238	$265
Net realized gain (loss) on investments	487	6,979	7,175	4,268	51,248	29,535	3,127	1,398
Unrealized appreciation (depreciation)	12,584	(1,589)	1,774	886	19,263	6,771	329	4,539

Net increase (decrease) in net assets from operations	16,395	9,666	8,624	4,386	71,348	35,206	3,694	6,202

Contract Transactions:
Payments received from contract owners	680	1,308	30	78	1,492	2,808	32	72
Transfers between sub-accounts and the fixed account, net	(24,042)	(57,194)	(11,620)	(8,277)	(56,275)	(102,324)	(4,053)	3,917
Contract benefits	(113)	(82)	(2,174)	(2,246)	(295)	(206)	(585)	(606)
Contract terminations	(6,354)	(6,944)	(2,673)	(5,750)	(15,456)	(18,726)	(956)	(415)
Contract maintenance charges	—	—	(9)	(11)	—	—	(6)	(5)
Other transfers (to) from FILI, net	2	(8)	(279)	(243)	2	(8)	(72)	75

Net increase (decrease) in net assets from contract transactions	(29,827)	(62,920)	(16,725)	(16,449)	(70,532)	(118,456)	(5,640)	3,038

Total increase (decrease) in net assets	(13,432)	(53,254)	(8,101)	(12,063)	816	(83,250)	(1,946)	9,240

Net Assets:
Beginning of period	187,335	240,589	82,129	94,192	593,290	676,540	30,780	21,540

End of period	$173,903	$187,335	$74,028	$82,129	$594,106	$593,290	$28,834	$30,780

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Financials Investor Class		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,790	$3,169	$(259)	$(36)	$(231)	$875	$(123)	$(143)
Net realized gain (loss) on investments	23,235	10,937	2,572	2,595	17,947	15,835	2,915	1,594
Unrealized appreciation (depreciation)	5,994	36,125	4,886	2,930	26,943	13,743	(2,056)	2,379

Net increase (decrease) in net assets from operations	33,019	50,231	7,199	5,489	44,659	30,453	736	3,830

Contract Transactions:
Payments received from contract owners	1,081	1,882	22	81	1,387	1,462	10	6
Transfers between sub-accounts and the fixed account, net	(5,382)	28,962	3,008	1,767	29,848	16,098	(2,814)	(3,160)
Contract benefits	(90)	(40)	(1,044)	(632)	(146)	—	(598)	(711)
Contract terminations	(6,865)	(5,602)	(1,642)	(1,349)	(6,068)	(3,708)	(989)	(1,199)
Contract maintenance charges	—	—	(3)	(3)	—	—	(2)	(2)
Other transfers (to) from FILI, net	4	(3)	(209)	19	5	—	(280)	(89)

Net increase (decrease) in net assets from contract transactions	(11,252)	25,199	132	(117)	25,026	13,852	(4,673)	(5,155)

Total increase (decrease) in net assets	21,767	75,430	7,331	5,372	69,685	44,305	(3,937)	(1,325)

Net Assets:
Beginning of period	235,581	160,151	31,207	25,835	182,591	138,286	19,051	20,376

End of period	$257,348	$235,581	$38,538	$31,207	$252,276	$182,591	$15,114	$19,051

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(155)	$(227)	$191	$584	$2,448	$5,229	$1,116	$1,064
Net realized gain (loss) on investments	31,781	13,304	(707)	(930)	(877)	(1,770)	(142)	(341)
Unrealized appreciation (depreciation)	(21,580)	28,470	894	1,287	2,203	4,436	1,880	1,320

Net increase (decrease) in net assets from operations	10,046	41,547	378	941	3,774	7,895	2,854	2,043

Contract Transactions:
Payments received from contract owners	483	1,326	23	26	629	815	26	140
Transfers between sub-accounts and the fixed account, net	(26,266)	(32,680)	(1,319)	(662)	(4,854)	(5,915)	220	(1,181)
Contract benefits	(61)	(14)	(578)	(678)	(9)	(51)	(881)	(1,409)
Contract terminations	(6,585)	(5,633)	(958)	(1,078)	(4,244)	(5,719)	(2,807)	(2,534)
Contract maintenance charges	—	—	(3)	(4)	—	—	(3)	(4)
Other transfers (to) from FILI, net	(2)	(4)	(38)	5	1	(2)	(157)	(402)

Net increase (decrease) in net assets from contract transactions	(32,431)	(37,005)	(2,873)	(2,391)	(8,477)	(10,872)	(3,602)	(5,390)

Total increase (decrease) in net assets	(22,385)	4,542	(2,495)	(1,450)	(4,703)	(2,977)	(748)	(3,347)

Net Assets:
Beginning of period	212,935	208,393	18,164	19,614	134,490	137,467	38,051	41,398

End of period	$190,550	$212,935	$15,669	$18,164	$129,787	$134,490	$37,303	$38,051

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$27,346	$25,436	$29	$(1)	$3,119	$1,654	$148	$114
Net realized gain (loss) on investments	(77)	(116)	1,309	783	15,632	11,404	2,349	3,428
Unrealized appreciation (depreciation)	34,256	15,753	1,783	421	40,132	11,681	65	(732)

Net increase (decrease) in net assets from operations	61,525	41,073	3,121	1,203	58,883	24,739	2,562	2,810

Contract Transactions:
Payments received from contract owners	6,814	7,888	17	9	4,132	1,872	11	10
Transfers between sub-accounts and the fixed account, net	3,838	(9,073)	1,482	374	46,840	(5,611)	13	(1,811)
Contract benefits	(34)	(78)	(260)	(370)	(23)	(8)	(456)	(580)
Contract terminations	(30,753)	(34,441)	(715)	(573)	(13,885)	(11,634)	(1,438)	(1,144)
Contract maintenance charges	—	—	(2)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	(1)	(7)	(7)	(132)	1	(1)	(11)	(1)

Net increase (decrease) in net assets from contract transactions	(20,136)	(35,711)	515	(693)	37,065	(15,382)	(1,883)	(3,528)

Total increase (decrease) in net assets	41,389	5,362	3,636	510	95,948	9,357	679	(718)

Net Assets:
Beginning of period	733,756	728,394	18,043	17,533	317,830	308,473	26,447	27,165

End of period	$775,145	$733,756	$21,679	$18,043	$413,778	$317,830	$27,126	$26,447

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class (A)		VIP – Freedom Income Investor Class (A)		VIP – Freedom 2005 Initial Class (A)

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/24
Operations:
Net investment income (loss)	$2,970	$2,862	$272	$330	$2,318	$2,476	$37
Net realized gain (loss) on investments	23,383	37,229	126	36	414	(71)	(487)
Unrealized appreciation (depreciation)	820	(9,402)	605	26	3,751	246	519

Net increase (decrease) in net assets from operations	27,173	30,689	1,003	392	6,483	2,651	69

Contract Transactions:
Payments received from contract owners	1,039	1,733	2	3	209	292	—
Transfers between sub-accounts and the fixed account, net	(27,133)	(14,024)	(79)	4,114	(1,222)	11,051	(4,518)
Contract benefits	(202)	(17)	(321)	(683)	(13)	(1)	—
Contract terminations	(6,823)	(9,556)	(1,344)	(1,030)	(3,923)	(2,879)	(595)
Contract maintenance charges	—	—	(1)	(1)	—	—	—
Other transfers (to) from FILI, net	3	(5)	60	59	2	2	1

Net increase (decrease) in net assets from contract transactions	(33,116)	(21,869)	(1,683)	2,462	(4,947)	8,465	(5,112)

Total increase (decrease) in net assets	(5,943)	8,820	(680)	2,854	1,536	11,116	(5,043)

Net Assets:
Beginning of period	277,870	269,050	11,767	8,913	71,659	60,543	5,043

End of period	$271,927	$277,870	$11,087	$11,767	$73,195	$71,659	$—

(A) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2005 Investor Class (A)	VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$174	$107	$153	$1,412	$1,649	$285	$344
Net realized gain (loss) on investments	(2,355)	(42)	(108)	331	167	458	408
Unrealized appreciation (depreciation)	2,489	370	224	2,936	720	673	62

Net increase (decrease) in net assets from operations	308	435	269	4,679	2,536	1,416	814

Contract Transactions:
Payments received from contract owners	104	1	1	169	116	—	—
Transfers between sub-accounts and the fixed account, net	(16,683)	(533)	(796)	(4,447)	(4,899)	(1,145)	(810)
Contract benefits	—	(249)	(165)	—	(41)	(211)	(184)
Contract terminations	(329)	(567)	(588)	(2,279)	(1,693)	(833)	(547)
Contract maintenance charges	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	—	3	—	(1)	—	5	(57)

Net increase (decrease) in net assets from contract transactions	(16,908)	(1,346)	(1,549)	(6,558)	(6,517)	(2,186)	(1,600)

Total increase (decrease) in net assets	(16,600)	(911)	(1,280)	(1,879)	(3,981)	(770)	(786)

Net Assets:
Beginning of period	16,600	5,331	6,611	48,214	52,195	13,921	14,707

End of period	$—	$4,420	$5,331	$46,335	$48,214	$13,151	$13,921

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$2,239	$2,405	$275	$296	$4,060	$4,284	$320	$310
Net realized gain (loss) on investments	2,888	623	749	356	9,622	3,193	967	382
Unrealized appreciation (depreciation)	3,749	1,865	620	434	6,122	4,703	1,116	765

Net increase (decrease) in net assets from operations	8,876	4,893	1,644	1,086	19,804	12,180	2,403	1,457

Contract Transactions:
Payments received from contract owners	175	805	5	10	460	971	6	60
Transfers between sub-accounts and the fixed account, net	(3,849)	(3,986)	(647)	(1,909)	(4,142)	(19,785)	(1,301)	(713)
Contract benefits	(6)	(12)	(130)	(766)	(21)	(30)	(31)	(249)
Contract terminations	(5,047)	(3,234)	(624)	(1,035)	(7,314)	(10,337)	(357)	(1,590)
Contract maintenance charges	—	—	(2)	(2)	—	—	(3)	(4)
Other transfers (to) from FILI, net	(2)	(2)	7	3	2	(2)	(4)	—

Net increase (decrease) in net assets from contract transactions	(8,729)	(6,429)	(1,391)	(3,699)	(11,015)	(29,183)	(1,690)	(2,496)

Total increase (decrease) in net assets	147	(1,536)	253	(2,613)	8,789	(17,003)	713	(1,039)

Net Assets:
Beginning of period	80,036	81,572	14,195	16,808	156,670	173,673	17,945	18,984

End of period	$80,183	$80,036	$14,448	$14,195	$165,459	$156,670	$18,658	$17,945

(A) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets – continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$4,471	$4,452	$355	$343	$7,728	$6,826	$18	$11
Net realized gain (loss) on investments	15,067	5,614	1,792	383	22,099	9,030	85	7
Unrealized appreciation (depreciation)	6,125	6,225	971	1,082	19,862	14,319	49	12

Net increase (decrease) in net assets from operations	25,663	16,291	3,118	1,808	49,689	30,175	152	30

Contract Transactions:
Payments received from contract owners	842	1,226	2	52	4,182	5,409	—	—
Transfers between sub-accounts and the fixed account, net	(9,732)	(22,380)	(2,545)	689	(6,677)	(14,393)	347	766
Contract benefits	(68)	(141)	(158)	(61)	(163)	—	—	—
Contract terminations	(9,662)	(14,871)	(1,044)	(712)	(14,654)	(15,917)	(8)	—
Contract maintenance charges	—	—	(4)	(6)	—	—	—	—
Other transfers (to) from FILI, net	2	(3)	(1)	3	1	(5)	1	8

Net increase (decrease) in net assets from contract transactions	(18,618)	(36,169)	(3,750)	(35)	(17,311)	(24,906)	340	774

Total increase (decrease) in net assets	7,045	(19,878)	(632)	1,773	32,378	5,269	492	804

Net Assets:
Beginning of period	188,704	208,582	23,456	21,683	334,565	329,296	879	75

End of period	$195,749	$188,704	$22,824	$23,456	$366,943	$334,565	$1,371	$879

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2035 Investor Class		VIP – Freedom 2040 Initial Class		VIP – Investor Freedom 2040 Investor Class		VIP – Freedom 2045 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$666	$308	$7	$3	$299	$127	$2	$—
Net relized gain (loss) on investments	2,011	544	121	9	1,499	317	8	4
Unrealized appreciation (depreciation)	1,543	(34)	(11)	22	1,151	299	24	—

Net increase (decrease) in net assets from operations	4,220	818	117	34	2,949	743	34	4

Contract Transactions:
Payments received from contract owners	1,514	915	30	32	1,179	1,250	—	—
Transfers between sub-accounts and the fixed account, net	10,346	12,719	87	328	6,569	4,175	285	(4)
Contract benefits	—	—	(5)	—	—	—	—	—
Contract terminations	(245)	(15)	(1)	—	(104)	(251)	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	—	—	3	(8)	1	1	—	—

Net increase (decrease) in net assets from contract transactions	11,615	13,619	114	352	7,645	5,175	285	(4)

Total increase (decrease) in net assets	15,835	14,437	231	386	10,594	5,918	319	—

Net Assets:
Beginning of period	19,469	5,032	469	83	11,377	5,459	2	2

End of period	$35,304	$19,469	$700	$469	$21,971	$11,377	$321	$2

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2045 Investor Class		VIP – Freedom 2050 Initial Class		VIP – Investor Freedom 2050 Investor Class		VIP – Freedom Lifetime Income I

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$78	$35	$3	$1	$127	$56	$199	$247
Net realized gain (loss) on investments	555	151	1	8	652	275	(4)	(9)
Unrealized appreciation (depreciation)	251	90	—	(2)	721	(21)	440	43

Net increase (decrease) in net assets from operations	884	276	4	7	1,500	310	635	281

Contract Transactions:
Payments received from contract owners	347	80	5	—	405	186	—	—
Transfers between sub-accounts and the fixed account, net	2,419	1,462	266	35	4,381	3,537	(87)	—
Contract benefits	—	—	—	—	—	—	(681)	(679)
Contract terminations	(52)	(3)	—	(13)	(196)	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	1	(1)	2	(1)	(1)	(2)	(195)	(5)

Net increase (decrease) in net assets from contract transactions	2,715	1,538	273	21	4,589	3,721	(963)	(684)

Total increase (decrease) in net assets	3,599	1,814	277	28	6,089	4,031	(328)	(403)

Net Assets:
Beginning of period	3,432	1,618	43	15	5,803	1,772	7,479	7,882

End of period	$7,031	$3,432	$320	$43	$11,892	$5,803	$7,151	$7,479

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$627	$705	$559	$569	$22	$72	$2,298	$2,888
Net realized gain (loss) on investments	676	126	1,511	522	2,296	620	34,365	8,894
Unrealized appreciation (depreciation)	1,074	397	1,225	760	969	2,623	16,882	34,755

Net increase (decrease) in net assets from operations	2,377	1,228	3,295	1,851	3,287	3,315	53,545	46,537

Contract Transactions:
Payments received from contract owners	—	—	—	—	7	82	1,474	4,679
Transfers between sub-accounts and the fixed account, net	(22)	—	(26)	50	(3,910)	2,680	(19,541)	24,381
Contract benefits	(2,201)	(2,232)	(1,932)	(1,863)	(462)	(371)	(244)	(92)
Contract terminations	—	—	(224)	(54)	(741)	(1,095)	(11,297)	(10,965)
Contract maintenance charges	—	—	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	38	1	(45)	178	(121)	28	—	(11)

Net increase (decrease) in net assets from contract transactions	(2,185)	(2,231)	(2,227)	(1,689)	(5,230)	1,321	(29,608)	17,992

Total increase (decrease) in net assets	192	(1,003)	1,068	162	(1,943)	4,636	23,937	64,529

Net Assets:
Beginning of period	24,472	25,475	26,536	26,374	26,839	22,203	353,600	289,071

End of period	$24,664	$24,472	$27,604	$26,536	$24,896	$26,839	$377,537	$353,600

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 20% Investor Class		VIP – FundsManager 30% Investor Class		VIP – FundsManager 40% Investor Class		VIP – FundsManager 50% Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$20,818	$20,714	$632	$325	$991	$515	$40,462	$35,780
Net realized gain (loss) on investments	687	(2,749)	627	172	1,287	304	15,838	8,617
Unrealized appreciation (depreciation)	30,888	15,417	796	16	1,543	204	162,197	88,872

Net increase (decrease) in net assets from operations	52,393	33,382	2,055	513	3,821	1,023	218,497	133,269

Contract Transactions:
Payments received from contract owners	2,860	3,954	838	149	1,165	311	11,576	12,168
Transfers between sub-accounts and the fixed account, net	(7,820)	(45,648)	11,039	8,292	25,867	10,489	(44,621)	(52,138)
Contract benefits	(2,588)	(2,427)	(5)	—	(1)	—	(14,014)	(13,520)
Contract terminations	(34,616)	(50,941)	(1,189)	(906)	(2,674)	(978)	(84,490)	(85,220)
Contract maintenance charges	(4)	(5)	—	—	—	—	(6)	(7)
Other transfers (to) from FILI, net	104	72	1	—	(4)	(1)	(2,060)	(752)

Net increase (decrease) in net assets from contract transactions	(42,064)	(94,995)	10,684	7,535	24,353	9,821	(133,615)	(139,469)

Total increase (decrease) in net assets	10,329	(61,613)	12,739	8,048	28,174	10,844	84,882	(6,200)

Net Assets:
Beginning of period	614,387	676,000	13,228	5,180	22,777	11,933	1,663,905	1,670,105

End of period	$624,716	$614,387	$25,967	$13,228	$50,951	$22,777	$1,748,787	$1,663,905

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$37,376	$32,174	$37,694	$31,245	$11,677	$9,151	$120	$200
Net realized gain (loss) on investments	26,712	8,113	50,583	21,881	33,939	7,915	640	473
Unrealized appreciation (depreciation)	230,754	133,928	257,124	142,260	117,594	68,316	(1,259)	54

Net increase (decrease) in net assets from operations	294,842	174,215	345,401	195,386	163,210	85,382	(499)	727

Contract Transactions:
Payments received from contract owners	13,528	19,826	20,106	27,491	12,511	12,275	1	1
Transfers between sub-accounts and the fixed account, net	(16,846)	(23,814)	79,602	71,804	88,252	70,115	(1,182)	(2,244)
Contract benefits	(14,010)	(12,181)	(8,070)	(6,700)	(2,889)	(2,931)	(653)	(378)
Contract terminations	(99,688)	(128,952)	(83,540)	(90,542)	(36,029)	(24,309)	(757)	(802)
Contract maintenance charges	(5)	(5)	(6)	(6)	(3)	(4)	(2)	(3)
Other transfers (to) from FILI, net	(522)	(257)	(191)	(477)	(2,059)	183	(293)	31

Net increase (decrease) in net assets from contract transactions	(117,543)	(145,383)	7,901	1,570	59,783	55,329	(2,886)	(3,395)

Total increase (decrease) in net assets	177,299	28,832	353,302	196,956	222,993	140,711	(3,385)	(2,668)

Net Assets:
Beginning of period	2,019,116	1,990,284	2,047,271	1,850,315	822,988	682,277	13,939	16,607

End of period	$2,196,415	$2,019,116	$2,400,573	$2,047,271	$1,045,981	$822,988	$10,554	$13,939

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Staples Investor Class		VIP – Materials Initial Class		VIP – Materials Investor Class		VIP – Communication Services Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
DOperations:
Net investment income (loss)	$3,025	$4,013	$20	$29	$494	$539	$(212)	$(178)
Net realized gain (loss) on investments	11,144	7,235	1,125	98	8,154	534	4,869	2,858
Unrealized appreciation (depreciation)	(20,203)	(373)	(465)	(269)	(3,418)	(2,261)	2,176	3,317

Net increase (decrease) in net assets from operations	(6,034)	10,875	680	(142)	5,230	(1,188)	6,833	5,997

Contract Transactions:
Payments received from contract owners	670	806	1	25	313	210	16	16
Transfers between sub-accounts and the fixed account, net	(15,433)	(27,673)	(912)	(1,277)	1,219	(11,398)	7,521	(2,833)
Contract benefits	(64)	(10)	(198)	(151)	—	(11)	(662)	(638)
Contract terminations	(5,097)	(7,073)	(188)	(2,100)	(2,499)	(1,413)	(2,501)	(697)
Contract maintenance charges	—	—	(3)	(4)	—	—	(3)	(3)
Other transfers (to) from FILI, net	6	(2)	17	(39)	(1)	1	(22)	130

Net increase (decrease) in net assets from contract transactions	(19,918)	(33,952)	(1,283)	(3,546)	(968)	(12,611)	4,349	(4,025)

Total increase (decrease) in net assets	(25,952)	(23,077)	(603)	(3,688)	4,262	(13,799)	11,182	1,972

Net Assets:
Beginning of period	196,058	219,135	7,355	11,043	49,507	63,306	21,805	19,833

End of period	$170,106	$196,058	$6,752	$7,355	$53,769	$49,507	$32,987	$21,805

(In thousands)	Subaccounts Investing In:

	VIP – Communication Services Investor Class		VIP – Hedged Equity Investor Class (C)		VIP – Emerging Markets Initial Class		VIP – Emerging Markets Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(384)	$(281)	$30	—	$136	$49	$3,555	$1,316
Net realized gain (loss) on investments	42,845	21,678	71	—	538	(84)	4,151	(1,065)
Unrealized appreciation (depreciation)	27,577	28,705	100	—	2,989	754	43,448	9,259

Net increase (decrease) in net assets from operations	70,038	50,102	201	—	3,663	719	51,154	9,510

Contract Transactions:
Payments received from contract owners	2,207	897	89	—	10	4	2,595	820
Transfers between sub-accounts and the fixed account, net	89,645	(9,588)	8,709	—	2,717	(551)	72,437	(2,920)
Contract benefits	(278)	(2)	—	—	(278)	(138)	(20)	(4)
Contract terminations	(7,703)	(4,626)	(1)	—	(396)	(303)	(5,806)	(4,355)
Contract maintenance charges	—	—	—	—	(2)	(1)	—	—
Other transfers (to) from FILI, net	7	5	1	—	26	(121)	1	(2)

Net increase (decrease) in net assets from contract transactions	83,878	(13,314)	8,798	—	2,077	(1,110)	69,207	(6,461)

Total increase (decrease) in net assets	153,916	36,788	8,999	—	5,740	(391)	120,361	3,049

Net Assets:
Beginning of period	195,828	159,040	—	—	8,110	8,501	110,655	107,606

End of period	$349,744	$195,828	$8,999	—	$13,850	$8,110	$231,016	$110,655

(C) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$794	$886	$21,751	$20,688	$17,738	$13,349	$8,374	$8,772
Net realized gain (loss) on investments	9	145	(268)	1,513	1,169	1,160	55,999	35,258
Unrealized appreciation (depreciation)	(286)	—	(7,555)	(151)	15,152	(10,441)	81,240	110,435

Net increase (decrease) in net assets from operations	517	1,031	13,928	22,050	34,059	4,068	145,613	154,465

Contract Transactions:
Payments received from contract owners	133	175	3,052	11,496	10,537	7,185	8,442	9,738
Transfers between sub-accounts and the fixed account, net	(2,795)	154	(32,590)	28,143	74,664	78,289	11,775	77,167
Contract benefits	(102)	(162)	(81)	(112)	(955)	(268)	(1,487)	(969)
Contract terminations	(895)	(1,207)	(8,423)	(11,305)	(20,948)	(24,968)	(32,865)	(25,244)
Contract maintenance charges	(2)	(2)	—	—	(3)	(3)	(2)	(4)
Other transfers (to) from FILI, net	16	2	(2)	(1)	22	14	(20)	34

Net increase (decrease) in net assets from contract transactions	(3,645)	(1,040)	(38,044)	28,221	63,317	60,249	(14,157)	60,722

Total increase (decrease) in net assets	(3,128)	(9)	(24,116)	50,271	97,376	64,317	131,456	215,187

Net Assets:
Beginning of period	14,155	14,164	307,877	257,606	499,842	435,525	850,563	635,376

End of period	$11,027	$14,155	$283,761	$307,877	$597,218	$499,842	$982,019	$850,563

(In thousands)	Subaccounts Investing In:

	VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$1,584	$1,678	$12,617	$8,564	$1	$363	$9,806	$6,776
Net realized gain (loss) on investments	2,871	3,880	11,795	4,889	56	(3,732)	(159)	(1,938)
Unrealized appreciation (depreciation)	13,329	9,415	93,685	505	11,317	6,056	80	2,195

Net increase (decrease) in net assets from operations	17,784	14,973	118,097	13,958	11,374	2,687	9,727	7,033

Contract Transactions:
Payments received from contract owners	1,462	1,504	7,846	2,321	223	164	349	221
Transfers between sub-accounts and the fixed account, net	10,797	1,126	152,453	20,032	(1,363)	(1,421)	1,116	(4,468)
Contract benefits	(69)	(68)	(371)	(362)	(249)	(538)	(125)	(104)
Contract terminations	(3,214)	(5,461)	(16,272)	(10,209)	(1,053)	(2,101)	(2,064)	(3,504)
Contract maintenance charges	(1)	(1)	(2)	(1)	(2)	(3)	(2)	(1)
Other transfers (to) from FILI, net	18	10	3	9	(162)	(54)	(51)	(55)

Net increase (decrease) in net assets from contract transactions	8,993	(2,890)	143,657	11,790	(2,606)	(3,953)	(777)	(7,911)

Total increase (decrease) in net assets	26,777	12,083	261,754	25,748	8,768	(1,266)	8,950	(878)

Net Assets:
Beginning of period	143,846	131,763	309,225	283,477	36,981	38,247	66,974	67,852

End of period	$170,623	$143,846	$570,979	$309,225	$45,749	$36,981	$75,924	$66,974

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIF – Global Strategist – Class II		Lazard – Retirement Emerging Markets Portfolio – Investor		Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery SMID Cap Growth Class 2

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(86)	$(82)	$2,561	$2,217	371	$211	$(181)	$(192)
Net realized gain (loss) on investments	924	(471)	1,365	(1,077)	3,110	1,005	693	528
Unrealized appreciation (depreciation)	3,277	2,145	26,058	3,769	1,451	2,755	409	3,340

Net increase (decrease) in net assets from operations	4,115	1,592	29,984	4,909	4,932	3,971	921	3,676

Contract Transactions:
Payments received from contract owners	94	105	931	103	36	91	—	—
Transfers between sub-accounts and the fixed account, net	486	1,047	46,893	(4,591)	(727)	7,183	(1,141)	(604)
Contract benefits	(190)	(305)	(181)	(70)	(249)	(399)	(440)	(440)
Contract terminations	(712)	(1,086)	(2,376)	(3,906)	(1,256)	(1,801)	(1,019)	(1,290)
Contract maintenance charges	(1)	(1)	(1)	(1)	(1)	(1)	(4)	(5)
Other transfers (to) from FILI, net	(6)	(6)	(4)	(3)	(32)	(7)	(50)	(65)

Net increase (decrease) in net assets from contract transactions	(329)	(246)	45,262	(8,468)	(2,229)	5,066	(2,654)	(2,404)

Total increase (decrease) in net assets	3,786	1,346	75,246	(3,559)	2,703	9,037	(1,733)	1,272

Net Assets:
Beginning of period	23,823	22,477	62,196	65,755	33,409	24,372	23,554	22,282

End of period	$27,609	$23,823	$137,442	$62,196	36,112	$33,409	21,821	$23,554

(In thousands)	Subaccounts Investing In:

	Allspring – VT Opportunity Class 2		PVIT – Commodity Real Return – Strategy Portfolio – Administrative		PVIT – Low Duration Portfolio – Administrative		PVIT – Real Return Portfolio – Administrative

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(166)	$(172)	$691	$493	$10,119	$10,047	$4,617	$3,525
Net realized gain (loss) on investments	2,331	2,528	(311)	(7,381)	(230)	(2,214)	(452)	(4,594)
Unrealized appreciation (depreciation)	(929)	538	3,613	7,901	4,051	3,258	6,438	3,876

Net increase (decrease) in net assets from operations	1,236	2,894	3,993	1,013	13,940	11,091	10,603	2,807

Contract Transactions:
Payments received from contract owners	—	—	96	58	587	1,380	2,980	455
Transfers between sub-accounts and the fixed account, net	(232)	(498)	4,762	(8,687)	44,248	(11,454)	9,373	(14,666)
Contract benefits	(410)	(786)	(207)	(48)	(375)	(7,216)	(197)	(180)
Contract terminations	(747)	(1,093)	(1,480)	(2,041)	(15,319)	(14,884)	(9,906)	(8,532)
Contract maintenance charges	(2)	(2)	—	—	(1)	(1)	(1)	(1)
Other transfers (to) from FILI, net	(69)	(16)	(4)	2	10	(10)	(90)	32

Net increase (decrease) in net assets from contract transactions	(1,460)	(2,395)	3,167	(10,716)	29,150	(32,185)	2,159	(22,892)

Total increase (decrease) in net assets	(224)	499	7,160	(9,703)	43,090	(21,094)	12,762	(20,085)

Net Assets:
Beginning of period	22,152	21,653	21,769	31,472	251,287	272,381	138,003	158,088

End of period	$21,928	$22,152	$28,929	$21,769	$294,377	$251,287	$150,765	$138,003

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	PVIT – Total Return Portfolio – Administrative		Blackrock – Global Allocation V.I. Fund – Class I		FTVIP – Templeton Global Bond Fund – Class 2		FTVIP – Franklin US Government Securities Fund – Class 2

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$14,102	$13,849	$5,055	$1,503	$(83)	$(76)	$1,565	$1,283
Net realized gain (loss) on investments	(2,211)	(4,231)	14,089	9,273	(313)	(1,884)	136	(627)
Unrealized appreciation (depreciation)	18,094	(1,541)	8,780	1,948	6,227	(2,777)	1,538	(270)

Net increase (decrease) in net assets from operations	29,985	8,077	27,924	12,724	5,831	(4,737)	3,239	386

Contract Transactions:
Payments received from contract owners	2,996	2,389	290	258	225	144	332	224
Transfers between sub-accounts and the fixed account, net	11,387	(7,402)	1,175	(7,446)	6,623	(1,159)	9,174	858
Contract benefits	(295)	(167)	(68)	(131)	(17)	(20)	(62)	(48)
Contract terminations	(15,984)	(20,108)	(7,391)	(6,847)	(1,827)	(1,240)	(3,633)	(3,119)
Contract maintenance charges	(1)	(1)	—	(1)	(1)	(1)	—	—
Other transfers (to) from FILI, net	(15)	(21)	—	14	(5)	(3)	195	4

Net increase (decrease) in net assets from contract transactions	(1,912)	(25,310)	(5,994)	(14,153)	4,998	(2,279)	6,006	(2,081)

Total increase (decrease) in net assets	28,073	(17,233)	21,930	(1,429)	10,829	(7,016)	9,245	(1,695)

Net Assets:
Beginning of period	353,267	370,500	148,005	149,434	35,570	42,586	48,020	49,715

End of period	$381,340	$353,267	$169,935	$148,005	$46,399	$35,570	$57,265	$48,020

See accompanying notes which are an integral part of the financial statements.

52	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP - Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024. The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

During 2025, the following underlying funds were renamed:

Old Name	New Name

VIP - Asset Manager Initial Class	VIP - Asset Manager 50% Initial Class

VIP - Asset Manager Investor Class	VIP - Asset Manager 50% Investor Class

VIP - Asset Manager Growth Initial Class	VIP - Asset Manager 70% Initial Class

VIP - Asset Manager Growth Investor Class	VIP - Asset Manager 70% Investor Class

During 2025, the following underlying funds were added and commenced operations effective May 1, 2025:

VIP - Hedged Equity Investor Class

As of December 31, 2025, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $69,294,000 and 872,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Fair Value Measurements - continued

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2025 or 2024. The Account had no Level 3 activity during 2025 or 2024.

Operating Segments

FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) provides segment reporting guidance for public companies.

The Account operates as a funding vehicle for variable life contracts. The Account’s products constitute a single operating segment and therefore, a single reportable segment. The Account is comprised of subaccounts which invest in corresponding Funds. The Account is structured with the sole purpose to record and report the invested funds and activities and performance chosen by variable annuity contract holders. Investment performance of funds may vary based on the underlying fund’s investment objectives as specified in the fund prospectuses.

The chief operating decision maker (“CODM”) is represented by FILI’s management which includes the Head of Operations and Business Development. The CODM oversees the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. Detailed financial information for the Account and underlying subaccounts are disclosed within these financial statements. The Account generates revenues from investment income on the invested funds and expenses from product charges for mortality and expense risk and administrative and other charges which are reported separately on the Statements of Operations. The measure of segment profit or loss is reported on the Statements of Operations as “Net increase (decrease) in net assets from operations” and the measure of segment assets is reported as “Total net assets” on the Statements of Assets and Liabilities. The accounting policies of the Accounts are consistent with those described in the Notes to the Financial Statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2025 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2025 were .045% to .910% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2025:

	Purchases (000s)	Sales (000s)

VIP - Government Money Market Initial Class	109,491	91,472

VIP - Government Money Market Investor Class	1,220,046	739,707

VIP - High Income Initial Class	9,300	9,779

VIP - High Income Investor Class	84,096	64,544

VIP - Equity-Income Initial Class	33,657	47,300

VIP - Equity-Income Investor Class	124,922	81,297

VIP - Growth Initial Class	105,269	89,233

VIP - Growth Investor Class	262,524	196,013

VIP - Overseas Initial Class	13,185	11,242

VIP - Overseas Investor Class	100,479	58,376

VIP - Investment Grade Bond Initial Class	10,139	16,329

VIP - Investment Grade Bond Investor Class	139,836	84,664

VIP - Asset Manager 50% Initial Class (B)	13,239	21,720

VIP - Asset Manager 50% Investor Class (B)	49,998	30,790

VIP - Index 500 Initial Class	482,515	618,069

VIP - Asset Manager 70% Initial Class (B)	4,471	7,687

VIP - Asset Manager 70% Investor Class (B)	61,038	18,226

VIP - Contrafund Initial Class	215,060	157,101

VIP - Contrafund Investor Class	720,765	287,504

VIP - Balanced Initial Class	16,991	27,885

VIP - Balanced Investor Class	459,315	425,713

VIP - Dynamic Capital Appreciation Initial Class	5,198	4,067

VIP - Dynamic Capital Appreciation Investor Class	53,600	42,654

VIP - Growth & Income Initial Class	17,478	17,650

(B) Fund Name Change (Note 1)

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Growth & Income Investor Class	122,571	69,081

VIP - Growth Opportunities Initial Class	16,005	42,948

VIP - Growth Opportunities Investor Class	169,870	197,100

VIP - Mid Cap Initial Class	31,121	33,044

VIP - Mid Cap Investor Class	129,944	86,641

VIP - Value Strategies Initial Class	2,328	8,810

VIP - Value Strategies Investor Class	16,925	47,698

VIP - Utilities Initial Class	9,167	8,004

VIP - Utilities Investor Class	65,680	79,518

VIP - Technology Initial Class	59,764	79,120

VIP - Technology Investor Class	417,763	346,709

VIP - Energy Initial Class	4,594	9,870

VIP - Energy Investor Class	29,933	56,436

VIP - Health Care Initial Class	7,497	19,194

VIP - Health Care Investor Class	87,185	116,287

VIP - Financials Initial Class	7,022	11,142

VIP - Financials Investor Class	69,617	66,526

VIP - Industrials Initial Class	8,019	7,175

VIP - Industrials Investor Class	89,252	58,069

VIP - Consumer Discretionary Initial Class	3,307	6,128

VIP - Consumer Discretionary Investor Class	43,567	53,042

VIP - Real Estate Initial Class	1,329	3,986

VIP - Real Estate Investor Class	17,503	23,474

VIP - Strategic Income Initial Class	3,474	5,974

VIP - Strategic Income Investor Class	90,325	83,114

VIP - International Capital Appreciation Initial Class	5,386	4,725

VIP - International Capital Appreciation Investor Class	87,909	46,008

VIP - Value Initial Class	5,572	5,144

VIP - Value Investor Class	41,988	50,786

VIP - Freedom Income Initial Class	937	2,350

VIP - Freedom Income Investor Class	7,026	9,624

VIP - Freedom 2010 Initial Class	356	1,529

VIP - Investor Freedom 2010 Investor Class	3,936	8,980

VIP - Freedom 2015 Initial Class	1,133	2,511

VIP - Investor Freedom 2015 Investor Class	7,056	11,002

VIP - Freedom 2020 Initial Class	1,602	1,948

VIP - Investor Freedom 2020 Investor Class	22,690	21,335

VIP - Freedom 2025 Initial Class	1,751	2,469

VIP - Investor Freedom 2025 Investor Class	26,342	28,052

VIP - Freedom 2030 Initial Class	2,541	4,892

VIP - Investor Freedom 2030 Investor Class	45,417	40,044

VIP - Freedom 2035 Initial Class	754	350

VIP - Investor Freedom 2035 Investor Class	19,514	5,946

VIP - Freedom 2040 Initial Class	942	788

VIP - Investor Freedom 2040 Investor Class	12,036	3,205

VIP - Freedom 2045 Initial Class	325	31

VIP - Investor Freedom 2045 Investor Class	4,757	1,659

VIP - Freedom 2050 Initial Class	333	57

VIP - Investor Freedom 2050 Investor Class	6,587	1,391

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Freedom Lifetime Income I	245	1,021

VIP - Freedom Lifetime Income II	1,507	2,520

VIP - Freedom Lifetime Income III	1,961	2,430

VIP - Disciplined Small Cap Initial Class	4,108	7,301

VIP - Disciplined Small Cap Investor Class	68,504	68,419

VIP - FundsManager 20% Investor Class	56,090	77,327

VIP - FundsManager 30% Investor Class	17,665	6,194

VIP - FundsManager 40% Investor Class	34,702	9,038

VIP - FundsManager 50% Investor Class	119,413	212,580

VIP - FundsManager 60% Investor Class	166,110	237,846

VIP - FundsManager 70% Investor Class	249,479	183,665

VIP - FundsManager 85% Investor Class	191,536	103,983

VIP - Consumer Staples Initial Class	2,433	4,372

VIP - Consumer Staples Investor Class	29,314	35,007

VIP - Materials Initial Class	1,602	1,725

VIP - Materials Investor Class	21,096	13,530

VIP - Communication Services Initial Class	15,548	9,297

VIP - Communication Services Investor Class	177,066	72,812

VIP - Hedged Equity Investor Class (c)	9,573	745

VIP - Emerging Markets Initial Class	5,973	3,675

VIP - Emerging Markets Investor Class	109,877	35,697

VIP - Floating Rate High Income Initial Class	4,677	7,530

VIP - Floating Rate High Income Investor Class	82,047	98,340

VIP - Bond Index Initial Class	174,063	93,017

VIP - Total Market Index Initial Class	146,182	151,964

VIP - Extended Market Index Initial Class	36,626	26,052

VIP - International Index Initial Class	209,159	52,885

VIF - Emerging Markets Equity - Class I	7,501	8,797

VIF - Emerging Markets Debt - Class I	21,732	12,703

VIF - Global Strategist - Class II	4,872	4,383

Lazard - Retirement Emerging Markets Portfolio - Investor	65,202	17,386

Invesco - VI Global Core Equity Series I	5,142	4,633

Allspring - VT Discovery SMID Cap Growth Class 2	209	2,890

Allspring - VT Opportunity Class 2	2,334	1,695

PVIT - Commodity Real Return Portfolio - Administrative	19,852	15,994

PVIT - Low Duration Portfolio - Administrative	79,883	40,619

PVIT - Real Return Portfolio - Administrative	36,514	29,737

PVIT - Total Return Portfolio - Administrative	61,458	49,269

Blackrock - Global Allocation V.I. Fund - Class I	34,850	22,945

FTVIP - Templeton Global Bond Fund - Class 2	19,938	15,022

FTVIP - Franklin U.S. Government Securities Fund - Class 2	26,972	19,401

(C) New Fund (Note 1)

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2025:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Government Money Market Initial Class	243,988	243,988	$1.00

VIP - Government Money Market Investor Class	3,556,734	3,556,734	1.00

VIP - High Income Initial Class	10,334	127,331	4.88

VIP - High Income Investor Class	69,928	408,770	4.84

VIP - Equity-Income Initial Class	13,893	362,962	29.43

VIP - Equity-Income Investor Class	25,236	668,974	29.14

VIP - Growth Initial Class	8,322	723,369	97.72

VIP - Growth Investor Class	14,127	1,370,858	96.48

VIP - Overseas Initial Class	2,433	65,443	27.52

VIP - Overseas Investor Class	9,952	269,164	27.39

VIP - Investment Grade Bond Initial Class	8,869	121,424	11.36

VIP - Investment Grade Bond Investor Class	69,712	918,064	11.30

VIP - Asset Manager 50% Initial Class (B)	8,915	152,870	17.62

VIP - Asset Manager 50% Investor Class (B)	13,274	226,134	17.44

VIP - Index 500 Initial Class	11,249	4,199,331	660.13

VIP - Asset Manager 70% Initial Class (B)	2,425	47,952	25.87

VIP - Asset Manager 70% Investor Class (B)	7,858	175,820	25.62

VIP - Contrafund Initial Class	23,139	1,022,805	59.89

VIP - Contrafund Investor Class	56,617	2,789,299	59.15

VIP - Balanced Initial Class	7,429	156,890	26.51

VIP - Balanced Investor Class	167,231	3,511,543	26.16

VIP - Dynamic Capital Appreciation Initial Class	1,343	22,283	19.68

VIP - Dynamic Capital Appreciation Investor Class	11,293	197,202	19.58

VIP - Growth & Income Initial Class	4,507	109,384	33.35

VIP - Growth & Income Investor Class	15,296	431,188	33.09

VIP - Growth Opportunities Initial Class	2,257	155,785	99.69

VIP - Growth Opportunities Investor Class	14,376	1,040,760	98.43

VIP - Mid Cap Initial Class	6,926	260,225	37.51

VIP - Mid Cap Investor Class	19,216	739,835	37.05

VIP - Value Strategies Initial Class	2,292	37,844	15.93

VIP - Value Strategies Investor Class	9,920	165,724	15.74

VIP - Utilities Initial Class	1,307	30,521	26.01

VIP - Utilities Investor Class	9,789	231,859	25.77

VIP - Technology Initial Class	7,034	234,998	47.54

VIP - Technology Investor Class	53,851	1,768,348	46.43

VIP - Energy Initial Class	1,188	34,369	27.28

VIP - Energy Investor Class	6,389	174,069	27.22

VIP - Health Care Initial Class	1,931	67,673	38.31

VIP - Health Care Investor Class	15,734	550,720	37.76

VIP - Financials Initial Class	1,406	25,286	20.50

VIP - Financials Investor Class	12,646	223,845	20.35

VIP - Industrials Initial Class	1,262	30,552	30.53

VIP - Industrials Investor Class	8,376	213,030	30.12

VIP - Consumer Discretionary Initial Class	382	13,866	39.61

VIP - Consumer Discretionary Investor Class	4,847	175,286	39.31

VIP - Real Estate Initial Class	879	22,078	17.84

VIP - Real Estate Investor Class	7,337	160,250	17.69

VIP - Strategic Income Initial Class	3,324	39,534	11.23

VIP - Strategic Income Investor Class	69,333	818,090	11.18

(B) Fund Name Change (Note 1)

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - International Capital Appreciation Initial Class	815	18,621	$26.63

VIP - International Capital Appreciation Investor Class	15,697	344,643	26.36

VIP - Value Initial Class	1,408	26,832	19.28

VIP - Value Investor Class	14,148	269,499	19.22

VIP - Freedom Income Initial Class	947	11,161	11.69

VIP - Freedom Income Investor Class	6,348	76,429	11.53

VIP - Freedom 2010 Initial Class	364	4,942	12.15

VIP - Investor Freedom 2010 Investor Class	3,614	47,699	12.82

VIP - Freedom 2015 Initial Class	1,098	14,537	11.98

VIP - Investor Freedom 2015 Investor Class	6,274	81,435	12.78

VIP - Freedom 2020 Initial Class	1,090	15,312	13.26

VIP - Investor Freedom 2020 Investor Class	12,348	165,918	13.40

VIP - Freedom 2025 Initial Class	1,082	17,393	17.25

VIP - Investor Freedom 2025 Investor Class	12,769	190,026	15.33

VIP - Freedom 2030 Initial Class	1,291	20,681	17.68

VIP - Investor Freedom 2030 Investor Class	22,293	335,079	16.46

VIP - Freedom 2035 Initial Class	45	1,309	30.16

VIP - Investor Freedom 2035 Investor Class	2,849	33,566	12.39

VIP - Freedom 2040 Initial Class	23	685	29.78

VIP - Investor Freedom 2040 Investor Class	1,697	20,222	12.95

VIP - Freedom 2045 Initial Class	10	297	30.68

VIP - Investor Freedom 2045 Investor Class	533	6,609	13.18

VIP - Freedom 2050 Initial Class	12	321	27.68

VIP - Investor Freedom 2050 Investor Class	898	11,096	13.24

VIP - Freedom Lifetime Income I	654	7,384	10.89

VIP - Freedom Lifetime Income II	1,978	24,413	12.44

VIP - Freedom Lifetime Income III	1,979	25,422	13.93

VIP - Disciplined Small Cap Initial Class	1,233	23,847	20.19

VIP - Disciplined Small Cap Investor Class	18,830	345,832	20.05

VIP - FundsManager 20% Investor Class	55,778	646,941	11.20

VIP - FundsManager 30% Investor Class	2,282	24,981	11.38

VIP - FundsManager 40% Investor Class	4,292	48,814	11.87

VIP - FundsManager 50% Investor Class	130,625	1,657,402	13.39

VIP - FundsManager 60% Investor Class	187,069	2,132,728	11.74

VIP - FundsManager 70% Investor Class	158,763	2,082,856	15.12

VIP - FundsManager 85% Investor Class	66,874	900,362	15.64

VIP - Consumer Staples Initial Class	607	12,243	17.43

VIP - Consumer Staples Investor Class	9,821	194,225	17.32

VIP - Materials Initial Class	439	7,951	15.38

VIP - Materials Investor Class	3,503	62,074	15.35

VIP - Communication Services Initial Class	1,139	26,494	29.00

VIP - Communication Services Investor Class	12,225	285,798	28.61

VIP - Hedged Equity Investor Class (C)	807	8,899	11.15

VIP - Emerging Markets Initial Class	875	12,939	15.83

VIP - Emerging Markets Investor Class	14,696	213,339	15.72

VIP - Floating Rate High Income Initial Class	1,142	11,582	9.65

VIP - Floating Rate High Income Investor Class	29,375	296,838	9.66

VIP - Bond Index Initial Class	60,693	646,635	9.84

VIP - Total Market Index Initial Class	40,197	711,674	24.43

VIP - Extended Market Index Initial Class	10,704	155,521	15.94

VIP - International Index Initial Class	40,639	475,337	14.05

(C) New Fund (Note 1)

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIF - Emerging Markets Equity - Class I	2,604	57,173	$17.57

VIF - Emerging Markets Debt - Class I	14,034	118,238	5.41

VIF - Global Strategist - Class II	2,643	33,749	10.44

Lazard - Retirement Emerging Markets Portfolio - Investor	4,657	122,632	29.51

Invesco - VI Global Core Equity Series I	3,063	33,992	11.79

Allspring - VT Discovery SMID Cap Growth Class 2	862	28,735	25.29

Allspring - VT Opportunity Class 2	853	23,569	25.70

PVIT - Commodity Real Return Portfolio - Administrative	4,599	49,700	6.29

PVIT - Low Duration Portfolio - Administrative	30,099	317,970	9.78

PVIT - Real Return Portfolio - Administrative	12,553	181,424	12.01

PVIT - Total Return Portfolio - Administrative	40,353	461,227	9.45

Blackrock - Global Allocation V.I. Fund - Class I	9,722	177,148	17.48

FTVIP - Templeton Global Bond Fund - Class 2	3,523	66,035	13.17

FTVIP - Franklin U.S. Government Securities Fund - Class 2	5,454	68,139	10.50

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Government Money Market Initial Class

Units Issued	7,118	4,924	52	41	—	—	—	—

Units Redeemed	(6,641)	(5,672)	(82)	(89)	—	—	—	—

Net Increase (Decrease)	477	(748)	(30)	(48)	—	—	—	—

VIP - Government Money Market Investor Class

Units Issued	—	—	—	—	309,275	274,964	—	—

Units Redeemed	—	—	—	—	(281,052)	(258,324)	(1)	(9)

Net Increase (Decrease)	—	—	—	—	28,223	16,640	(1)	(9)

VIP - High Income Initial Class

Units Issued	111	38	2	13	—	—	—	—

Units Redeemed	(137)	(134)	(24)	(37)	—	—	—	—

Net Increase (Decrease)	(26)	(96)	(22)	(24)	—	—	—	—

VIP - High Income Investor Class

Units Issued	—	—	—	—	3,604	2,533	—	—

Units Redeemed	—	—	—	—	(3,607)	(2,932)	—	—

Net Increase (Decrease)	—	—	—	—	(3)	(399)	—	—

VIP - Equity-Income Initial Class

Units Issued	47	32	1	2	—	—	—	—

Units Redeemed	(196)	(207)	(28)	(33)	—	—	—	—

Net Increase (Decrease)	(149)	(175)	(27)	(31)	—	—	—	—

VIP - Equity-Income Investor Class

Units Issued	—	—	—	—	2,717	2,802	—	—

Units Redeemed	—	—	—	—	(2,865)	(2,875)	—	—

Net Increase (Decrease)	—	—	—	—	(148)	(73)	—	—

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Growth Initial Class

Units Issued	34	49	—	4	—	—	—	—

Units Redeemed	(187)	(199)	(19)	(20)	—	—	—	—

Net Increase (Decrease)	(153)	(150)	(19)	(16)	—	—	—	—

VIP - Growth Investor Class

Units Issued	—	—	—	—	1,815	3,852	—	—

Units Redeemed	—	—	—	—	(2,887)	(3,207)	—	—

Net Increase (Decrease)	—	—	—	—	(1,072)	645	—	—

VIP - Overseas Initial Class

Units Issued	81	12	16	—	—	—	—	—

Units Redeemed	(124)	(117)	(24)	(10)	—	—	—	—

Net Increase (Decrease)	(43)	(105)	(8)	(10)	—	—	—	—

VIP - Overseas Investor Class

Units Issued	—	—	—	—	3,493	1,050	—	—

Units Redeemed	—	—	—	—	(2,952)	(1,857)	—	—

Net Increase (Decrease)	—	—	—	—	541	(807)	—	—

VIP - Investment Grade Bond Initial Class

Units Issued	205	220	2	2	—	—	—	—

Units Redeemed	(337)	(451)	(62)	(65)	—	—	—	—

Net Increase (Decrease)	(132)	(231)	(60)	(63)	—	—	—	—

VIP - Investment Grade Bond Investor Class

Units Issued	—	—	—	—	11,419	10,985	—	—

Units Redeemed	—	—	—	—	(9,371)	(9,390)	—	—

Net Increase (Decrease)	—	—	—	—	2,048	1,595	—	—

VIP - Asset Manager 50% Initial Class (B)

Units Issued	38	25	—	—	—	—	—	—

Units Redeemed	(207)	(205)	(38)	(37)	—	—	—	—

Net Increase (Decrease)	(169)	(180)	(38)	(37)	—	—	—	—

VIP - Asset Manager 50% Investor Class (B)

Units Issued	—	—	—	—	1,334	611	—	—

Units Redeemed	—	—	—	—	(1,177)	(1,425)	—	—

Net Increase (Decrease)	—	—	—	—	157	(814)	—	—

VIP - Index 500 Initial Class

Units Issued	173	215	2	3	12,842	17,724	—	—

Units Redeemed	(552)	(475)	(46)	(54)	(15,003)	(15,478)	—	—

Net Increase (Decrease)	(379)	(260)	(44)	(51)	(2,161)	2,246	—	—

VIP - Asset Manager 70% Initial Class (B)

Units Issued	27	14	—	1	—	—	—	—

Units Redeemed	(94)	(90)	(19)	(20)	—	—	—	—

Net Increase (Decrease)	(67)	(76)	(19)	(19)	—	—	—	—

VIP - Asset Manager 70% Investor Class (B)

Units Issued	—	—	—	—	1,700	684	—	—

Units Redeemed	—	—	—	—	(738)	(704)	—	—

Net Increase (Decrease)	—	—	—	—	962	(20)	—	—

(B) Fund Name Change (Note 1)

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Contrafund Initial Class

Units Issued	101	165	2	14	—	—	—	—

Units Redeemed	(576)	(614)	(70)	(76)	—	—	—	—

Net Increase (Decrease)	(475)	(449)	(68)	(62)	—	—	—	—

VIP - Contrafund Investor Class

Units Issued	—	—	—	—	5,766	8,595	—	—

Units Redeemed	—	—	—	—	(6,565)	(7,192)	—	—

Net Increase (Decrease)	—	—	—	—	(799)	1,403	—	—

VIP - Balanced Initial Class

Units Issued	97	137	1	77	—	—	—	—

Units Redeemed	(342)	(320)	(85)	(76)	—	—	—	—

Net Increase (Decrease)	(245)	(183)	(84)	1	—	—	—	—

VIP - Balanced Investor Class

Units Issued	—	—	—	—	7,656	9,825	—	—

Units Redeemed	—	—	—	—	(10,213)	(10,226)	—	—

Net Increase (Decrease)	—	—	—	—	(2,557)	(401)	—	—

VIP - Dynamic Capital Appreciation Initial Class

Units Issued	6	22	—	1	—	—	—	—

Units Redeemed	(40)	(43)	(7)	(8)	—	—	—	—

Net Increase (Decrease)	(34)	(21)	(7)	(7)	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class

Units Issued	—	—	—	—	280	612	—	—

Units Redeemed	—	—	—	—	(653)	(629)	—	—

Net Increase (Decrease)	—	—	—	—	(373)	(17)	—	—

VIP - Growth & Income Initial Class

Units Issued	51	38	4	1	—	—	—	—

Units Redeemed	(175)	(189)	(37)	(35)	—	—	—	—

Net Increase (Decrease)	(124)	(151)	(33)	(34)	—	—	—	—

VIP - Growth & Income Investor Class

Units Issued	—	—	—	—	1,615	1,521	—	—

Units Redeemed	—	—	—	—	(1,573)	(1,575)	—	—

Net Increase (Decrease)	—	—	—	—	42	(54)	—	—

VIP - Growth Opportunities Initial Class

Units Issued	169	151	9	11	—	—	—	—

Units Redeemed	(366)	(286)	(39)	(40)	—	—	—	—

Net Increase (Decrease)	(197)	(135)	(30)	(29)	—	—	—	—

VIP - Growth Opportunities Investor Class

Units Issued	—	—	—	—	2,177	2,178	—	—

Units Redeemed	—	—	—	—	(2,632)	(2,577)	—	—

Net Increase (Decrease)	—	—	—	—	(455)	(399)	—	—

VIP - Mid Cap Initial Class

Units Issued	66	58	5	1	—	—	—	—

Units Redeemed	(347)	(431)	(73)	(71)	—	—	—	—

Net Increase (Decrease)	(281)	(373)	(68)	(70)	—	—	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Mid Cap Investor Class

Units Issued	—	—	—	—	2,010	2,357	—	—

Units Redeemed	—	—	—	—	(2,678)	(2,413)	—	—

Net Increase (Decrease)	—	—	—	—	(668)	(56)	—	—

VIP - Value Strategies Initial Class

Units Issued	12	53	2	4	—	—	—	—

Units Redeemed	(139)	(118)	(29)	(24)	—	—	—	—

Net Increase (Decrease)	(127)	(65)	(27)	(20)	—	—	—	—

VIP - Value Strategies Investor Class

Units Issued	—	—	—	—	303	719	—	—

Units Redeemed	—	—	—	—	(1,130)	(1,336)	—	—

Net Increase (Decrease)	—	—	—	—	(827)	(617)	—	—

VIP - Utilities Initial Class

Units Issued	146	143	19	19	—	—	—	—

Units Redeemed	(152)	(144)	(20)	(16)	—	—	—	—

Net Increase (Decrease)	(6)	(1)	(1)	3	—	—	—	—

VIP - Utilities Investor Class

Units Issued	—	—	—	—	1,692	2,685	—	—

Units Redeemed	—	—	—	—	(2,227)	(1,733)	—	—

Net Increase (Decrease)	—	—	—	—	(535)	952	—	—

VIP - Technology Initial Class

Units Issued	367	257	4	17	—	—	—	—

Units Redeemed	(603)	(493)	(42)	(49)	—	—	—	—

Net Increase (Decrease)	(236)	(236)	(38)	(32)	—	—	—	—

VIP - Technology Investor Class

Units Issued	—	—	—	—	3,416	4,430	—	—

Units Redeemed	—	—	—	—	(3,950)	(4,021)	—	—

Net Increase (Decrease)	—	—	—	—	(534)	409	—	—

VIP - Energy Initial Class

Units Issued	120	201	15	6	—	—	—	—

Units Redeemed	(256)	(465)	(28)	(34)	—	—	—	—

Net Increase (Decrease)	(136)	(264)	(13)	(280	—	—	—	—

VIP - Energy Investor Class

Units Issued	—	—	—	—	2,141	2,925	—	—

Units Redeemed	—	—	—	—	(3,440)	(5,681)	—	—

Net Increase (Decrease)	—	—	—	—	(1,299)	(2,756)	—	—

VIP - Health Care Initial Class

Units Issued	41	82	2	3	—	—	—	—

Units Redeemed	(250)	(274)	(20)	(26)	—	—	—	—

Net Increase (Decrease)	(209)	(192)	(18)	(23)	—	—	—	—

VIP - Health Care Investor Class

Units Issued	—	—	—	—	1,161	1,039	—	—

Units Redeemed	—	—	—	—	(2,194)	(2,685)	—	—

Net Increase (Decrease)	—	—	—	—	(1,033)	(1,646)	—	—

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Financials Initial Class

Units Issued	196	270	19	28	—	—	—	—

Units Redeemed	(354)	(197)	(21)	(29)	—	—	—	—

Net Increase (Decrease)	(158)	73	(2)	(1)	—	—	—	—

VIP - Financials Investor Class

Units Issued	—	—	—	—	2,122	2,320	—	—

Units Redeemed	—	—	—	—	(2,436)	(1,906)	—	—

Net Increase (Decrease)	—	—	—	—	(314)	414	—	—

VIP - Industrials Initial Class

Units Issued	76	57	12	5	—	—	—	—

Units Redeemed	(77)	(59)	(11)	(9)	—	—	—	—

Net Increase (Decrease)	(1)	(2)	1	(4)	—	—	—	—

VIP - Industrials Investor Class

Units Issued	—	—	—	—	1,725	1,316	—	—

Units Redeemed	—	—	—	—	(1,357)	(1,082)	—	—

Net Increase (Decrease)	—	—	—	—	368	234	—	—

VIP - Consumer Discretionary Initial Class

Units Issued	22	22	2	1	—	—	—	—

Units Redeemed	(77)	(98)	(17)	(13)	—	—	—	—

Net Increase (Decrease)	(55)	(76)	(15)	(12)	—	—	—	—

VIP - Consumer Discretionary Investor Class

Units Issued	—	—	—	—	502	616	—	—

Units Redeemed	—	—	—	—	(982)	(1,271)	—	—

Net Increase (Decrease)	—	—	—	—	(480)	(655)	—	—

VIP - Real Estate Initial Class

Units Issued	26	30	1	1	—	—	—	—

Units Redeemed	(87)	(83)	(5)	(7)	—	—	—	—

Net Increase (Decrease)	(61)	(53)	(4)	(6)	—	—	—	—

VIP - Real Estate Investor Class

Units Issued	—	—	—	—	767	1,007	—	—

Units Redeemed	—	—	—	—	(1,041)	(1,379)	—	—

Net Increase (Decrease)	—	—	—	—	(274)	(372)	—	—

VIP - Strategic Income Initial Class

Units Issued	116	109	1	2	—	—	—	—

Units Redeemed	(232)	(304)	(34)	(38)	—	—	—	—

Net Increase (Decrease)	(116)	(195)	(33)	(36)	—	—	—	—

VIP - Strategic Income Investor Class

Units Issued	—	—	—	—	5,090	5,386	—	—

Units Redeemed	—	—	—	—	(5,922)	(6,839)	—	—

Net Increase (Decrease)	—	—	—	—	(832)	(1,453)	—	—

VIP - International Capital Appreciation Initial Class

Units Issued	152	96	7	1	—	—	—	—

Units Redeemed	(134)	(109)	(14)	(12)	—	—	—	—

Net Increase (Decrease)	18	(13)	(7)	(11)	—	—	—	—

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - International Capital Appreciation Investor Class

Units Issued	—	—	—	—	3,011	1,350	—	—

Units Redeemed	—	—	—	—	(2,099)	(1,798)	—	—

Net Increase (Decrease)	—	—	—	—	912	(448)	—	—

VIP - Value Initial Class

Units Issued	79	72	—	3	—	—	—	—

Units Redeemed	(114)	(147)	(7)	(11)	—	—	—	—

Net Increase (Decrease)	(35)	(75)	(7)	(8)	—	—	—	—

VIP - Value Investor Class

Units Issued	—	—	—	—	600	1,243	—	—

Units Redeemed	—	—	—	—	(1,271)	(1,673)	—	—

Net Increase (Decrease)	—	—	—	—	(671)	(430)	—	—

VIP - Freedom Income Initial Class (A)

Units Issued	33	254	—	—	—	—	—	—

Units Redeemed	(119)	(115)	—	—	—	—	—	—

Net Increase (Decrease)	(86)	139	—	—	—	—	—	—

VIP - Freedom Income Investor Class (A)

Units Issued	—	—	—	—	278	1,068	—	—

Units Redeemed	—	—	—	—	(522)	(646)	—	—

Net Increase (Decrease)	—	—	—	—	(244)	422	—	—

VIP - Freedom 2005 Initial Class (A)

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	(253)	—	—	—	—	—	—

Net Increase (Decrease)	—	(253)	—	—	—	—	—	—

VIP - Investor Freedom 2005 Investor Class (A)

Units Issued	—	—	—	—	—	18	—	—

Units Redeemed	—	—	—	—	—	(806)	—	—

Net Increase (Decrease)	—	—	—	—	—	(788)	—	—

VIP - Freedom 2010 Initial Class

Units Issued	10	11	—	—	—	—	—	—

Units Redeemed	(65)	(78)	—	—	—	—	—	—

Net Increase (Decrease)	(55)	(67)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class

Units Issued	—	—	—	—	100	16	—	—

Units Redeemed	—	—	—	—	(351)	(273)	—	—

Net Increase (Decrease)	—	—	—	—	(251)	(257)	—	—

VIP - Freedom 2015 Initial Class

Units Issued	26	—	—	—	—	—	—	—

Units Redeemed	(106)	(62)	—	—	—	—	—	—

Net Increase (Decrease)	(80)	(62)	—	—	—	—	—	—

(A) Fund Merged (Note 1)

66	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Investor Freedom 2015 Investor Class

Units Issued	—	—	—	—	82	172	—	—

Units Redeemed	—	—	—	—	(404)	(398)	—	—

Net Increase (Decrease)	—	—	—	—	(322)	(226)	—	—

VIP - Freedom 2020 Initial Class

Units Issued	19	4	—	—	—	—	—	—

Units Redeemed	(67)	(139)	—	—	—	—	—	—

Net Increase (Decrease)	(48)	(135)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class

Units Issued	—	—	—	—	369	410	—	—

Units Redeemed	—	—	—	—	(708)	(1,447)	—	—

Net Increase (Decrease)	—	—	—	—	(339)	(1,037)	—	—

VIP - Freedom 2025 Initial Class

Units Issued	18	31	—	—	—	—	—	—

Units Redeemed	(68)	(112)	—	—	—	—	—	—

Net Increase (Decrease)	(50)	(81)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class

Units Issued	—	—	—	—	348	310	—	—

Units Redeemed	—	—	—	—	(871)	(1,474)	—	—

Net Increase (Decrease)	—	—	—	—	(523)	(1,164)	—	—

VIP - Freedom 2030 Initial Class

Units Issued	30	71	—	—	—	—	—	—

Units Redeemed	(139)	(73)	—	—	—	—	—	—

Net Increase (Decrease)	(109)	(2)	—	—	—	—	—	—

VIP - Investor Freedom 2030 Investor Class

Units Issued	—	—	—	—	808	1,007	—	—

Units Redeemed	—	—	—	—	(1,248)	(1,726)	—	—

Net Increase (Decrease)	—	—	—	—	(440)	(719)	—	—

VIP - Freedom 2035 Initial Class

Units Issued	52	66	—	—	—	—	—	—

Units Redeemed	(26)	—	—	—	—	—	—	—

Net Increase (Decrease)	26	66	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class

Units Issued	—	—	—	—	1,390	1,389	—	—

Units Redeemed	—	—	—	—	(488)	(236)	—	—

Net Increase (Decrease)	—	—	—	—	902	1,153	—	—

VIP - Freedom 2040 Initial Class

Units Issued	68	35	—	—	—	—	—	—

Units Redeemed	(58)	(3)	—	—	—	—	—	—

Net Increase (Decrease)	10	32	—	—	—	—	—	—

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Investor Freedom 2040 Investor Class

Units Issued	—	—	—	—	827	515	—	—

Units Redeemed	—	—	—	—	(249)	(94)	—	—

Net Increase (Decrease)	—	—	—	—	578	421	—	—

VIP - Freedom 2045 Initial Class

Units Issued	24	5	—	—	—	—	—	—

Units Redeemed	(2)	(5)	—	—	—	—	—	—

Net Increase (Decrease)	22	—	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class

Units Issued	—	—	—	—	319	183	—	—

Units Redeemed	—	—	—	—	(123)	(56)	—	—

Net Increase (Decrease)	—	—	—	—	196	127	—	—

VIP - Freedom 2050 Initial Class

Units Issued	23	11	—	—	—	—	—	—

Units Redeemed	(4)	(9)	—	—	—	—	—	—

Net Increase (Decrease)	19	2	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class

Units Issued	—	—	—	—	437	428	—	—

Units Redeemed	—	—	—	—	(105)	(125)	—	—

Net Increase (Decrease)	—	—	—	—	332	303	—	—

VIP - Freedom Lifetime Income I

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	(46)	(34)

Net Increase (Decrease)	—	—	—	—	—	—	(46)	(34)

VIP - Freedom Lifetime Income II

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	(87)	(93)

Net Increase (Decrease)	—	—	—	—	—	—	(87)	(93)

VIP - Freedom Lifetime Income III

Units Issued	—	—	—	—	—	—	—	10

Units Redeemed	—	—	—	—	—	—	(72)	(68)

Net Increase (Decrease)	—	—	—	—	—	—	(72)	(58)

VIP - Disciplined Small Cap Initial Class

Units Issued	73	256	5	12	—	—	—	—

Units Redeemed	(221)	(212)	(19)	(25)	—	—	—	—

Net Increase (Decrease)	(148)	44	(14)	(13)	—	—	—	—

VIP - Disciplined Small CapInvestor Class

Units Issued	—	—	—	—	1,484	2,741	—	—

Units Redeemed	—	—	—	—	(2,253)	(2,412)	—	—

Net Increase (Decrease)	—	—	—	—	(769)	329	—	—

VIP - FundsManager 20% Investor Class

Units Issued	95	55	2	5	2,306	1,578	28	20

Units Redeemed	(345)	(307)	(29)	(163)	(4,175)	(6,527)	(56)	(62)

Net Increase (Decrease)	(250)	(252)	(27)	(158)	(1,869)	(4,949)	(28)	(42)

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - FundsManager 30% Investor Class

Units Issued	48	85	3	—	1,425	760	—	—

Units Redeemed	(6)	—	—	1	(553)	(152)	—	—

Net Increase (Decrease)	42	85	3	1	872	608	—	—

VIP - FundsManager 40% Investor Class

Units Issued	71	47	—	—	2,792	1,023	—	—

Units Redeemed	(62)	(33)	—	—	(809)	(159)	—	—

Net Increase (Decrease)	9	14	—	—	1,983	864	—	—

VIP - FundsManager 50% Investor Class

Units Issued	30	41	39	—	3,923	4,075	13	—

Units Redeemed	(312)	(343)	(172)	(283)	(8,000)	(8,683)	(407)	(374)

Net Increase (Decrease)	(282)	(302)	(133)	(283)	(4,077)	(4,608)	(394)	(374)

VIP - FundsManager 60% Investor Class

Units Issued	50	77	—	5	5,350	6,129	4	9

Units Redeemed	(220)	(238)	(90)	(81)	(7,150)	(8,246)	(422)	(447)

Net Increase (Decrease)	(170)	(161)	(90)	(76)	(1,800)	(2,117)	(418)	(438)

VIP - FundsManager 70% Investor Class

Units Issued	76	49	9	4	7,988	9,746	9	14

Units Redeemed	(256)	(190)	(91)	(104)	(7,416)	(9,435)	(129)	(92)

Net Increase (Decrease)	(180)	(141)	(82)	(100)	572	311	(120)	(78)

VIP - FundsManager 85% Investor Class

Units Issued	40	3	1	—	4,928	4,406	3	14

Units Redeemed	(96)	(50)	(38)	(46)	(3,302)	(2,734)	(110)	(54)

Net Increase (Decrease)	(56)	(47)	(37)	(46)	1,626	1,672	(107)	(40)

VIP - Consumer Staples Initial Class

Units Issued	50	21	3	1	—	—	—	—

Units Redeemed	(114)	(106)	(17)	(10)	—	—	—	—

Net Increase (Decrease)	(64)	(85)	(14)	(9)	—	—	—	—

VIP - Consumer Staples Investor Class

Units Issued	—	—	—	—	621	644	—	—

Units Redeemed	—	—	—	—	(1,132)	(1,509)	—	—

Net Increase (Decrease)	—	—	—	—	(511)	(865)	—	—

VIP - Materials Initial Class

Units Issued	18	24	1	—	—	—	—	—

Units Redeemed	(61)	(133)	(3)	(11)	—	—	—	—

Net Increase (Decrease)	(43)	(109)	(2)	(11)	—	—	—	—

VIP - Materials Investor Class

Units Issued	—	—	—	—	521	463	—	—

Units Redeemed	—	—	—	—	(550)	(864)	—	—

Net Increase (Decrease)	—	—	—	—	(29)	(401)	—	—

VIP - Communication Services Initial Class

Units Issued	317	138	28	12	—	—	—	—

Units Redeemed	(231)	(230)	(38)	(38)	—	—	—	—

Net Increase (Decrease)	86	(92)	(10)	(26)	—	—	—	—

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Communication Services Investor Class

Units Issued	—	—	—	—	3,518	1,561	—	—

Units Redeemed	—	—	—	—	(2,247)	(1,934)	—	—

Net Increase (Decrease)	—	—	—	—	1,271	(373)	—	—

VIP - Hedged Equity Investor Class (C)

Units Issued	—	—	—	—	767	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—		—		767		—

VIP - Emerging Markets Initial Class

Units Issued	340	117	60	3	—	—	—	—

Units Redeemed	(243)	(186)	(28)	(20)	—	—	—	—

Net Increase (Decrease)	97	(69)	32	(17)	—	—	—	—

VIP - Emerging Markets Investor Class

Units Issued	—	—	—	—	5,864	1,646	—	—

Units Redeemed	—	—	—	—	(2,999)	(2,095)	—	—

Net Increase (Decrease)	—	—	—	—	2,865	(449)	—	—

VIP - Floating Rate High Income Initial Class

Units Issued	309	371	7	25	—	—	—	—

Units Redeemed	(542)	(454)	(20)	(15)	—	—	—	—

Net Increase (Decrease)	(233)	(83)	(13)	10	—	—	—	—

VIP - Floating Rate High Income Investor Class

Units Issued	—	—	—	—	5,545	7,543	—	—

Units Redeemed	—	—	—	—	(7,973)	(5,699)	—	—

Net Increase (Decrease)	—	—	—	—	(2,428)	1,844	—	—

VIP - Bond Index Initial Class

Units Issued	1,218	839	6	9	17,852	17,641	—	—

Units Redeemed	(1,205)	(878)	(14)	(21)	(12,294)	(11,988)	—	—

Net Increase (Decrease)	13	(39)	(8)	(12)	5,558	5,653	—	—

VIP - Total Market Index Initial Class

Units Issued	475	520	3	9	9,185	11,240	—	—

Units Redeemed	(549)	(512)	(23)	(9)	(9,576)	(8,282)	—	—

Net Increase (Decrease)	(74)	8	(20)	—	(391)	2,958	—	—

VIF - Extended Market Index Initial Class

Units Issued	90	57	29	1	2,495	2,664	—	—

Units Redeemed	(53)	(88)	(5)	(3)	(2,037)	(2,875)	—	—

Net Increase (Decrease)	37	(31)	24	(2)	458	(211)	—	—

VIF - International Index Initial Class

Units Issued	768	155	56	2	16,530	5,307	—	—

Units Redeemed	(488)	(208)	(28)	(3)	(7,368)	(4,328)	—	—

Net Increase (Decrease)	280	(53)	28	(1)	9,162	979	—	—

(C) New Fund (Note 1)

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIF - Emerging Markets Equity Class I

Units Issued	18	8	—	—	388	363	—	—

Units Redeemed	(78)	(84)	(10)	(6)	(392)	(435)	—	—

Net Increase (Decrease)	(60)	(76)	(10)	(6)	(4)	(72)	—	—

VIF - Emerging Markets Debt Class I

Units Issued	28	27	7	—	635	417	—	—

Units Redeemed	(40)	(99)	(7)	(3)	(644)	(679)	—	—

Net Increase (Decrease)	(12)	(72)	—	(3)	(9)	(262)	—	—

VIF - Global Strategist - Class II

Units Issued	31	1	—	—	139	146	—	—

Units Redeemed	(42)	(31)	(8)	(8)	(134)	(128)	—	—

Net Increase (Decrease)	(11)	(30)	(8)	(8)	5	18	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	178	9	39	—	3,124	380	—	—

Units Redeemed	(82)	(41)	(15)	(4)	(1,111)	(154)	—	—

Net Increase (Decrease)	96	(32)	24	(4)	2,013	226	—	—

Invesco - VI Global Core Equity Series I

Units Issued	3	2	—	—	92	—	—	—

Units Redeemed	(17)	(30)	(6)	(5)	(146)	—	—	—

Net Increase (Decrease)	(14)	(28)	(6)	(5)	(54)	—	—	—

Allspring - VT Discovery SMID Cap Growth Class 2

Units Issued	1	1	—	—	—	—	—	—

Units Redeemed	(31)	(25)	(4)	(3)	—	—	—	—

Net Increase (Decrease)	(30)	(24)	(4)	(3)	—	—	—	—

Allspring - VT Opportunity Class 2

Units Issued	1	17	—	—	—	348	—	—

Units Redeemed	(13)	(154)	(3)	(5)	—	(629)	—	—

Net Increase (Decrease)	(12)	(137)	(3)	(5)	—	(281)	—	—

PVIT - Commodity Real Return Portfolio - Administrative

Units Issued	—	—	29	—	2,272	524	—	—

Units Redeemed	—	—	(49)	(17)	(1,936)	(1,842)	—	—

Net Increase (Decrease)	—	—	(20)	(17)	336	(1,318)	—	—

PVIT - Low Duration Portfolio - Administrative

Units Issued	224	255	21	2	6,781	4,662	—	—

Units Redeemed	(423)	(840)	(9)	(7)	(4,279)	(6,736)	—	—

Net Increase (Decrease)	(199)	(585)	12	(5)	2,502	(2,074)	—	—

PVIT - Real Return Portfolio - Administrative

Units Issued	110	40	4	3	2,388	640	—	—

Units Redeemed	(154)	(111)	(10)	(6)	(2,170)	(2,159)	—	—

Net Increase (Decrease)	(44)	(71)	(6)	(3)	218	(1,519)	—	—

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
PVIT - Total Return Portfolio - Administrative

Units Issued	140	69	8	4	4,186	3,515	—	—

Units Redeemed	(471)	(161)	(5)	(13)	(3,988)	(5,245)	—	—

Net Increase (Decrease)	(331)	(92)	3	(9)	198	(1,730)	—	—

Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	77	18	1	1	881	515	—	—

Units Redeemed	(49)	(55)	(4)	(4)	(1,189)	(1,228)	—	—

Net Increase (Decrease)	28	(37)	(3)	(3)	(308)	(713)	—	—

FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	173	21	1	—	2,180	450	—	—

Units Redeemed	(159)	(36)	(4)	(3)	(1,678)	(673)	—	—

Net Increase (Decrease)	14	(15)	(3)	(3)	502	(223)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2

Units Issued	296	159	6	1	2,429	1,480	—	—

Units Redeemed	(321)	(204)	(2)	(7)	(1,870)	(1,646)	—	—

Net Increase (Decrease)	(25)	(45)	4	(6)	559	(166)	—	—

	Fidelity Growth and Guaranteed Income

(in thousands)	2025	2024
VIP - Government Money Market Investor Class

Units Issued	3,708	3,540

Units Redeemed	(3,652)	(3,548)

Net Increase (Decrease)	56	(8)

VIP - Balanced Investor Class

Units Issued	69	47

Units Redeemed	(2,528)	(3,473)

Net Increase (Decrease)	(2,459)	(3,426)

VIP - FundsManager 60% Investor Class

Units Issued	13	7

Units Redeemed	(1,991)	(3,164)

Net Increase (Decrease)	(1,978)	(3,157)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Initial Class
2025	10,346	$23.62	$22.39	$244,035	0.80%	1.00%	4.06%	3.28%	3.08%
2024	9,899	$22.87	$21.72	$225,987	0.80%	1.00%	4.99%	4.26%	4.07%
2023	10,694	$21.93	$20.87	$234,183	0.80%	1.00%	4.78%	4.05%	3.83%
2022	12,621	$21.08	$20.10	$265,606	0.80%	1.00%	1.52%	0.64%	0.45%
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Investor Class
2025	281,612	$12.06	$9.72	$3,556,721	0.10%	1.40%	4.02%	4.06%	2.64%
2024	253,334	$11.59	$9.47	$3,076,385	0.10%	1.40%	4.95%	4.97%	3.60%
2023	236,066	$11.04	$9.14	$2,742,526	0.10%	1.40%	4.78%	4.78%	3.37%
2022	209,547	$10.54	$9.03	$2,325,405	0.10%	1.40%	1.52%	1.31%	0.16%
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
VIP - High Income Initial Class
2025	705	$72.23	$68.46	$50,448	0.80%	1.00%	6.37%	9.47%	9.17%
2024	753	$65.98	$62.71	$49,163	0.80%	1.00%	5.68%	8.10%	7.97%
2023	874	$61.04	$58.08	$52,869	0.80%	1.00%	5.51%	9.60%	9.38%
2022	977	$55.69	$53.10	$53,866	0.80%	1.00%	4.87%	(12.09%)	(12.26%)
2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
VIP - High Income Investor Class
2025	13,916	$21.90	$28.44	$338,450	0.10%	0.25%	6.66%	10.38%	10.17%
2024	13,919	$19.84	$25.81	$308,629	0.10%	0.25%	6.13%	8.94%	8.78%
2023	14,318	$18.22	$28.39	$294,761	0.10%	0.25%	5.58%	10.20%	10.04%
2022	15,578	$16.53	$25.80	$291,924	0.10%	0.25%	5.01%	(11.56%)	(11.69%)
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
VIP - Equity-Income Initial Class
2025	1,677	$244.92	$232.12	$408,936	0.80%	1.00%	1.78%	18.07%	17.77%
2024	1,853	$207.44	$197.10	$382,625	0.80%	1.00%	1.73%	14.42%	14.21%
2023	2,059	$181.30	$172.57	$371,409	0.80%	1.00%	1.89%	9.76%	9.58%
2022	2,268	$165.17	$157.48	$372,789	0.80%	1.00%	1.85%	(5.72%)	(5.91%)
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
VIP - Equity-Income Investor Class
2025	14,193	$54.06	$47.75	$735,369	0.10%	0.25%	1.80%	18.81%	18.63%
2024	14,341	$45.50	$40.25	$624,856	0.10%	0.25%	1.81%	15.14%	14.97%
2023	14,414	$39.52	$57.80	$543,997	0.10%	0.25%	1.88%	10.45%	10.28%
2022	14,707	$35.78	$52.41	$502,741	0.10%	0.25%	1.89%	(5.11%)	(5.26%)
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
VIP - Growth Initial Class
2025	1,570	$519.23	$492.09	$813,359	0.80%	1.00%	0.29%	13.98%	13.71%
2024	1,742	$455.56	$432.77	$790,637	0.80%	1.00%	—	29.34%	29.13%
2023	1,908	$352.21	$335.14	$669,758	0.80%	1.00%	0.13%	35.15%	34.88%
2022	2,039	$260.60	$248.48	$529,694	0.80%	1.00%	0.62%	(25.06%)	(25.21%)
2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
VIP - Growth Investor Class
2025	12,562	$111.10	$102.25	$1,362,942	0.10%	0.25%	0.23%	14.70%	14.53%
2024	13,634	$96.86	$89.28	$1,288,097	0.10%	0.25%	—	30.17%	29.97%
2023	12,989	$74.41	$106.29	$940,370	0.10%	0.25%	0.07%	35.99%	35.78%
2022	11,867	$54.72	$78.28	$632,484	0.10%	0.25%	0.53%	(24.59%)	(24.70%)
2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
VIP - Overseas Initial Class
2025	760	$88.41	$83.79	$66,969	0.80%	1.00%	1.57%	19.41%	19.19%
2024	811	$74.04	$70.30	$59,845	0.80%	1.00%	1.58%	4.21%	4.01%
2023	926	$71.05	$67.59	$65,518	0.80%	1.00%	1.02%	19.57%	19.29%
2022	1,008	$59.42	$56.66	$59,715	0.80%	1.00%	1.04%	(25.09%)	(25.24%)
2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
VIP - Overseas Investor Class
2025	8,781	$30.73	$30.79	$272,585	0.10%	0.25%	1.54%	20.18%	20.00%
2024	8,240	$25.57	$25.65	$213,047	0.10%	0.25%	1.50%	4.87%	4.71%
2023	9,047	$24.38	$33.33	$223,226	0.10%	0.25%	0.97%	20.29%	20.10%
2022	9,282	$20.27	$27.75	$190,729	0.10%	0.25%	0.99%	(24.62%)	(24.73%)
2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
VIP - Investment Grade Bond Initial Class
2025	2,090	$48.59	$46.05	$100,747	0.80%	1.00%	3.52%	6.37%	6.11%
2024	2,282	$45.68	$43.40	$103,361	0.80%	1.00%	3.42%	0.97%	0.81%
2023	2,576	$45.25	$43.05	$115,587	0.80%	1.00%	2.52%	5.34%	5.13%
2022	2,851	$42.95	$40.95	$121,340	0.80%	1.00%	2.10%	(13.65%)	(13.82%)
2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2025	47,670	$14.99	$18.96	$787,746	0.10%	0.25%	3.66%	7.07%	6.94%
2024	45,622	$14.00	$17.73	$708,962	0.10%	0.25%	3.51%	1.64%	1.49%
2023	44,022	$13.77	$17.47	$679,669	0.10%	0.25%	2.54%	6.02%	5.82%
2022	45,579	$12.99	$16.51	$665,825	0.10%	0.25%	2.11%	(13.06%)	(13.15%)
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
VIP - Asset Manager 50% Initial Class(B)
2025	1,641	$96.17	$91.14	$157,224	0.80%	1.00%	2.46%	14.07%	13.78%
2024	1,848	$84.31	$80.10	$154,929	0.80%	1.00%	2.36%	7.62%	7.42%
2023	2,064	$78.34	$74.57	$160,852	0.80%	1.00%	2.28%	12.04%	11.87%
2022	2,311	$69.92	$66.66	$160,703	0.80%	1.00%	1.99%	(15.61%)	(15.79%)
2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
VIP - Asset Manager 50% Investor Class(B)
2025	7,380	$28.90	$33.34	$231,502	0.10%	0.25%	2.68%	14.77%	14.61%
2024	7,223	$25.18	$29.09	$198,286	0.10%	0.25%	2.33%	8.25%	8.09%
2023	8,037	$23.26	$32.46	$205,342	0.10%	0.25%	2.22%	12.80%	12.63%
2022	8,886	$20.62	$28.82	$201,369	0.10%	0.25%	1.99%	(15.10%)	(15.22%)
2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
VIP - Index 500 Initial Class
2025	86,764	$81.00	$213.03	$7,425,869	0.10%	1.00%	1.17%	17.66%	16.49%
2024	89,348	$68.84	$182.87	$6,545,419	0.10%	1.00%	1.30%	24.77%	23.68%
2023	87,411	$55.17	$147.86	$5,176,473	0.10%	1.00%	1.50%	26.08%	25.02%
2022	85,283	$43.76	$118.27	$4,041,574	0.10%	1.00%	1.48%	(18.30%)	(19.03%)
2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
VIP - Asset Manager 70% Initial Class(B)
2025	843	$74.92	$71.00	$62,785	0.80%	1.00%	1.80%	17.30%	17.05%
2024	929	$63.87	$60.66	$58,874	0.80%	1.00%	1.74%	9.92%	9.71%
2023	1,026	$58.11	$55.29	$59,214	0.80%	1.00%	1.76%	15.43%	15.19%
2022	1,154	$50.34	$48.00	$57,709	0.80%	1.00%	1.79%	(17.54%)	(17.70%)
2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
VIP - Asset Manager 70% Investor Class(B)
2025	5,182	$36.79	$39.67	$201,317	0.10%	0.25%	2.18%	18.07%	17.86%
2024	4,220	$31.16	$33.66	$139,412	0.10%	0.25%	1.74%	10.62%	10.45%
2023	4,240	$28.17	$40.56	$126,952	0.10%	0.25%	1.78%	16.13%	15.97%
2022	4,513	$24.26	$34.97	$116,332	0.10%	0.25%	1.79%	(17.01%)	(17.15%)
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
VIP - Contrafund Initial Class
2025	4,686	$296.85	$281.33	$1,385,619	0.80%	1.00%	0.14%	20.51%	20.16%
2024	5,229	$246.33	$234.12	$1,283,133	0.80%	1.00%	0.19%	32.72%	32.47%
2023	5,742	$185.61	$176.74	$1,061,566	0.80%	1.00%	0.49%	32.39%	32.21%
2022	6,239	$140.20	$133.68	$871,487	0.80%	1.00%	0.50%	(26.90%)	(27.05%)
2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
VIP - Contrafund Investor Class
2025	39,079	$83.48	$87.08	$3,348,892	0.10%	0.25%	0.10%	21.27%	20.98%
2024	39,878	$68.84	$71.98	$2,826,886	0.10%	0.25%	0.14%	33.57%	33.36%
2023	38,487	$51.54	$77.69	$2,055,964	0.10%	0.25%	0.44%	33.22%	33.03%
2022	39,889	$38.69	$58.40	$1,601,868	0.10%	0.25%	0.43%	(26.45%)	(26.57%)
2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
VIP - Balanced Initial Class
2025	2,690	$73.91	$70.05	$197,046	0.80%	1.00%	1.70%	14.27%	14.07%
2024	3,019	$64.68	$61.41	$193,490	0.80%	1.00%	1.83%	14.99%	14.76%
2023	3,201	$56.25	$53.51	$178,589	0.80%	1.00%	1.71%	20.57%	20.30%
2022	3,502	$46.65	$44.48	$162,029	0.80%	1.00%	1.25%	(18.60%)	(18.76%)
2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
VIP - Balanced Investor Class
2025	89,995	$47.58	$61.40	$4,374,767	0.10%	1.40%	1.70%	15.07%	13.56%
2024	95,011	$41.35	$54.07	$4,031,716	0.10%	1.40%	1.81%	15.72%	14.20%
2023	98,873	$35.74	$47.35	$3,631,880	0.10%	1.40%	1.67%	21.31%	19.72%
2022	104,644	$29.46	$39.55	$3,169,282	0.10%	1.40%	1.19%	(18.12%)	(19.17%)
2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation Initial Class
2025	272	$97.65	$93.37	$26,463	0.80%	1.00%	0.58%	17.84%	17.61%
2024	313	$82.87	$79.39	$25,722	0.80%	1.00%	0.22%	24.52%	24.26%
2023	340	$66.55	$63.89	$22,464	0.80%	1.00%	0.36%	28.04%	27.78%
2022	363	$51.98	$50.00	$18,780	0.80%	1.00%	0.30%	(21.50%)	(21.66%)
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
VIP - Dynamic Capital Appreciation Investor Class
2025	2,554	$84.79	$87.79	$221,116	0.10%	0.25%	0.49%	18.55%	18.36%
2024	2,927	$71.52	$74.16	$214,160	0.10%	0.25%	0.16%	25.30%	25.11%
2023	2,944	$57.08	$89.56	$172,512	0.10%	0.25%	0.29%	28.80%	28.60%
2022	2,940	$44.32	$69.64	$133,970	0.10%	0.25%	0.24%	(20.97%)	(21.08%)
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
VIP - Growth & Income Initial Class
2025	1,488	$101.62	$96.31	$150,269	0.80%	1.00%	1.52%	20.53%	20.19%
2024	1,645	$84.31	$80.13	$137,805	0.80%	1.00%	1.42%	21.23%	21.01%
2023	1,829	$69.54	$66.22	$126,488	0.80%	1.00%	1.64%	17.77%	17.62%
2022	1,987	$59.05	$56.30	$116,648	0.80%	1.00%	1.62%	(5.71%)	(5.90%)
2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
VIP - Growth & Income Investor Class
2025	7,106	$73.28	$67.35	$506,129	0.10%	0.25%	1.57%	21.26%	21.08%
2024	7,064	$60.43	$55.62	$415,400	0.10%	0.25%	1.45%	22.05%	21.87%
2023	7,118	$49.51	$67.10	$342,117	0.10%	0.25%	1.62%	18.50%	18.32%
2022	7,234	$41.78	$56.71	$293,370	0.10%	0.25%	1.70%	(5.10%)	(5.24%)
2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
VIP - Growth Opportunities Initial Class
2025	1,582	$143.09	$135.61	$224,963	0.80%	1.00%	—	20.96%	20.69%
2024	1,809	$118.30	$112.36	$212,890	0.80%	1.00%	—	37.77%	37.53%
2023	1,974	$85.87	$81.70	$168,522	0.80%	1.00%	—	44.51%	44.19%
2022	2,103	$59.42	$56.66	$124,260	0.80%	1.00%	—	(38.64%)	(38.76%)
2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
VIP - Growth Opportunities Investor Class
2025	10,045	$146.19	$128.93	$1,415,032	0.10%	0.25%	—	21.73%	21.55%
2024	10,500	$120.09	$106.07	$1,212,984	0.10%	0.25%	—	38.65%	38.44%
2023	10,899	$86.62	$141.88	$906,189	0.10%	0.25%	—	45.43%	45.20%
2022	11,088	$59.56	$97.71	$633,823	0.10%	0.25%	—	(38.27%)	(38.36%)
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
VIP - Mid Cap Initial Class
2025	2,793	$93.62	$88.89	$259,830	0.80%	1.00%	0.43%	10.79%	10.56%
2024	3,142	$84.50	$80.40	$263,581	0.80%	1.00%	0.53%	16.56%	16.32%
2023	3,587	$72.50	$69.12	$258,327	0.80%	1.00%	0.59%	14.22%	13.98%
2022	4,016	$63.47	$60.64	$253,251	0.80%	1.00%	0.49%	(15.43%)	(15.59%)
2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
VIP - Mid Cap Investor Class
2025	14,366	$45.33	$57.00	$711,960	0.10%	0.25%	0.37%	11.57%	11.40%
2024	15,034	$40.63	$51.16	$673,555	0.10%	0.25%	0.50%	17.29%	17.11%
2023	15,090	$34.64	$60.99	$584,105	0.10%	0.25%	0.51%	14.90%	14.72%
2022	16,866	$30.15	$53.16	$567,814	0.10%	0.25%	0.46%	(14.92%)	(15.04%)
2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
VIP - Value Strategies Initial Class
2025	627	$58.73	$56.15	$36,518	0.80%	1.00%	1.04%	7.11%	6.89%
2024	781	$54.83	$52.53	$42,372	0.80%	1.00%	1.00%	8.52%	8.31%
2023	866	$50.52	$48.50	$43,438	0.80%	1.00%	1.11%	19.89%	19.63%
2022	1,025	$42.14	$40.54	$42,935	0.80%	1.00%	1.01%	(7.77%)	(7.94%)
2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
VIP - Value Strategies Investor Class
2025	3,010	$51.77	$50.46	$156,141	0.10%	0.25%	0.94%	7.79%	7.61%
2024	3,837	$48.03	$46.89	$184,987	0.10%	0.25%	0.96%	9.26%	9.09%
2023	4,454	$43.96	$89.88	$196,657	0.10%	0.25%	1.05%	20.61%	20.44%
2022	5,141	$36.45	$74.63	$188,676	0.10%	0.25%	0.94%	(7.19%)	(7.33%)
2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities Initial Class
2025	579	$59.03	$56.19	$33,936	0.80%	1.00%	1.81%	13.19%	12.97%
2024	586	$52.15	$49.74	$30,402	0.80%	1.00%	2.09%	27.96%	27.70%
2023	584	$40.75	$38.95	$23,681	0.80%	1.00%	2.08%	(1.83%)	(2.01%)
2022	833	$41.51	$39.75	$34,384	0.80%	1.00%	1.64%	4.59%	4.36%
2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
VIP - Utilities Investor Class
2025	4,404	$53.07	$63.97	$252,261	0.10%	0.25%	1.72%	13.91%	13.73%
2024	4,939	$46.59	$56.24	$248,114	0.10%	0.25%	2.26%	28.76%	28.57%
2023	3,987	$36.18	$44.57	$158,539	0.10%	0.25%	2.04%	(1.23%)	(1.36%)
2022	5,431	$36.63	$45.18	$218,566	0.10%	0.25%	1.57%	5.29%	5.12%
2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
VIP - Technology Initial Class
2025	1,875	$179.03	$170.42	$334,505	0.80%	1.00%	—	21.79%	21.54%
2024	2,149	$147.00	$140.22	$314,693	0.80%	1.00%	—	34.50%	34.23%
2023	2,419	$109.29	$104.46	$263,290	0.80%	1.00%	0.14%	57.05%	56.73%
2022	2,055	$69.59	$66.65	$142,551	0.80%	1.00%	—	(36.37%)	(36.49%)
2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
VIP - Technology Investor Class
2025	14,145	$163.69	$209.73	$2,500,313	0.10%	0.25%	—	22.58%	22.39%
2024	14,679	$133.54	$171.36	$2,137,374	0.10%	0.25%	—	35.35%	35.15%
2023	14,270	$98.66	$226.18	$1,560,556	0.10%	0.25%	0.07%	57.99%	57.75%
2022	12,400	$62.45	$143.38	$861,708	0.10%	0.25%	—	(35.94%)	(36.03%)
2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
VIP - Energy Initial Class
2025	787	$41.42	$39.43	$32,428	0.80%	1.00%	2.18%	9.69%	9.47%
2024	936	$37.76	$36.02	$35,167	0.80%	1.00%	2.19%	3.46%	3.27%
2023	1,226	$36.50	$34.88	$44,550	0.80%	1.00%	2.33%	0.19%	(0.03%)
2022	2,549	$36.43	$34.89	$92,462	0.80%	1.00%	2.75%	61.87%	61.55%
2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
VIP - Energy Investor Class
2025	6,999	$23.72	$26.12	$173,903	0.10%	0.25%	2.02%	10.38%	10.24%
2024	8,298	$21.49	$23.69	$187,335	0.10%	0.25%	2.07%	4.10%	3.94%
2023	11,055	$20.65	$30.35	$240,589	0.10%	0.25%	2.52%	0.81%	0.66%
2022	18,072	$20.48	$30.15	$388,304	0.10%	0.25%	2.55%	62.96%	62.72%
2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
VIP - Health Care Initial Class
2025	874	$85.03	$80.94	$74,028	0.80%	1.00%	0.37%	13.48%	13.25%
2024	1,101	$74.93	$71.47	$82,129	0.80%	1.00%	—	4.29%	4.08%
2023	1,317	$71.85	$68.67	$94,192	0.80%	1.00%	—	3.42%	3.22%
2022	1,580	$69.47	$66.53	$109,365	0.80%	1.00%	—	(13.10%)	(13.28%)
2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
VIP - Health Care Investor Class
2025	7,500	$77.78	$80.04	$594,106	0.10%	0.25%	0.31%	14.15%	13.98%
2024	8,533	$68.14	$70.22	$593,290	0.10%	0.25%	—	4.95%	4.79%
2023	10,179	$64.93	$93.97	$676,540	0.10%	0.25%	—	4.11%	3.95%
2022	11,741	$62.36	$90.40	$750,486	0.10%	0.25%	—	(12.58%)	(12.71%)
2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
VIP - Financials Initial Class (6)
2025	735	$39.45	$37.56	$28,834	0.80%	1.00%	1.61%	14.25%	14.03%
2024	895	$34.53	$32.94	$30,780	0.80%	1.00%	1.93%	31.66%	31.39%
2023	825	$26.23	$25.07	$21,540	0.80%	1.00%	2.57%	13.83%	13.59%
2022	1,175	$23.04	$22.07	$26,949	0.80%	1.00%	1.85%	(9.07%)	(9.24%)
2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
VIP - Financials Investor Class (6)
2025	5,291	$57.38	$35.31	$257,348	0.10%	0.25%	1.67%	14.97%	14.79%
2024	5,605	$49.91	$30.76	$235,581	0.10%	0.25%	1.88%	32.61%	32.41%
2023	5,190	$37.64	$58.32	$160,151	0.10%	0.25%	2.50%	14.44%	14.28%
2022	6,695	$32.89	$51.03	$180,435	0.10%	0.25%	1.87%	(8.46%)	(8.60%)
2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Initial Class
2025	350	$110.83	$105.50	$38,538	0.80%	1.00%	0.09%	23.53%	23.28%
2024	350	$89.72	$85.58	$31,207	0.80%	1.00%	0.70%	22.64%	22.40%
2023	355	$73.16	$69.92	$25,835	0.80%	1.00%	0.31%	22.28%	22.02%
2022	389	$59.83	$57.30	$23,128	0.80%	1.00%	0.17%	(11.02%)	(11.20%)
2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
VIP - Industrials Investor Class
2025	3,486	$66.98	$83.68	$252,276	0.10%	0.25%	0.05%	24.29%	24.11%
2024	3,118	$53.89	$67.42	$182,592	0.10%	0.25%	0.70%	23.41%	23.23%
2023	2,885	$43.67	$75.90	$138,286	0.10%	0.25%	0.24%	23.07%	22.90%
2022	2,894	$35.48	$61.76	$112,871	0.10%	0.25%	0.12%	(10.50%)	(10.64%)
2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
VIP - Consumer Discretionary Initial Class
2025	204	$74.08	$70.52	$15,114	0.80%	1.00%	0.08%	5.95%	5.74%
2024	274	$69.92	$66.69	$19,051	0.80%	1.00%	0.05%	23.71%	23.45%
2023	362	$56.52	$54.02	$20,376	0.80%	1.00%	0.08%	40.88%	40.57%
2022	372	$40.12	$38.43	$14,887	0.80%	1.00%	—	(35.16%)	(35.28%)
2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
VIP - Consumer Discretionary Investor Class
2025	2,552	$74.18	$73.46	$190,550	0.10%	0.25%	0.07%	6.60%	6.44%
2024	3,032	$69.59	$69.01	$212,935	0.10%	0.25%	0.04%	24.50%	24.31%
2023	3,687	$55.89	$100.37	$208,393	0.10%	0.25%	0.01%	41.79%	41.56%
2022	3,563	$39.42	$70.90	$142,151	0.10%	0.25%	—	(34.77%)	(34.86%)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
VIP - Real Estate Initial Class
2025	354	$44.52	$42.57	$15,669	0.80%	1.00%	1.96%	2.27%	2.09%
2024	419	$43.53	$41.70	$18,164	0.80%	1.00%	4.01%	5.67%	5.44%
2023	478	$41.20	$39.55	$19,614	0.80%	1.00%	2.36%	10.30%	10.11%
2022	559	$37.35	$35.92	$20,813	0.80%	1.00%	1.22%	(28.09%)	(28.25%)
2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
VIP - Real Estate Investor Class
2025	4,468	$27.23	$30.57	$129,787	0.10%	0.25%	2.00%	2.95%	2.79%
2024	4,742	$26.45	$29.74	$134,490	0.10%	0.25%	4.07%	6.29%	6.13%
2023	5,113	$24.89	$59.76	$137,467	0.10%	0.25%	2.31%	11.00%	10.83%
2022	5,814	$22.42	$53.92	$140,732	0.10%	0.25%	1.20%	(27.65%)	(27.76%)
2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
VIP - Strategic Income Initial Class
2025	1,455	$25.77	$24.66	$37,303	0.80%	1.00%	3.80%	8.01%	7.73%
2024	1,604	$23.86	$22.89	$38,051	0.80%	1.00%	3.49%	5.22%	5.00%
2023	1,833	$22.68	$21.80	$41,398	0.80%	1.00%	4.28%	8.56%	8.35%
2022	2,119	$20.89	$20.12	$44,074	0.80%	1.00%	3.52%	(11.98%)	(12.15%)
2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
VIP - Strategic Income Investor Class
2025	36,379	$18.72	$25.90	$775,145	0.10%	0.25%	3.84%	8.71%	8.55%
2024	37,211	$17.22	$23.86	$733,756	0.10%	0.25%	3.64%	5.86%	5.70%
2023	38,664	$16.26	$23.34	$728,394	0.10%	0.25%	4.31%	9.29%	9.16%
2022	43,114	$14.88	$21.38	$743,828	0.10%	0.25%	3.51%	(11.40%)	(11.56%)
2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
VIP - International Capital Appreciation Initial Class
2025	576	$37.71	$36.18	$21,679	0.80%	1.00%	0.96%	17.73%	17.51%
2024	565	$32.03	$30.79	$18,043	0.80%	1.00%	0.81%	7.32%	7.10%
2023	589	$29.84	$28.75	$17,533	0.80%	1.00%	0.40%	26.51%	26.21%
2022	573	$23.59	$22.78	$13,459	0.80%	1.00%	0.24%	(27.00%)	(27.12%)
2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	—	11.44%	11.22%
VIP - International Capital Appreciation Investor Class
2025	10,028	$41.96	$39.17	$413,778	0.10%	0.25%	0.98%	18.43%	18.26%
2024	9,116	$35.43	$33.11	$317,830	0.10%	0.25%	0.66%	8.02%	7.85%
2023	9,562	$32.80	$61.86	$308,473	0.10%	0.25%	0.31%	27.27%	27.10%
2022	9,819	$25.77	$48.67	$249,396	0.10%	0.25%	0.18%	(26.51%)	(26.63%)
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Initial Class
2025	570	$47.88	$45.94	$27,126	0.80%	1.00%	1.37%	10.35%	10.12%
2024	612	$43.39	$41.72	$26,447	0.80%	1.00%	1.23%	10.48%	10.25%
2023	693	$39.28	$37.84	$27,165	0.80%	1.00%	1.22%	18.84%	18.58%
2022	848	$33.05	$31.91	$27,953	0.80%	1.00%	1.30%	(4.89%)	(5.06%)
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
VIP - Value Investor Class
2025	4,936	$56.96	$50.73	$271,927	0.10%	0.25%	1.28%	11.05%	10.88%
2024	5,607	$51.29	$45.75	$277,870	0.10%	0.25%	1.19%	11.14%	10.97%
2023	6,036	$46.15	$79.79	$269,050	0.10%	0.25%	1.15%	19.56%	19.39%
2022	7,008	$38.60	$66.83	$261,518	0.10%	0.25%	1.30%	(4.22%)	(4.37%)
2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
VIP -Freedom Income Initial Class (A)
2025	554	$19.98	$19.98	$11,087	0.80%	0.80%	3.13%	8.76%	8.76%
2024	640	$18.37	$18.37	$11,767	0.80%	0.80%	3.89%	3.61%	3.61%
2023	502	$17.73	$17.73	$8,913	0.80%	0.80%	4.28%	7.07%	7.07%
2022	542	$16.56	$16.56	$8,983	0.80%	0.80%	2.28%	(12.76%)	(12.76%)
2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
VIP - Investor Freedom Income Investor Class (A)
2025	3,544	$18.54	$21.90	$73,195	0.10%	0.25%	3.41%	9.51%	9.34%
2024	3,788	$16.93	$20.03	$71,659	0.10%	0.25%	3.90%	4.21%	4.05%
2023	3,366	$16.25	$19.75	$60,543	0.10%	0.25%	4.32%	7.74%	7.62%
2022	4,200	$15.08	$18.35	$69,838	0.10%	0.25%	2.21%	(12.09%)	(12.26%)
2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
VIP - Freedom 2005 Initial Class (A)
2025	—	$—	$—	$—	0.80%	0.80%	—	—	—
2024	—	$—	$—	$—	0.80%	0.80%	2.64%	(100.00%)	(100.00%)
2023	253	$19.93	$19.93	$5,043	0.80%	0.80%	4.05%	7.17%	7.17%
2022	360	$18.60	$18.60	$6,694	0.80%	0.80%	2.26%	(13.09%)	(13.09%)
2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
VIP - Investor Freedom 2005 Investor Class (A)
2025	—	$—	$—	$—	0.10%	0.25%	—	—	—
2024	—	$—	$—	$—	0.10%	0.25%	2.68%	(100.00%)	(100.00%)
2023	787	$18.72	$25.23	$16,600	0.10%	0.25%	4.29%	7.81%	7.64%
2022	1,017	$17.36	$23.44	$19,685	0.10%	0.25%	2.15%	(12.49%)	(12.61%)
2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
VIP - Freedom 2010 Initial Class
2025	171	$25.88	$25.88	$4,420	0.80%	0.80%	3.04%	9.66%	9.66%
2024	226	$23.60	$23.60	$5,331	0.80%	0.80%	3.38%	4.53%	4.53%
2023	293	$22.58	$22.58	$6,611	0.80%	0.80%	3.71%	8.62%	8.62%
2022	387	$20.79	$20.79	$8,050	0.80%	0.80%	2.15%	(14.23%)	(14.23%)
2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
VIP - Investor Freedom 2010 Investor Class
2025	1,690	$24.58	$27.89	$46,335	0.10%	0.25%	3.18%	10.37%	10.22%
2024	1,941	$22.27	$25.30	$48,214	0.10%	0.25%	3.46%	5.16%	5.00%
2023	2,198	$21.18	$29.08	$52,195	0.10%	0.25%	3.88%	9.27%	9.14%
2022	2,651	$19.38	$26.65	$57,721	0.10%	0.25%	2.14%	(13.57%)	(13.72%)
2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
VIP - Freedom 2015 Initial Class
2025	457	$28.76	$28.76	$13,151	0.80%	0.80%	2.92%	11.00%	11.00%
2024	537	$25.91	$25.91	$13,921	0.80%	0.80%	3.18%	5.66%	5.66%
2023	600	$24.52	$24.52	$14,707	0.80%	0.80%	3.51%	10.07%	10.07%
2022	684	$22.28	$22.28	$15,948	0.80%	0.80%	2.16%	(15.28%)	(15.28%)
2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
VIP - Investor Freedom 2015 Investor Class
2025	2,641	$27.08	$30.84	$80,183	0.10%	0.25%	2.99%	11.76%	11.59%
2024	2,963	$24.23	$27.63	$80,036	0.10%	0.25%	3.15%	6.32%	6.16%
2023	3,188	$22.79	$31.69	$81,572	0.10%	0.25%	3.50%	10.86%	10.67%
2022	3,875	$20.56	$28.63	$89,652	0.10%	0.25%	2.05%	(14.76%)	(14.87%)
2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020 Initial Class
2025	464	$31.15	$31.15	$14,448	0.80%	0.80%	2.75%	12.41%	12.41%
2024	512	$27.71	$27.71	$14,195	0.80%	0.80%	2.70%	6.85%	6.85%
2023	648	$25.94	$25.94	$16,808	0.80%	0.80%	3.16%	11.51%	11.51%
2022	736	$23.26	$23.26	$17,117	0.80%	0.80%	2.05%	(16.36%)	(16.36%)
2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
VIP - Investor Freedom 2020 Investor Class
2025	5,072	$30.19	$33.20	$165,459	0.10%	0.25%	2.72%	13.16%	13.02%
2024	5,411	$26.68	$29.37	$156,670	0.10%	0.25%	2.77%	7.54%	7.38%
2023	6,447	$24.81	$35.84	$173,673	0.10%	0.25%	3.15%	12.30%	12.10%
2022	7,254	$22.09	$31.97	$174,304	0.10%	0.25%	2.03%	(15.93%)	(16.03%)
2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
VIP - Freedom 2025 Initial Class
2025	537	$34.75	$34.75	$18,658	0.80%	0.80%	2.51%	13.67%	13.67%
2024	587	$30.57	$30.57	$17,945	0.80%	0.80%	2.41%	7.59%	7.59%
2023	668	$28.41	$28.41	$18,984	0.80%	0.80%	2.84%	12.71%	12.71%
2022	749	$25.21	$25.21	$18,872	0.80%	0.80%	2.02%	(17.09%)	(17.09%)
2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
VIP- Investor Freedom 2025 Investor Class
2025	5,367	$33.80	$36.84	$195,749	0.10%	0.25%	2.53%	14.34%	14.16%
2024	5,890	$29.56	$32.27	$188,704	0.10%	0.25%	2.42%	8.35%	8.18%
2023	7,054	$27.29	$39.92	$208,582	0.10%	0.25%	2.78%	13.46%	13.28%
2022	8,281	$24.05	$35.24	$215,949	0.10%	0.25%	1.95%	(16.55%)	(16.66%)
2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
VIP - Freedom 2030 Initial Class
2025	614	$37.17	$37.17	$22,824	0.80%	0.80%	2.37%	14.58%	14.58%
2024	723	$32.44	$32.44	$23,456	0.80%	0.80%	2.31%	8.53%	8.53%
2023	725	$29.89	$29.89	$21,683	0.80%	0.80%	2.44%	13.77%	13.77%
2022	805	$26.27	$26.27	$21,148	0.80%	0.80%	1.95%	(17.53%)	(17.53%)
2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
VIP - Investor Freedom 2030 Investor Class
2025	9,414	$37.35	$39.24	$366,943	0.10%	0.25%	2.40%	15.24%	15.07%
2024	9,854	$32.41	$34.10	$334,565	0.10%	0.25%	2.21%	9.29%	9.12%
2023	10,573	$29.65	$44.14	$329,296	0.10%	0.25%	2.43%	14.54%	14.36%
2022	11,719	$25.89	$38.60	$319,483	0.10%	0.25%	1.91%	(17.00%)	(17.13%)
2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
VIP - Freedom 2035 Initial Class (7)
2025	100	$13.82	$13.82	$1,371	0.80%	0.80%	2.60%	15.75%	15.75%
2024	74	$11.94	$11.94	$879	0.80%	0.80%	2.78%	10.14%	10.14%
2023	8	$10.84	$10.84	$75	0.80%	0.80%	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2035 Investor Class (7)
2025	2,517	$14.06	$14.01	$35,304	0.10%	0.25%	2.61%	16.49%	16.36%
2024	1,615	$12.07	$12.04	$19,469	0.10%	0.25%	2.56%	10.83%	10.66%
2023	462	$10.89	$10.88	$5,032	0.10%	0.25%	3.40%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP -Freedom 2040 Initial Class (7)
2025	48	$14.49	$14.49	$700	0.80%	0.80%	1.96%	17.90%	17.90%
2024	38	$12.29	$12.29	$469	0.80%	0.80%	1.70%	12.19%	12.19%
2023	7	$10.96	$10.96	$83	0.80%	0.80%	3.68%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2040 Investor Class (7)
2025	1,495	$14.74	$14.68	$21,971	0.10%	0.25%	1.91%	18.58%	18.39%
2024	917	$12.43	$12.40	$11,377	0.10%	0.25%	1.71%	12.82%	12.65%
2023	496	$11.02	$11.00	$5,459	0.10%	0.25%	3.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2045 Initial Class (7)
2025	22	$14.76	$14.76	$321	0.80%	0.80%	2.11%	18.94%	18.94%
2024	—	$12.41	$12.41	$2	0.80%	0.80%	0.07%	12.92%	12.92%
2023	—	$10.99	$10.99	$2	0.80%	0.80%	9.84%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2045 Investor Class (7)
2025	470	$15.00	$14.94	$7,031	0.10%	0.25%	1.74%	19.52%	19.33%
2024	274	$12.55	$12.52	$3,432	0.10%	0.25%	1.48%	13.62%	13.45%
2023	147	$11.04	$11.03	$1,618	0.10%	0.25%	3.92%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2050 Initial Class (7)
2025	22	$14.75	$14.75	$320	0.80%	0.80%	5.66%	18.76%	18.76%
2024	3	$12.42	$12.42	$43	0.80%	0.80%	1.18%	12.92%	12.92%
2023	1	$11.00	$11.00	$15	0.80%	0.80%	1.17%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2050 Investor Class (7)
2025	795	$15.00	$14.94	$11,892	0.10%	0.25%	1.69%	—	19.42%
2024	463	$12.54	$12.51	$5,803	0.10%	0.25%	1.66%	—	—
2023	—	$—	$—	$—	—	—	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom Lifetime Income I
2025	321	$22.20	$22.20	$7,151	0.60%	0.60%	3.33%	9.04%	9.04%
2024	367	$20.36	$20.36	$7,479	0.60%	0.60%	3.80%	3.67%	3.67%
2023	400	$19.64	$19.64	$7,882	0.60%	0.60%	4.27%	7.26%	7.26%
2022	449	$18.31	$18.31	$8,213	0.60%	0.60%	2.25%	(12.54%)	(12.54%)
2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
VIP - Freedom Lifetime Income II
2025	921	$26.72	$26.72	$24,664	0.60%	0.60%	3.15%	10.14%	10.14%
2024	1,008	$24.26	$24.26	$24,472	0.60%	0.60%	3.40%	4.93%	4.93%
2023	1,101	$23.12	$23.12	$25,475	0.60%	0.60%	3.78%	9.16%	9.16%
2022	1,200	$21.18	$21.18	$25,424	0.60%	0.60%	2.13%	(14.34%)	(14.34%)
2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
VIP - Freedom Lifetime Income III
2025	831	$33.15	$33.15	$27,604	0.60%	0.60%	2.66%	12.91%	12.91%
2024	903	$29.36	$29.36	$26,536	0.60%	0.60%	2.72%	7.15%	7.15%
2023	962	$27.40	$27.40	$26,374	0.60%	0.60%	3.04%	12.07%	12.07%
2022	1,048	$24.45	$24.45	$25,630	0.60%	0.60%	2.01%	(16.54%)	(16.54%)
2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
VIP - Disciplined Small Cap Initial Class
2025	631	$39.53	$37.99	$24,896	0.80%	1.00%	0.92%	16.47%	16.21%
2024	793	$33.94	$32.69	$26,839	0.80%	1.00%	1.12%	15.93%	15.72%
2023	762	$29.28	$28.25	$22,203	0.80%	1.00%	1.06%	20.00%	19.75%
2022	789	$24.40	$23.59	$19,171	0.80%	1.00%	0.85%	(18.89%)	(19.06%)
2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
VIP - Disciplined Small Cap Investor Class
2025	7,439	$55.38	$43.38	$377,537	0.10%	0.25%	0.84%	17.18%	17.00%
2024	8,208	$47.26	$37.07	$353,600	0.10%	0.25%	1.07%	16.70%	16.52%
2023	7,878	$40.50	$59.03	$289,071	0.10%	0.25%	0.98%	20.71%	20.55%
2022	7,979	$33.55	$48.97	$242,903	0.10%	0.25%	0.77%	(18.36%)	(18.49%)
2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
VIP - FundsManager 20% Investor Class
2025	31,638	$18.37	$17.81	$624,716	0.10%	1.00%	3.62%	9.09%	8.00%
2024	33,812	$16.84	$16.49	$614,387	0.10%	1.00%	3.45%	5.42%	4.50%
2023	39,212	$15.98	$15.78	$676,000	0.10%	1.00%	3.55%	8.04%	7.06%
2022	46,239	$14.79	$14.74	$739,367	0.10%	1.00%	2.24%	(9.68%)	(10.49%)
2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundManager 30% Investor Class (7)
2025	2,102	$12.39	$12.16	$25,967	0.10%	0.80%	3.34%	10.72%	9.95%
2024	1,185	$11.19	$11.06	$13,228	0.10%	0.80%	3.66%	6.31%	5.56%
2023	492	$10.53	$10.48	$5,180	0.10%	0.80%	5.87%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 40% Investor Class (7)
2025	3,998	$12.78	$12.54	$50,951	0.10%	0.80%	3.29%	12.30%	11.47%
2024	2,006	$11.38	$11.25	$22,777	0.10%	0.80%	3.34%	7.36%	6.60%
2023	1,127	$10.60	$10.55	$11,933	0.10%	0.80%	6.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 50% Investor Class
2025	59,869	$28.66	$25.63	$1,748,787	0.10%	1.00%	2.66%	14.05%	12.96%
2024	64,755	$25.13	$22.69	$1,663,905	0.10%	1.00%	2.38%	8.40%	7.43%
2023	70,321	$23.19	$21.12	$1,670,105	0.10%	1.00%	2.53%	12.83%	11.81%
2022	76,745	$20.55	$18.89	$1,616,880	0.10%	1.00%	1.99%	(14.01%)	(14.78%)
2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
VIP - FundsManager 60% Investor Class
2025	71,782	$33.01	$36.55	$2,196,415	0.10%	1.40%	2.25%	15.62%	14.11%
2024	76,238	$28.55	$32.03	$2,019,116	0.10%	1.40%	2.06%	9.47%	8.03%
2023	82,187	$26.08	$29.65	$1,990,284	0.10%	1.40%	2.31%	14.05%	12.57%
2022	87,935	$22.87	$26.34	$1,873,698	0.10%	1.40%	1.79%	(15.14%)	(16.25%)
2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
VIP - FundsManager 70% Investor Class
2025	65,322	$37.61	$30.96	$2,400,573	0.10%	1.00%	1.93%	17.02%	15.96%
2024	65,132	$32.14	$26.70	$2,047,271	0.10%	1.00%	1.81%	10.77%	9.79%
2023	65,140	$29.02	$24.32	$1,850,315	0.10%	1.00%	2.03%	15.61%	14.55%
2022	67,188	$25.10	$21.23	$1,653,954	0.10%	1.00%	1.61%	(15.75%)	(16.51%)
2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
VIP - FundsManager 85% Investor Class
2025	24,626	$45.03	$34.94	$1,045,981	0.10%	1.00%	1.50%	19.35%	18.24%
2024	23,200	$37.73	$29.55	$822,988	0.10%	1.00%	1.42%	12.39%	11.38%
2023	21,661	$33.57	$26.53	$682,277	0.10%	1.00%	1.64%	17.55%	16.51%
2022	21,544	$28.56	$22.77	$577,654	0.10%	1.00%	1.11%	(17.15%)	(17.90%)
2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
VIP - Consumer Staples Initial Class
2025	299	$35.76	$34.44	$10,554	0.80%	1.00%	1.80%	(3.77%)	(3.96%)
2024	377	$37.16	$35.86	$13,939	0.80%	1.00%	2.14%	4.72%	4.52%
2023	469	$35.48	$34.31	$16,607	0.80%	1.00%	1.83%	2.31%	2.11%
2022	627	$34.68	$33.60	$21,674	0.80%	1.00%	1.77%	(1.41%)	(1.61%)
2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
VIP - Consumer Staples Investor Class
2025	4,451	$37.15	$39.07	$170,106	0.10%	0.25%	1.84%	(3.15%)	(3.29%)
2024	4,962	$38.36	$40.40	$196,058	0.10%	0.25%	2.10%	5.35%	5.19%
2023	5,828	$36.41	$48.06	$219,135	0.10%	0.25%	1.84%	2.97%	2.83%
2022	6,691	$35.36	$46.74	$244,656	0.10%	0.25%	1.75%	(0.78%)	(0.94%)
2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
VIP - Materials Initial Class
2025	219	$30.83	$29.69	$6,752	0.80%	1.00%	1.10%	10.50%	10.29%
2024	264	$27.90	$26.92	$7,355	0.80%	1.00%	1.11%	(3.22%)	(3.44%)
2023	384	$28.83	$27.88	$11,043	0.80%	1.00%	1.26%	6.73%	6.53%
2022	498	$27.01	$26.17	$13,443	0.80%	1.00%	1.06%	(10.50%)	(10.69%)
2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
VIP - Materials Investor Class
2025	1,632	$31.74	$33.65	$53,769	0.10%	0.25%	1.15%	11.13%	10.95%
2024	1,661	$28.56	$30.33	$49,507	0.10%	0.25%	1.07%	(2.64%)	(2.79%)
2023	2,063	$29.34	$63.25	$63,306	0.10%	0.25%	1.21%	7.46%	7.31%
2022	2,616	$27.30	$58.94	$74,749	0.10%	0.25%	1.01%	(10.00%)	(10.13%)
2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%

81	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Communication Services Initial Class
2025	644	$51.45	$49.55	$32,987	0.80%	1.00%	—	33.32%	33.06%
2024	568	$38.59	$37.24	$21,805	0.80%	1.00%	—	32.96%	32.67%
2023	687	$29.02	$28.07	$19,833	0.80%	1.00%	—	56.13%	55.86%
2022	381	$18.59	$18.01	$7,049	0.80%	1.00%	—	(38.63%)	(38.76%)
2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
VIP - Communication Services Investor Class
2025	5,163	$73.18	$56.20	$349,744	0.10%	0.25%	—	34.15%	33.94%
2024	3,892	$54.55	$41.96	$195,828	0.10%	0.25%	—	33.76%	33.56%
2023	4,265	$40.78	$76.20	$159,040	0.10%	0.25%	—	57.10%	56.85%
2022	2,598	$25.96	$48.58	$61,385	0.10%	0.25%	—	(38.24%)	(38.32%)
2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
VIP - Hedged Equity Investor Class(C)
2025	767	$11.74	$11.73	$8,999	0.10%	0.25%	1.62%	—	—
2024	—	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—	—
VIP - Emerging Markets Initial Class
2025	717	$19.35	$18.67	$13,850	0.80%	1.00%	2.08%	40.12%	39.75%
2024	588	$13.81	$13.36	$8,110	0.80%	1.00%	1.38%	9.15%	8.97%
2023	673	$12.66	$12.26	$8,501	0.80%	1.00%	2.07%	8.82%	8.59%
2022	752	$11.63	$11.29	$8,731	0.80%	1.00%	1.72%	(20.77%)	(20.94%)
2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
VIP - Emerging Markets Investor Class
2025	9,209	$27.36	$21.04	$231,016	0.10%	0.25%	2.50%	40.96%	40.72%
2024	6,344	$19.41	$14.95	$110,655	0.10%	0.25%	1.36%	9.79%	9.62%
2023	6,793	$17.68	$36.38	$107,606	0.10%	0.25%	2.08%	9.50%	9.32%
2022	7,379	$16.15	$33.28	$107,372	0.10%	0.25%	1.63%	(20.27%)	(20.39%)
2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
VIP - Floating Rate High Income Initial Class
2025	717	$15.37	$15.01	$11,027	0.80%	1.00%	6.92%	4.49%	4.24%
2024	963	$14.71	$14.40	$14,155	0.80%	1.00%	7.06%	7.63%	7.38%
2023	1,036	$13.67	$13.41	$14,164	0.80%	1.00%	8.15%	11.32%	11.10%
2022	680	$12.28	$12.07	$8,343	0.80%	1.00%	3.93%	(1.34%)	(1.52%)
2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
VIP - Floating Rate High Income Investor Class
2025	17,175	$16.62	$16.33	$283,761	0.10%	0.25%	7.57%	5.26%	5.08%
2024	19,603	$15.79	$15.54	$307,877	0.10%	0.25%	7.52%	8.25%	8.09%
2023	17,759	$14.59	$14.38	$257,606	0.10%	0.25%	7.54%	12.15%	11.99%
2022	16,083	$13.01	$12.84	$208,260	0.10%	0.25%	4.11%	(0.68%)	(0.85%)
2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
VIP - Bond Index Initial Class
2025	52,441	$11.47	$10.71	$597,218	0.10%	1.00%	3.54%	6.90%	5.93%
2024	46,878	$10.73	$10.11	$499,842	0.10%	1.00%	3.03%	1.11%	0.20%
2023	41,272	$10.61	$10.09	$435,525	0.10%	1.00%	2.53%	5.39%	4.45%
2022	36,405	$10.07	$9.66	$364,893	0.10%	1.00%	1.78%	(13.30%)	(14.10%)
2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
VIP - Total Market Index Initial Class
2025	37,885	$26.09	$24.36	$982,019	0.10%	1.00%	1.11%	17.00%	15.94%
2024	38,370	$22.30	$21.01	$850,563	0.10%	1.00%	1.37%	23.57%	22.44%
2023	35,404	$18.05	$17.16	$635,376	0.10%	1.00%	1.11%	25.94%	24.80%
2022	31,807	$14.33	$13.75	$453,695	0.10%	1.00%	1.44%	(19.30%)	(20.02%)
2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
VIP - Extended Market Index Initial Class
2025	9,500	$18.07	$16.87	$170,623	0.10%	1.00%	1.22%	12.24%	11.21%
2024	8,981	$16.10	$15.17	$143,846	0.10%	1.00%	1.40%	12.19%	11.14%
2023	9,226	$14.35	$13.65	$131,763	0.10%	1.00%	1.74%	17.35%	16.27%
2022	9,739	$12.23	$11.74	$118,665	0.10%	1.00%	1.43%	(18.23%)	(18.93%)
2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%

82	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Index Initial Class
2025	33,836	$16.98	$15.86	$570,979	0.10%	1.00%	3.14%	32.97%	31.84%
2024	24,366	$12.77	$12.03	$309,225	0.10%	1.00%	2.99%	5.00%	4.07%
2023	23,442	$12.16	$11.56	$283,477	0.10%	1.00%	2.95%	16.01%	15.02%
2022	21,570	$10.48	$10.05	$224,978	0.10%	1.00%	2.36%	(16.08%)	(16.88%)
2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
VIF - Emerging Markets Equity Class I
2025	1,861	$18.78	$40.67	$45,749	0.10%	1.00%	0.40%	32.81%	31.62%
2024	1,935	$14.14	$30.90	$36,981	0.10%	1.00%	1.36%	7.71%	6.74%
2023	2,089	$13.13	$28.95	$38,247	0.10%	1.00%	1.63%	11.82%	10.88%
2022	2,371	$11.74	$26.11	$38,859	0.10%	1.00%	0.43%	(25.13%)	(25.84%)
2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
VIF - Emerging Markets Debt Class I
2025	3,577	$17.76	$40.64	$75,924	0.10%	1.00%	14.12%	15.25%	14.19%
2024	3,598	$15.41	$35.59	$66,974	0.10%	1.00%	10.26%	11.12%	10.12%
2023	3,936	$13.87	$32.32	$67,852	0.10%	1.00%	8.67%	11.76%	10.72%
2022	4,370	$12.41	$29.19	$66,543	0.10%	1.00%	7.48%	(18.84%)	(19.56%)
2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
VIF - Global Strategist - Class II
2025	1,078	$26.22	$26.05	$27,609	0.10%	1.00%	—	17.32%	16.09%
2024	1,092	$22.35	$22.44	$23,823	0.10%	1.00%	—	7.36%	6.50%
2023	1,109	$20.82	$21.07	$22,477	0.10%	1.00%	1.68%	13.96%	12.92%
2022	1,194	$18.27	$18.66	$21,321	0.10%	1.00%	—	(17.03%)	(17.75%)
2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
Lazard - Retirement Emerging Markets Portfolio - Investor
2025	5,757	$21.55	$24.97	$137,442	0.10%	1.00%	3.18%	41.96%	40.60%
2024	3,624	$15.18	$17.76	$62,196	0.10%	1.00%	3.57%	7.57%	6.67%
2023	4,049	$14.11	$16.65	$65,755	0.10%	1.00%	5.13%	22.49%	21.44%
2022	4,349	$11.52	$13.71	$57,667	0.10%	1.00%	3.60%	(15.04%)	(15.84%)
2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
Invesco - V.I. Global Core Equity Series I
2025	1,167	$32.21	$35.23	$36,112	0.10%	1.00%	1.38%	15.45%	14.27%
2024	1,241	$27.90	$30.83	$33,409	0.10%	1.00%	1.14%	16.73%	15.82%
2023	1,053	$23.90	$26.62	$24,372	0.10%	1.00%	0.58%	21.58%	20.51%
2022	1,095	$19.66	$22.09	$20,821	0.10%	1.00%	0.35%	(21.94%)	(22.65%)
2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(6)
2025	264	$83.03	$78.69	$21,821	0.80%	1.00%	—	4.55%	4.18%
2024	298	$79.42	$75.53	$23,554	0.80%	1.00%	—	17.18%	17.12%
2023	330	$67.78	$64.49	$22,282	0.80%	1.00%	—	19.18%	18.94%
2022	380	$56.87	$54.22	$21,547	0.80%	1.00%	—	(38.35%)	(38.47%)
2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
Allspring - VT Opportunity Class 2 (5)
2025	221	$99.84	$94.62	$21,928	0.80%	1.00%	0.05%	5.85%	5.64%
2024	236	$94.32	$89.57	$22,152	0.80%	1.00%	0.05%	14.12%	13.90%
2023	263	$82.64	$78.64	$21,653	0.80%	1.00%	—	25.49%	25.24%
2022	281	$65.86	$62.79	$18,446	0.80%	1.00%	—	(21.44%)	(21.60%)
2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
PVIT - Commodity Real Return - Strategy Portfolio - Administrative
2025	2,975	$9.82	$8.67	$28,929	0.10%	1.00%	2.81%	18.60%	17.64%
2024	2,659	$8.28	$7.37	$21,769	0.10%	1.00%	2.10%	4.06%	3.08%
2023	3,995	$7.95	$7.15	$31,472	0.10%	1.00%	17.79%	(7.95%)	(8.80%)
2022	8,773	$8.64	$7.84	$75,099	0.10%	1.00%	23.16%	8.52%	7.76%
2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
PVIT - Low Duration Portfolio - Administrative
2025	22,705	$12.82	$11.73	$294,377	0.10%	1.00%	3.94%	5.43%	4.45%
2024	20,390	$12.16	$11.23	$251,287	0.10%	1.00%	3.99%	4.39%	3.41%
2023	23,054	$11.65	$10.86	$272,381	0.10%	1.00%	3.59%	4.88%	3.92%
2022	27,687	$11.11	$10.45	$312,292	0.10%	1.00%	1.66%	(5.85%)	(6.65%)
2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)

83	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return Portfolio - Administrative
2025	9,776	$14.96	$14.35	$150,765	0.10%	1.00%	3.34%	7.70%	6.77%
2024	9,608	$13.89	$13.44	$138,003	0.10%	1.00%	2.61%	2.03%	1.13%
2023	11,201	$13.61	$13.29	$158,088	0.10%	1.00%	2.99%	3.57%	2.63%
2022	13,406	$13.14	$12.95	$182,717	0.10%	1.00%	7.06%	(12.00%)	(12.78%)
2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
PVIT - Total Return Portfolio - Administrative
2025	25,549	$14.48	$13.70	$381,340	0.10%	1.00%	4.10%	8.79%	7.79%
2024	25,679	$13.31	$12.71	$353,267	0.10%	1.00%	4.04%	2.43%	1.52%
2023	27,508	$13.00	$12.52	$370,500	0.10%	1.00%	3.56%	5.84%	4.86%
2022	30,305	$12.28	$11.94	$386,121	0.10%	1.00%	2.60%	(14.39%)	(15.14%)
2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
Blackrock - Global Allocation V.I. Fund - Class I
2025	7,230	$23.81	$21.02	$169,935	0.10%	1.00%	3.40%	19.41%	18.36%
2024	7,513	$19.94	$17.76	$148,005	0.10%	1.00%	1.20%	11.19%	10.17%
2023	8,264	$17.93	$16.12	$149,434	0.10%	1.00%	2.01%	10.22%	9.21%
2022	9,256	$16.27	$14.76	$148,964	0.10%	1.00%	—	(16.05%)	(16.81%)
2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
FTVIP - Templeton Global Bond Fund - Class 2
2025	4,518	$10.39	$9.18	$46,399	0.10%	1.00%	—	15.57%	14.61%
2024	4,005	$8.99	$8.01	$35,570	0.10%	1.00%	—	(11.46%)	(12.27%)
2023	4,245	$10.15	$9.13	$42,586	0.10%	1.00%	—	2.77%	1.90%
2022	4,665	$9.88	$8.96	$45,582	0.10%	1.00%	—	(5.04%)	(5.90%)
2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2025	5,097	$11.40	$10.06	$57,265	0.10%	1.00%	3.20%	6.64%	5.56%
2024	4,559	$10.69	$9.53	$48,021	0.10%	1.00%	2.91%	1.27%	0.32%
2023	4,776	$10.56	$9.50	$49,715	0.10%	1.00%	2.70%	4.36%	3.49%
2022	4,982	$10.12	$9.18	$49,703	0.10%	1.00%	2.22%	(9.84%)	(10.49%)
2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(6)	During 2023, the following underlying funds were renamed:

Old Name	New Name

Allspring VT Discovery Fund	Allspring - VT Discovery SMID Cap Growth Class 2

VIP Financial Services Initial Class	VIP - Financials Initial Class

VIP Financial Services Investor Class	VIP - Financials Investor Class

84	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(7)	During 2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP - Freedom 2035 Initial Class	VIP - Investor Freedom 2035 Investor Class

VIP - Freedom 2040 Initial Class	VIP - Investor Freedom 2040 Investor Class

VIP - Freedom 2045 Initial Class	VIP - Investor Freedom 2045 Investor Class

VIP - Freedom 2050 Initial Class	VIP - Investor Freedom 2050 Investor Class

VIP - FundsManager 30% Investor Class	VIP - FundsManager 40% Investor Class

(A)	Fund Merged. See Note 1

(B)	Fund Name Change. See Note 1

(C)	New Fund. See Note 1

7. Subsequent Events

Effective April 30, 2026, the VIP Freedom Income Initial Class will be renamed to VIP Freedom Retirement Initial Class.

Effective April 30, 2026, the VIP Freedom Income Investor Class will be renamed to VIP Freedom Retirement Investor Class.

The Invesco V.I. Global Core Equity and Invesco V.I. Global funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the Invesco V.I. Global Core Equity fund in exchange for shares of the Invesco V.I. Global fund effective April 24, 2026.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

85	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the subaccounts denoted with footnote (2), which only includes a statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I (other than the subaccounts denoted with footnote (2)) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager 50% - Initial Class (1)	Fidelity VIP Asset Manager 50% - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager 70% - Initial Class (1)	Fidelity VIP Asset Manager 70% - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (2)	Fidelity VIP Investor Freedom 2005 - Investor Class (2)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (1)	Fidelity VIP Investor Freedom 2035 - Investor Class (1)

86	Annual Report

Fidelity VIP Freedom 2040 – Initial Class (1)	Fidelity VIP Investor Freedom 2040 - Investor Class (1)	Fidelity VIP Freedom 2045 - Initial Class (1)

Fidelity VIP Investor Freedom 2045 - Investor Class (1)	Fidelity VIP Freedom 2050 - Initial Class (1)	Fidelity VIP Investor Freedom 2050 - Investor Class (1)

Fidelity VIP Freedom Lifetime Income I (1)	Fidelity VIP Freedom Lifetime Income II (1)	Fidelity VIP Freedom Lifetime Income III (1)

Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (1)	Fidelity VIP FundsManager 40% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)

Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)

Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)

Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)

Fidelity VIP Hedged Equity - Investor Class (3)	Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)

Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index - Initial Class (1)

Fidelity VIP Total Market Index – Initial Class (1)	Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index – Initial Class (1)

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio – Class I (1)	Morgan Stanley VIF Global Strategist Portfolio - Class II (1)

Lazard Retirement Emerging Markets Equity Portfolio – Investor (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery SMID Cap Growth - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	PIMCO Commodity Real Return Strategy Portfolio – Administrative (1)	PIMCO Low Duration Portfolio - Administrative (1)

PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)

Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024

(2) Statement of operations for the period January 1, 2024 to June 7, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)

(3) Statement of operations and statement of changes in net assets for the period May 1, 2025 (commencement of operations) through December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

87	Annual Report

confirmation of investments owned as of December 31, 2025 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2026

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

88	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N. NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2025, 2024 and 2023

Report of Independent Auditors

To the Management and Board of Directors of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive income, of stockholder’s equity and of cash flows for the years then ended, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for long-duration insurance and annuity contracts in 2025.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

1

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2026

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31, 2025	December 31, 2024 (As Restated)
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $2,052,202 in 2025 and $1,534,304 in 2024)	$2,066,803	$1,488,171
Equity securities	85	99
Other invested assets	1,882	—
Other investments	—	106
Policy loans	1,191	1,305

Total Investments	2,069,961	1,489,681

Cash and cash equivalents	246,524	205,897
Restricted cash and cash equivalents	—	34,742
Accrued investment income	25,207	17,873
Reinsurance deposit and receivables	1,345,686	797,065
Income taxes receivable	11,647	15,439
Other assets	17,224	17,123
Net deferred tax asset	71,060	64,231
Deferred policy acquisition costs	65,505	66,420
Market risk benefit asset	47,519	45,017
Separate account assets	55,424,671	49,277,696

Total Assets	$59,325,004	$52,031,184

LIABILITIES
Liability for future policy benefits	$787,790	$829,458
Contract holder deposit funds	773,293	184,017
Market risk benefit liability	47,633	58,394
Funds withheld payable	987,553	406,882
Other liabilities and accrued expenses	70,020	91,730
Payable to parent and affiliates, net	14,378	16,471
Separate account liabilities	55,424,671	49,277,696

Total Liabilities	58,105,338	50,864,648

Commitments and contingencies (Note 16)

STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	11,744	(34,475)
Retained earnings	1,133,544	1,126,505

Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,219,666	1,166,408
Noncontrolling interest	—	128

Total stockholder’s equity	1,219,666	1,166,536

Total Liabilities and Stockholder’s Equity	$59,325,004	$52,031,184

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Revenues
Fees charged to contract holders	$147,282	$141,622	$126,024
Net investment income	51,495	51,504	54,931
Fund administration fees (1)	61,624	62,249	56,475
Premiums and other, net	25,642	7,497	5,272
Net realized investment (losses) gains:
Net realized investment (losses) on sales (2)	(4,354)	(4,888)	(28,306)
Net realized gain (losses) on funds withheld embedded derivative	(17,630)	4,359	(28,731)

Total net realized investment (losses) gains	(21,984)	(529)	(57,037)

Total revenues	$264,059	$262,343	$185,665

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	153,230	111,482	97,716
Contract and policy benefits and expenses (2)	8,272	18,347	51,476
Liability for future policy benefits remeasurement (gain)	(6,658)	(10,779)	(26,846)
Market risk benefit remeasurement loss (gain)	461	3,145	(2,687)
Other expenses	262	421	422

Total benefits and expenses	155,567	122,616	120,081
Income before income taxes	108,492	139,727	65,584
Income tax expense	(3,440)	(21,460)	5,213

Net Income	111,932	161,187	60,371
Less: Net (loss) gain attributable to noncontrolling interest	(107)	(5)	53

Net income attributable to Fidelity Investments Life Insurance Company	$112,039	$161,192	$60,318

Other comprehensive income (loss), before tax:
Net unrealized holding gains (losses) during the period	$56,391	$390	$60,042
Reclassification adjustment for net realized losses included in net income	4,341	4,843	28,306
Changes in the discount rate on the liability for future policy benefits	(3,716)	(1,186)	(1,369)
Changes in credit risk on market risk benefits	1,664	1,703	4,853
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(12,462)	(1,209)	(19,487)

Other comprehensive income (loss), net of tax	46,218	4,541	72,345

Comprehensive income (loss)	158,150	165,728	132,716
Less: Comprehensive loss attributable to noncontrolling interest	(107)	(5)	53

Comprehensive income attributable to Fidelity Investments Life Insurance Company	$158,257	$165,733	$132,663

(1)	Includes affiliated company transactions (Note 13)
(2)	Includes affiliated company reinsurance transactions (Note 15)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2025, 2024, and 2023

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity

Balance at December 31, 2022	$3,000	$71,378	$(107,744)	$1,074,536	$80	$1,041,250

Cumulative effect of adoption of accounting changes	—	—	(3,615)	5,459	—	1,844

Balance at December 31, 2022 (Restated)	$3,000	$71,378	$(111,359)	$1,079,995	$80	$1,043,094

Comprehensive income:
Net Income	—	—	—	60,318	53	60,371
Other Comprehensive income	—	—	68,859	—	—	68,859
Changes in discount rate on the liability for future policy benefits	—	—	(1,369)	—	—	(1,369)
Changes in credit risk on market risk benefits	—	—	4,853	—	—	4,853
Dividend paid to parent	—	—	—	(75,000)	—	(75,000)

Balance at December 31, 2023 (Restated)	$3,000	$71,378	$(39,016)	$1,065,313	$133	$1,100,808

Comprehensive income:
Net Income	—	—	—	161,192	(5)	161,187
Other Comprehensive income	—	—	4,024	—	—	4,024
Changes in discount rate on the liability for future policy benefits	—	—	(1,186)	—	—	(1,186)
Changes in credit risk on market risk benefits	—	—	1,703	—	—	1,703
Dividend paid to parent	—	—	—	(100,000)	—	(100,000)

Balance at December 31, 2024 (Restated)	$3,000	$71,378	$(34,475)	$1,126,505	$128	$1,166,536

Comprehensive income:
Net Income	—	—	—	112,039	(107)	111,932
Other Comprehensive income	—	—	48,271	—	—	48,271
Changes in discount rate on the liability for future policy benefits	—	—	(3,716)	—	—	(3,716)
Changes in credit risk on market risk benefits	—	—	1,664	—	—	1,664
Dividend paid to parent	—	—	—	(105,000)	—	(105,000)
Other distributions	—	—	—	—	(21)	(21)

Balance at December 31, 2025	$3,000	$71,378	$11,744	$1,133,544	$—	$1,219,666

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Cash flows provided by (used in) operating activities:
Net income	$111,932	$161,187	$60,371
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	908	1,966	5,603
Net realized investment losses	4,354	4,888	28,306
Net realized investment losses (gains) on funds withheld embedded derivative	17,630	(4,359)	28,731
(Benefit)/provision for deferred taxes	(19,291)	(2,586)	6,640
Deferred policy acquisition costs, net	915	1,076	1,732
Equity loss from investee company	107	72	105
Changes in assets and liabilities:
Accrued investment income	(7,334)	(233)	(1,079)
Funds withheld	562,614	13,177	1,068
Market risk benefits, net	(11,600)	7,892	(74,362)
Liability for future policy benefits, net	43,749	37,524	46,546
Reinsurance deposit and receivables	36,075	55,894	95,402
Payable to parent and affiliates, net	(2,094)	10,104	(3,473)
Income taxes	3,796	(54,320)	(14,449)
Other assets and other liabilities, net	(21,833)	11,687	3,679

Net cash provided by operating activities	719,928	243,969	184,820

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(1,086,901)	(399,049)	(616,294)
Purchase of equity securities	(28)	(52)	—
Proceeds from sales of debt securities	432,997	348,425	575,513
Proceeds from maturities and calls of debt securities	131,209	89,685	76,637
Change in policy loans	114	196	211

Net cash (used for) provided by investing activities	(522,609)	39,205	36,067

Cash flows provided by (used for) financing activities:
Deposits credited to fixed and variable annuity contracts	1,814,451	1,795,510	1,326,591
Net transfers from separate accounts	1,164,984	1,102,891	1,440,092
Withdrawals from variable annuity contracts	(3,064,903)	(2,943,043)	(2,822,566)
Withdrawals from fixed annuity contracts	(966)	(81,076)	(81,336)
Dividend paid to parent	(105,000)	(100,000)	(75,000)

Net cash provided by (used for) financing activities	(191,434)	(225,718)	(212,219)

Net increase in cash and cash equivalents	5,885	57,456	8,668
Cash and cash equivalents:
Beginning of year	240,639	183,183	174,515

End of year	$246,524	$240,639	$183,183

Supplemental disclosure of cash flow for non-cash transactions
Assets deposited for funds withheld account	$—	$—	$(384,544)
Reinsurance deposit and receivables under funds withheld	$—	$—	$375,535

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of Fidelity Management Research LLC (“FMR LLC”).

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds (Initial Class), the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods from ten to thirty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Effective January 1, 2025, the Company adopted Accounting Standard Update (“ASU”) 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”) which provides new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and requires additional disclosures including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

Adoption of Long Duration Targeted Improvements

The Company adopted LDTI effective January 1, 2025 with a transition date of January 1, 2023. The Company elected the modified retrospective basis for the liability for future policy benefits, deferred acquisition costs and related balances where permitted, and market risk benefits applied a retrospective transition approach as required. As a result of applying the guidance, results for 2024 and 2023 have been restated under the LDTI guidance.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company recorded a cumulative effect adjustment of $5,459 as an increase to retained earnings and a cumulative effect adjustment of $3,615 as a decrease to accumulated other comprehensive income (“AOCI”) as of January 1, 2023, as shown below.

	Retained Earnings	Accumulated Other Comprehensive Income (AOCI)

Deferred Acquisition Costs
Adjustment for unrealized gains and other	$(7,919)	$(2,949)
Reinsurance Receivables
Adjustment under the modified retrospective approach	98,888	—
Effect of remeasurement using current discount rate	—	41,144
Liability for Future Policy Benefits
Adjustment under the modified retrospective approach	(8,743)	—
Effect of remeasurement using current discount rate	—	(30,715)
Market Risk Benefits
Adjustment under the retrospective approach	(74,349)	—
Adjustment for own credit risk	—	(12,056)
Other Assets	(1,092)	—
Sub-total	7,877	(4,576)
Tax	1,326	(961)

Total	$6,551	$(3,615)

The following details the transition adjustment to reconcile the ending asset or liability balances as of December 31, 2022, to the opening balance as of January 1, 2023 which is the earliest period presented within the financial statements for those balances impacted by LDTI with the associated disaggregated disclosure requirements.

Deferred Acquisition Costs

	Variable Annuities	Term and Other	Total

Balance as of December 31, 2022	$71,639	$8,457	$80,096
Adjustment for unrealized gains and other	(4,779)	(6,088)	(10,867)

Balance as of January 1, 2023	$66,860	$2,369	$69,229

Upon the adoption of LDTI for deferred acquisition costs, an adjustment to the opening balance of AOCI was recorded related to the reversal of unrealized gains and losses on investments and an adjustment to the opening balance of retained earnings for legacy balances.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

Total
Balance as of December 31, 2022	$397,772
Adjustment for modified retrospective approach	16,697
Effect of remeasurement at the current discount rate	41,144
Adjustment for reinsured market risk benefits	82,191

Balance as of January 1, 2023	$537,804

Reinsurance receivables are measured in a manner consistent with the underlying reinsured contracts. Reinsurance receivables was updated to reflect certain cash flow assumptions updates as an adjustment to the opening balance of retained earnings upon adoption of LDTI. Remeasurement of the reinsurance receivable at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI. The valuation of reinsured market risk benefits was reflected as an adjustment to the opening balance of retained earnings.

Liability for Future Policy Benefits

	Payout Annuities	Term and Other	Total

Balance as of December 31, 2022	$512,426	$50,807	$563,233
Adjustment for modified retrospective approach	(70,978)	(12,695)	$(83,673)
Reclassification from contract holder deposit funds	367,122	—	$367,122
Effect of remeasurement at the current discount rate	31,376	(660)	$30,716

Balance as of January 1, 2023	$839,946	$37,452	$877,398

Reconciling Items:
Deferred profit liability	$92,416	$—	$92,416

Balance as of January 1, 2023	$932,362	$37,452	$969,814

The impact of updating certain cash flow assumptions and measuring the liability for future policy benefits at the issue-year cohort level was reflected as an adjustment to the opening balance of retained earnings upon adoption of LDTI. The remeasurement of the liability at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI. In addition, the Company reclassified the fixed portion of certain life contingent income annuity products that was previously included in contract holder deposit funds to the Liability for future policy benefits upon adoption of LDTI.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Market Risk Benefits (“MRB”)

Variable Annuities
Balance as of December 31, 2022	$—
Adjustments for credit risk	12,056
Adjustment for remeasurement as MRB	74,349

Balance as of January 1, 2023	$86,405

The valuation of contracts as MRBs was reflected as an adjustment to the opening balance of retained earnings (exclusive of credit risk changes). The cumulative effect of changes in the Company’s own credit risk between the original contract issue date and the transition date was recorded as an adjustment to AOCI.

The following tables presents amounts previously reported in 2024 and 2023, the effect on the amounts from adopting LDTI and the restated amounts for impacted line items reflected in the consolidated financial statements.

Consolidated Balance Sheets

	As of December 31, 2024
(Impacted Lines Only)	As Originally Reported	Effect of Adopting LDTI	As Restated

Assets
Deferred policy acquisition costs	$79,281	$(12,861)	$66,420
Reinsurance deposit and receivables	741,199	55,866	797,065
Net deferred tax asset	63,813	401	64,214
Income taxes receivable	12,654	2,785	15,439
Market risk benefit asset	—	45,017	45,017
Other assets	19,171	(2,046)	17,125

Total Assets	$51,942,007	$89,177	$52,031,184

Liabilities
Liability for future policy benefits	$487,110	$342,348	$829,458
Contract holder deposit funds	496,937	(312,920)	184,017
Market risk benefit liability	—	58,394	58,394

Total Liabilities	$50,776,826	$87,822	$50,864,648

Stockholder’s Equity
Accumulated other comprehensive (loss) income	$(35,564)	$1,089	$(34,475)
Retained earnings	1,126,239	266	1,126,505

Total Stockholder’s Equity	1,165,179	1,357	1,166,536

Total Liabilities and Stockholder’s equity	$51,942,007	$89,177	$52,031,184

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Statements of Comprehensive Income

	For the years ended December 31,
	2024			2023

(Impacted Lines Only)	As Originally Reported	Effect of Adopting LDTI	As Restated	As Originally Reported	Effect of Adopting LDTI	As Restated

Revenues
Interest on reinsurance deposit	$13,360	$(13,360)	$—	$13,327	$(13,327)	$—
Premiums and other, net	5,206	2,291	7,497	4,051	1,221	5,272

Total revenues	$273,412	$(11,069)	$262,343	$197,771	$(12,106)	$185,665

Benefits and Expenses
Underwriting, acquisition and insurance expenses	109,769	1,713	111,482	95,480	2,236	97,716
Contract and policy benefits and expenses	19,571	(1,224)	18,347	30,194	21,282	51,476
Liability for future policy benefits remeasurement (gain) loss	—	(10,779)	(10,779)	—	(26,846)	(26,846)
Market risk benefit remeasurement (gain) loss	—	3,145	3,145	—	(2,687)	(2,687)

Total benefits and expenses	129,761	(7,145)	122,616	126,098	(6,017)	120,081
Income before income taxes	143,651	(3,924)	139,727	71,673	(6,089)	65,584
Income tax expense	(17,884)	(3,576)	(21,460)	6,457	(1,244)	5,213

Net Income	$161,535	$(348)	$161,187	$65,216	$(4,845)	$60,371

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	$(63)	$453	$390	$58,539	$1,503	$60,042
Changes in discount rate on the liability for future policy benefits	—	(1,186)	(1,186)	—	(1,369)	(1,369)
Changes in credit risk on market risk benefits	—	1,703	1,703	—	(4,853)	(4,853)
(Provision) benefit for income taxes related to items of other comprehensive (loss) income	(1,005)	(204)	(1,209)	(18,440)	(1,047)	(19,487)

Other comprehensive income (loss), net of tax	3,770	766	4,536	68,405	3,940	72,345

Comprehensive Income (Loss)	$165,310	$418	$165,728	$133,568	$(852)	$132,716

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Statements of Cash Flows

	For the years ended December 31,
	2024			2023

(Impacted Lines Only)	As Originally Reported*	Effect of Adopting LDTI	As Restated	As Originally Reported	Effect of Adopting LDTI	As Restated

Cash flows provided by (used for) operating activities:
Net Income	$161,535	$(348)	$161,187	$65,216	$(4,845)	$60,371
Adjustments to reconcile net income to cash provided by operating activities:
Provision (benefit) for deferred taxes	(1,785)	(801)	(2,586)	7,874	(1,234)	6,640
Change in assets and liabilities:
Deferred policy acquisition costs, net of amortization	(635)	1,711	1,076	(505)	2,237	1,732
Market risk benefits remeasurement gain or loss, net	—	7,892	7,892	—	(74,362)	(74,362)
Liability for future policy benefits, net	39,579	(2,055)	37,524	47,054	(508)	46,546
Reinsurance deposit and receivables	60,035	(4,141)	55,894	17,118	78,284	95,402
Income taxes payable	(51,543)	(2,777)	(54,320)	(14,442)	(7)	(14,449)
Other assets and other liabilities, net	16,165	519	16,684	3,244	435	3,679

Net cash provided by operating activities	$243,969	$—	$243,969	$184,820	$—	$184,820

*	Certain prior year balances have been reclassified to conform to the current year presentation.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment. Impairment related to credit losses on available-for-sale investments is recorded in the consolidated

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued):

statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of AOCI. The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment loss in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Equity securities include common stock which is reported at fair value where changes in fair value is reflected in net realized investment gains and (losses).

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $224,057 and $166,361 at December 31, 2025, and 2024, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $11,416 and $14,355 at December 31, 2025, and 2024, respectively.

Other Invested Assets

Other invested assets includes interests in a limited partnership which is accounted for using the equity method where the Company records its share of income or loss as indicated by the NAV in the financial statements of the investment fund.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other expenses in the consolidated statements of comprehensive income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Reinsurance expense allowances are recognized when earned.

Liability for Future Policy Benefits

The liability for future policy benefits (“LFPB”) represents the present value of expected future benefit payments to policyholders and related expenses less the present value of the net premiums for fixed income annuities with life contingency (limited-payment contracts or payout annuities) and term life insurance. Net premiums represent the net portion of gross premiums required to fund future benefit payments and are calculated using a net premium ratio. The reserves are computed using certain assumptions related to the discount rate and policyholder behavior including mortality and lapse which are based on the Company’s experience, industry results, emerging trends and future expectations. For purposes of the liability measurement, contracts are grouped into cohorts based primarily on issue year and product type.

Cash flow assumptions are established at contract issuance and incorporated in the calculation of the cohort’s net premium ratio. The net premium ratio and liability for future policy benefits are updated retrospectively for actual experience, whereas future cash flow assumptions are reviewed annually and updated if required or more frequently if actual experience suggests a revision is necessary. The Company locks in expense assumptions at issuance for each cohort.

The updated net premium ratio is used to compute a revised liability for future policy benefits at the beginning of the period, discounted using the same rate at contract issuance, and is then compared to the carrying amount of the liability as of that same date to determine the current period remeasurement gain or loss. The remeasurement gain or loss is recorded through current period earnings in “Liability for future policy benefits remeasurement gains (losses)” in the consolidated statements of comprehensive income.

If net premiums exceed gross premiums, the net premium ratio is capped at 100% by increasing the corresponding liability and recording a loss in the consolidated statements of comprehensive income. In addition, the liability is never recorded at an amount less than zero for the cohort.

The discount rate is based on the assumed investment yield for contracts issued prior to January 1, 2023, unless there was a historical loss recognition that required premium deficiency reserves to be established with an updated discount rate. For contracts issued after January 1, 2023, the discount rate is based on the upper-medium grade fixed income instrument yield for which the Company used a corporate single A rate matched to the underlying duration of the insurance liability and has maximized the use of observable market data where available. The definition of upper-medium grade is based on Moody’s definition which includes the spectrum of A (i.e., A- to A+). The discount rate for each cohort is locked-in for the purposes of interest accretion expense. However, the liability is remeasured using the current single A rate at each reporting period with the effect on the liability resulting from the update recorded in “Changes in discount rate on the liability for future policy benefits” as a component of AOCI.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Liability for Future Policy Benefits (continued):

In addition, for limited-payment contracts, the liability for future policy benefits also includes a deferred profit liability (“DPL”) representing gross premiums received in excess of net premiums. The DPL is recognized in the liability for future policy benefits and is amortized into income in relation to benefit payments for annuity contracts. When the premium ratio for the corresponding liability for future policy benefits liability is revised, the DPL is retrospectively recalculated from contract issuance to the current reporting period with the revised DPL at the beginning of the period recorded through “Liability for future policy benefits liability remeasurement gains and (losses)” in the consolidated statements of comprehensive income.

Market Risk Benefits

Market risk benefits (“MRB”) represents contracts or contract features that provide protection to the contract holder and exposes the Company to other than nominal capital market risk. The Company provides guaranteed minimum death and withdrawal benefit guarantees contained in variable annuity contracts. These benefits are accounted for using a fair value measurement framework. Market risk benefits in an asset position are presented separately from those in a liability position as there is no legal right of offset between contracts. The fair value of market risk benefits is calculated as the present value of expected future benefit payments to contract holders less the present value of expected future fees attributable to the market risk benefits. Changes in the fair value of market risk benefits are recorded in net income, in “Market risk benefit remeasurement gain or (loss),” in the Consolidated Statements of Comprehensive Income except for the portion of the change attributable to changes in the Company’s credit risk which is recorded in AOCI.

Contract Holder Deposit Funds

Contract holder deposits consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, fixed deferred annuity and for fixed income annuities with no life contingencies. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company records reinsurance receivables in a manner consistent with the direct contract.

For limited-payment contracts and term life insurance, the Company applies a net premium ratio to measure the reinsurance receivables and groups cohorts consistent with the underlying reinsured contracts. The reinsurance receivable is remeasured using the current single A rate at each reporting period with the effect on the reinsurance receivable resulting from the update recorded in “Changes in discount rate on the liability for future policy benefits” as a component of AOCI. For reinsurance of limited-payment contracts, the Company establishes a cost of reinsurance asset related to the direct DPL which is recognized in “Reinsurance deposit and receivables” in the consolidated balance sheets and is amortized into income using the same methodology and assumptions to amortize the direct DPL.

The Company reinsures certain guaranteed minimum death benefit and guaranteed minimum withdrawal benefit guarantees contained in variable annuity contracts which are MRBs. Reinsurance receivables for MRBs are recognized in a manner consistent with the underlying direct liabilities and measured at fair value which is

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued):

recorded in net income in “Market risk benefits remeasurement gain or loss,” in the consolidated statements of comprehensive income inclusive the portion of the change attributable to changes in the reinsurer’s credit risk.

The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.

Funds Withheld

The Company entered into a coinsurance with funds withheld reinsurance agreement under which the Company withholds the funds rather than transferring the underlying investments to the reinsurer. The funds withheld liability represents the amount of assets withheld by the Company in accordance with the terms of the reinsurance agreement. The assets in the funds withheld account are required to remain at a value sufficient to support the policy benefit liabilities reinsured on a statutory basis. While the Company legally owns the assets in the funds withheld account and managed in accordance with guidelines to ensure investment risk is appropriately managed, the economic benefits of the funds withheld assets are transferred to the reinsurer.

Embedded Derivative

The funds withheld payable contains an embedded derivative that is considered a total return swap as the Company is obligated to pay the total return on the funds withheld assets. The embedded derivative is carried at fair value which is based on the fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of comprehensive income. The fair value of the embedded derivative is classified based on valuation methods used for the assets held supporting the reinsurance agreement.

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 13 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.

The Company amortizes deferred policy acquisition costs (“DAC”) by grouping contracts into cohorts based on issue year and product type consistent with the groupings used in estimating the related liabilities for contracts and amortize on a constant-level basis over the expected lifetime of the policy. The Company uses a measure as a basis for amortization that will result in a constant level amortization pattern for the expected life of the contract. Life insurance contracts are amortized in proportion to the face amount in-force. Fixed deferred annuities are amortized in proportion to the initial premium deposit. Variable deferred and variable payout annuities are amortized in proportion to policy count. Fixed payout annuities are amortized in proportion to the benefit payments.

If actual contract terminations differ from expectations, the amortization pattern is adjusted on a prospective basis. The Company uses various assumptions, estimates and judgments about the future which could impact inforce policies and policy counts. The primary assumptions are mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders) which are consistent with those used in estimating the liability for future policy benefits. These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.

An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2025, 2024, or 2023.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income taxes (continued):

basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Adoption of Accounting Pronouncements

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The Company adopted the guidance effective January 1, 2025 using the prospective method. Adoption resulted in additional disclosures in the Notes to the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. LIABILITY FOR FUTURE POLICY BENEFITS:

The balances and changes in the present value for expected future policy benefits for payout annuities were as follows:

	Years ended December 31,

	2025	2024	2023

Present value of expected future policy benefits
Beginning balance	$709,098	$796,906	$841,762
Effect of changes in discount rate assumptions	(24,980)	(49,021)	(31,376)

Beginning balance at original discount rate	684,118	747,885	810,386

Effect of changes in cash flow assumptions	(10,538)	(1,772)	(2,154)
Effect of actual experience to expected experience	(4,146)	(5,387)	(774)

Adjusted balance	669,434	740,726	807,459

Issuances	5,444	2,319	3,617
Interest accrual	35,980	38,292	40,314
Benefit payments	(92,670)	(97,219)	(103,504)

Ending balance at original discount rate	618,188	684,118	747,885

Effect of changes in discount rate assumptions	39,104	24,980	49,021

Ending balance	$657,292	$709,098	$796,906

Net liability for future policy benefits	657,292	709,098	796,906
Less: Reinsurance recoverable	572,352	621,074	699,031

Net liability for future policy benefits after reinsurance recoverable	$84,940	$88,024	$97,875

Weighted-average liability duration (in years)	5.7	5.9	6.3
Weighted-average interest accretion rate	5.7%	5.5%	5.3%
Weighted-average current discount rate	5.0%	5.4%	4.9%

	For Years ended December 31,

	2025	2024	2023

Expected future benefit payments - undiscounted	$920,010	$1,034,535	$1,140,549
Expected future gross premiums - undiscounted	—	—	—
Expected future benefit payments - discounted (current)	$657,292	$709,098	$796,906
Expected future gross premiums - discounted (current)	—	—	—

The Company updated actuarial assumptions during 2025, 2024 and 2023, respectively. The impact of changes in cash flow assumptions and actual versus expected experience resulted in a $14,684 decrease, $7,159 decrease, and $2,928 decrease in the LFPB for 2025, 2024 and 2023, respectively due to favorable updates to mortality assumptions.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. LIABILITY FOR FUTURE POLICY BENEFITS (CONTINUED):

The amount of gross premiums or assessments and interest expense was as follows:

	Gross Premiums or Assessments			Interest Expense
	Years ended December 31,			Years ended December 31,

	2025	2024	2023	2025	2024	2023

Payout Annuities	$5,444	$2,319	$3,617	$35,980	$38,292	$40,314

Total	$5,444	$2,319	$3,617	$35,980	$38,292	$40,314

The following summarizes the liability for future policy benefits reported in the consolidated balance sheets:

	December 31,

	2025	2024

Payout Annuities	$657,292	$709,098
Reconciling items:
Deferred profit liability	92,088	87,904
Life insurance and Other	38,410	32,456

Liability for Future Policy Benefits	$787,790	$829,458

4. CONTRACT HOLDER DEPOSIT FUNDS:

Contract holder deposit funds include policyholder account balances related to contracts without significant insurance risk and investment contracts.

The balances and changes in contract holder deposit funds for deferred annuities were as follows:

	Year ended December 31,

	2025	2024	2023

Beginning balance	$181,183	$159,939	$186,426
Issuances and premiums	585,062	39,528	62
Surrenders and withdrawals	(12,407)	(14,251)	(25,826)
Benefit Payments	(2,664)	(3,293)	(2,861)
Net transfers from (to) separate account, other	(1,907)	(5,721)	(3,643)
Interest credited	22,185	4,981	5,781

Ending Balance	$771,452	$181,183	$159,939

Weighted-average credited rate	4.5%	3.6%	3.4%
Net amount at risk	$157,104	$168,189	$185,802
Cash Surrender Value	$747,970	$178,523	$159,939

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. CONTRACT HOLDER DEPOSIT FUNDS (CONTINUED):

The account balances by range of guaranteed minimum interest crediting rate (“GMIR”) and the related range of difference between the rates credited to policyholders and the respective GMIR for deferred annuities were as follows:

December 31, 2025

Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50 basis points above	51 to 150 basis points above	Greater than 150 basis points above	Total

Less than 2%	$—	$75	$1	$—	$76
2% to 4%	124,431	6,327	13,721	626,897	771,376
Greater than 4%	—	—	—	—	—

Total	$124,431	$6,402	$13,722	$626,897	$771,452

December 31, 2024

Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50 basis points above	51 to 150 basis points above	Greater than 150 basis points above	Total

Less than 2%	$—	$94	$2	$—	$96
2% to 4%	134,813	6,732	843	38,699	181,087
Greater than 4%	—	—	—	—	—

Total	$134,813	$6,826	$845	$38,699	$181,183

The following tables summarize the amounts reported in the consolidated balance sheets:

	December 31

	2025	2024

Deferred annuities	$771,452	$181,183
Reconciling item:
Other	1,841	2,834

Contract holder deposit funds	$773,293	$184,017

5. MARKET RISK BENEFITS:

The Company has certain variable annuity contracts with a guaranteed minimum death benefit (“GMDB”) feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. MARKET RISK BENEFITS (CONTINUED):

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit (“GMWB”) feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

Contracts or contract features such as GMDB and GMWB that provide protection to the policyholder from and expose the Company to other-than-nominal capital market risk are classified as MRB. MRBs are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The Company uses a non-option valuation model for calculating the fair value of the MRBs where key assumptions are market assumptions such as equity market returns, interest rate levels, market volatility, mortality and policyholder behavior assumptions such as lapse, rider utilization and withdrawal patterns. Risk margins are included in the mortality and policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment.

MRBs are valued using models that incorporate a spread reflecting the Company’s own credit risk (i.e. non-performance risk). The assumption for the Company’s own credit risk for MRBs is based on a standard index for credit default swaps (“CDX) as the basis for calculating the instrument specific credit risk which is an observable input as the Company has no debt in the market. The Company may adjust the CDX spreads based on actuarial judgement and analysis, such as benchmarking to a group of peer companies’ spreads to the CDX. Increases (decreases) in the Company’s own credit risk, which impacts the rates used to discount future cash flows, could lead to favorable (unfavorable) changes in the fair value of the MRBs. The Company uses risk-neutral scenarios to project the change in the value of the associated account value and the discount rate used in the discounted future cash flows valuation. Changes in various assumptions such as the amount of claims, market volatility, mortality rates, lapse rates or utilization rate assumptions could cause a favorable (unfavorable) change in the fair value of the MRBs.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. MARKET RISK BENEFITS (CONTINUED):

The balances and changes in the net market risk benefit liability were as follows:

	Year ended December 31,

	2025	2024	2023

Beginning balance	$13,377	$7,189	$86,404
Effect of changes in own credit risk	(5,499)	(7,202)	(12,055)

Beginning balance before changes in own credit risk	7,878	(13)	74,349
Interest accrual	663	201	4,733
Benefit payments	12,635	13,316	12,219
Effect of changes in interest rates and equity markets	(22,841)	604	(85,977)
Effect of changes in other future expected assumptions	(2,057)	(6,230)	(5,337)

Ending balance before changes in own credit risk	(3,722)	7,878	(13)
Effect of changes in own credit risk	3,836	5,499	7,202

Ending balance	114	13,377	7,189
Less reinsurance recoverable	3,201	15,262	10,516

Ending balance, net of reinsurance recoverable	$(3,087)	$(1,885)	$(3,327)

Net amount at risk [1]
GMWB	763,417	1,521,107	3,996,184
GMDB	75,706	81,482	105,009
Attained Age [2]
GMWB	82	81	80
GMDB	74	74	73

1 For GMWB, defined as the GMWB Benefit Base less the Account Value, floored at 0

For GMDB, defined as the GMDB Benefit (ROP or Ratchet) less the Account Value, floored at 0

2 Weighted average attained age of contract holders in years, weighted by account value

The following table summarizes the MRB amounts reported in the consolidated balance sheets as of December 31:

	2025			2024

	Asset	Liability	Net Asset (Liability)	Asset	Liability	Net Asset (Liability)

Variable Annuities	$47,519	$47,633	$(114)	$45,017	$58,394	$(13,377)

Total	$47,519	$47,633	$(114)	$45,017	$58,394	$(13,377)

Market risk benefits are measured at fair value on a recurring basis and reflected in Level 3 as either an asset or liability. The key assumptions for calculating MRBs include market, discount rate and policyholder behavior. The assumptions are based on a combination of historical data and actuarial assumptions. Risk margins are included in mortality and policyholder behavior assumptions. In addition, MRBs reflect a spread to reflect the Company’s own credit-risk.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. MARKET RISK BENEFITS (CONTINUED):

The fair value measurement of MRBs uses certain significant unobservable inputs as follows:

	December 31,

	2025		2024

	Range of Inputs	Weighted Average	Range of Inputs	Weighted Average

Equity market volatility (1)	13.4% - 33.7%	22.2%	11.5% - 37.9%	22.0%
Discount rate (2)	(2.8%) - 17.6%	5.9%	(2.3%) - 26.9%	5.7%
Own credit risk	0.7%	0.7%	0.7%	0.7%
Lapse rate	3.8% - 5.4%	4.9%	4.4% - 6.0%	5.5%
Mortality rate	.01% - 27.2%	3.0%	.02% - 22.3%	2.4%

(1) Equity market volatility represents the estimated annualized variability of equity returns based on risk-neutral scenarios. For each equity index, scenario-level average annualized volatilities are calculated over projection horizon across the full set risk-neutral scenarios. Index-level ranges reflect the minimum and maximum of these scenario-level averages, and index-level weighted averages represent the simple average across scenarios. The final disclosed ranges and weighted-average equity volatility are determined by aggregating the index-level results across equity indices, weighted by the associated account value exposure.

(2) Discount rate assumptions represent risk-free interest rates derived from risk-neutral scenarios. The range of inputs reflects the minimum and maximum of scenario-level average annual discount rates across the full set of risk-neutral scenarios over the projection horizon. The weighted-average discount rate represents the simple average of the scenario-level average annual rates.

6. SEPARATE ACCOUNTS:

The balances and changes in variable annuities separate account liabilities for the years ended December 31, are as follows:

	For the Years Ended December 31,

	2025	2024	2023

Beginning balance	$49,227,835	$43,179,351	$37,744,847
Premiums and deposits	1,816,531	1,796,348	1,326,142
Policy charges	(146,290)	(140,687)	(124,231)
Surrenders and withdrawals	(2,504,712)	(2,477,813)	(2,402,950)
Benefit payments	(472,568)	(422,227)	(363,224)
Investment performance	7,482,674	7,300,930	7,008,133
Net transfers (to) general account and other	(35,303)	(8,067)	(9,366)

Ending balance	$55,368,167	$49,227,835	$43,179,625

Cash Surrender Value	$54,545,651	$48,418,904	$42,402,941

There were no transfers of assets, other than cash, from the general account to a separate account; therefore, no gains or losses were recorded for the years ended December 31, 2025, 2024, and 2023.

The Company has certain variable annuity products with guaranteed minimum death benefit or guaranteed minimum withdrawal benefit feature that is classified as MRB. The MRB is valued and presented separately from the related separate accounts balances. Refer to Note 5, Market Risk Benefits.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. SEPARATE ACCOUNTS (CONTINUED):

The following table summarizes the separate account amounts reported in the consolidated balance sheets:

	As of December 31,

	2025	2024

Variable Annuities	$55,368,167	$49,227,835
Reconciling item:
Variable Life	56,504	49,861

Total	$55,424,671	$49,277,696

The aggregate fair value of assets, by investment asset category, supporting the variable annuities separate accounts is as follows:

	As of December 31,

	2025	2024

Mutual Funds
Equity	$36,983,100	$32,755,358
Fixed Income	4,318,181	3,965,322
Asset Allocation	9,981,691	8,951,975
Money Market	4,085,195	3,555,180

Total	$55,368,167	$49,227,835

7. DEFERRED ACQUISITION COSTS:

The balances and changes in variable annuities DAC were as follows for the years ended December 31:

	2025	2024	2023

Beginning balance	$62,798	$64,612	$66,860
Capitalization	2,958	3,364	2,935
Amortization	(5,224)	(5,178)	(5,183)

Ending Balance	$60,532	$62,798	$64,612

The following table summarizes the DAC amounts reported in the consolidated balance sheets:

	December 31,

	2025	2024

Variable Annuities	$60,532	$62,798
Reconciling items:
Term and other	4,973	3,622

Total	$65,505	$66,420

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,

	2025	2024	2023

Debt securities	$49,810	$47,383	$52,784
Cash and cash equivalents	8,137	5,469	4,540
Other invested assets	127	—	—
Other income	(1,325)	725	1,205

Total investment income	56,749	53,577	58,529
Less: investment expenses	5,254	2,073	3,598

Net investment income	$51,495	$51,504	$54,931

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,

	2025	2024	2023

Debt securities:
Gross realized gains	$3,794	$3,618	$636
Gross realized losses	(8,135)	(8,461)	(28,942)
Equity securities:
Gross realized gains (losses)	(1)	—	—

Total realized investment gains	(4,342)	(4,843)	(28,306)

Gross realized losses from changes in fair value of equity securities was ($12), ($45), and $0 for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company recorded realized investment losses as a result of impairments of $0, $0, and $231 for 2025, 2024 and 2023, respectively. The Company recorded debt securities of $0, $0, and $16 that were non-income producing for 2025, 2024 and 2023, respectively. Interest foregone by non-income producing securities was $0, $0, and $16 for 2025, 2024, and 2023, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2025 were as follows:

	2025

	Less than twelve months			Twelve months or more			Total

	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$33,401	$(119)	7	$38,183	$(1,529)	7	$71,584	$(1,648)	14
State and political subdivisions	—	—	—	1,263	(202)	5	1,263	(202)	5
Corporate debt securities	89,267	(1,024)	43	410,151	(20,248)	294	499,418	(21,272)	337
Mortgage and asset backed securities	27,787	(57)	14	29	(3)	1	27,816	(60)	15

Total	$150,455	$(1,200)	64	$449,626	$(21,982)	307	$600,081	$(23,182)	371

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	0	0	0	0	0	0	0	0	0
State and political subdivisions	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	6,284	(520)	57	11,695	(492)	84	17,979	(1,012)	141
Mortgage and asset backed securities	1,004	(2)	1	—	—	—	1,004	(2)	1

Total	$7,288	$(522)	$58	$11,695	$(492)	$84	$18,983	$(1,014)	$142

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2025. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 96% of amortized cost at December 31, 2025. Investments in below investment grade securities have an average fair value of 95% of amortized cost as of December 31, 2025.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2024, were as follows:

	2024

	Less than twelve months			Twelve months or more				Total

	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$181,959	$(4,400)	22	$47,704	$(4,654)	9	$229,663	$(9,054)	31
State and political subdivisions	—	—	—	1,234	(249)	5	1,234	(249)	5
Corporate debt securities	159,293	(2,591)	95	563,933	(44,656)	412	723,226	(47,247)	507
Mortgage and asset backed securities	11,183	(189)	12	30	(4)	1	11,213	(193)	13

Total	$352,435	$(7,180)	129	$612,901	$(49,563)	427	$965,336	$(56,743)	556

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	14,551	(206)	91	36,343	(2,741)	183	50,894	(2,947)	274
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—

Total	$14,551	$(206)	$91	$36,343	$(2,741)	$183	$50,894	$(2,947)	$274

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2024. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2024. Investments in below investment grade securities have an average fair value 94% of amortized cost as of December 31, 2024.

The allowance for credit losses was zero as of December 31, 2025 and 2024, respectively. There were no additions, write offs, and recoveries to the allowance for credit losses during 2025 and 2024.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2025, were as follows:

	December 31, 2025

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value

Debt securities:
U.S. Treasury and U.S. Government agency securities	$284,597	$2,322	$(1,696)	$—	$285,223
State and political subdivisions	1,464	—	(202)	—	1,262
Corporate and other debt securities	1,537,641	32,982	(22,191)	—	1,548,432
Mortgage and asset backed securities	228,500	3,493	(107)	—	231,886

Total debt securities	$2,052,202	$38,797	$(24,196)	$—	$2,066,803

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2024, were as follows:

	December 31, 2024

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value

Debt securities:
U.S. Treasury and U.S. Government agency securities	$266,199	$160	$(9,054)	$—	$257,305
State and political subdivisions	1,483	—	(249)	—	1,234
Corporate and other debt securities	1,186,093	11,760	(50,194)	—	1,147,659
Mortgage and asset backed securities	80,529	1,637	(193)	—	81,973

Total debt securities	$1,534,304	$13,557	$(59,690)	$—	$1,488,171

During 2025 and 2024, the Company recorded no impairments for the portion of non credit related losses in AOCI.

Proceeds from the sales of available-for-sale investments (excluding proceeds for calls and maturities) were $432,997, $348,425, and $575,513 for 2025, 2024, and 2023, respectively.

The amortized cost and fair value of debt securities at December 31, 2025, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2025

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$93,893	$93,463
Due after 1 year through 5 years	971,856	980,535
Due after 5 years through 10 years	556,945	559,861
Due after 10 years	201,008	201,058
Mortgage and asset backed securities	228,500	231,886

	$2,052,202	$2,066,803

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

At December 31, 2025, there were contractual investment commitments of $40,250. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities and the financial services industry.

At December 31, 2025, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,960 and $2,970 respectively. At December 31, 2024, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,845 and $2,863 respectively.

9. VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company did not provided cash funding payments for the years ended December 31, 2025, 2024, and 2023.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $0 and $34,742 as of December 31, 2025 and 2024, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the consolidated balance sheets.

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. VARIABLE INTEREST ENTITIES (CONTINUED):

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024, and 2023:

	December 31,

	2025	2024

Total Assets	$—	$3,539
Total Liabilities	—	3,406

Non controlling equity interest	$—	$133

	Years Ended December 31,

	2025	2024	2023
Total Revenues	$21	$1,538	$995
Total Expenses	(128)	(1,543)	(942)

Net Loss	(107)	(5)	53
Income tax expense	—	—	—

Net Loss	(107)	(5)	53
Less: net loss attributable to non controlling interest	(107)	(5)	53

Net income attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

10. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, market risk benefits and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. For debt securities where there are no prices from third party pricing vendors, the Company may utilize internal or 3rd party pricing models which may reflect observable market information if available, and significant unobservable inputs. These securities are in Level 3 in the fair value hierarchy. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Equity securities are reported at fair value on a recurring basis. Fair value is obtained from public quotations which are reflected in Level 1.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1. Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

Other invested assets includes an investment in a limited partnership whose fair value is measured using NAV as a practical expedient and is not classified in the fair value hierarchy. The underlying investments of the investment fund may have significant unobservable points.

Market risk benefits are measured at fair value and reflected in Level 3 as either an asset or liability. The significant inputs to the far value measurement is described in Note 5, Market Risk Benefits.

Separate accounts are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Accounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value of the measurement as Level 1.

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments which is reflected in Level 2. Refer to Note 15 on the embedded derivative.

32

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2025
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Net Asset Value (NAV)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$285,223	$—	$—	$—	$285,223
State and political subdivisions	—	1,262	—	—	1,262
Corporate and other debt securities	—	1,531,955	16,477	—	1,548,432
Mortgage and asset backed securities	—	231,886	—	—	231,886

Total available-for-sale debt securities	285,223	1,765,103	16,477	—	2,066,803
Equity securities	85	—	—	—	85
Market risk benefit asset	—	—	47,519	—	47,519
Other invested assets	—	—	—	1,882	1,882
Cash equivalents	224,057	—	—	—	224,057
Separate account assets	55,424,671	—	—	—	55,424,671

Total	$55,934,036	$1,765,103	$63,996	$1,882	$57,765,017

Liabilities:
Funds withheld payable	—	987,553	—	—	$987,553
Market risk benefit liability	—	—	47,633		$47,633

Total	$—	$987,553	$47,633	$—	$1,035,186

33

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2024

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$257,305	$—	$—	$257,305
State and political subdivisions	—	1,234	—	1,234
Corporate and other debt securities	—	1,147,659	—	1,147,659
Mortgage and asset backed securities	—	81,973	—	81,973

Total available-for-sale debt securities	257,305	1,230,866	—	1,488,171
Equity securities	99	—	—	99
Market risk benefit assets	—	—	45,017	45,017
Cash equivalents	166,361	—	—	166,361
Restricted cash equivalents	34,742	—	—	34,742
Separate account assets	49,277,696	—	—	49,277,696

Total	$49,736,203	$1,230,866	$45,017	$51,012,086

Liabilities:
Funds withheld payable	—	406,882	—	406,882
Market risk benefit liability	—	—	58,394	58,394

Total	$—	$406,882	$58,394	$465,276

The changes in assets measured at fair value using Level 3 significant unobservable inputs were as follows:

	Years Ended December 31, 2025

		Realized and unrealized gains

	Beginning balance as of January 1, 2025	Included in net income	Included in AOCI	Net purchases and (sales)	Transfers into Level 3	Transfers out of Level 3	Ending balance as of December 31, 2025

Assets:
Available-for-sale debt securities:
Corporate and other debt securities	$—	$—	$—	$10,205	$6,272	$—	$16,477

Total	$—	$—	$—	$10,205	$6,272	$—	$16,477

During 2025, certain debt securities were transferred from Level 2 into Level 3 as the Company was unable to obtain pricing from its third party pricing vendor using market observable information. The significant unobservable inputs includes the discount rate used in discounted cash flow analysis to determine fair value within Level 3. Using a higher or lower discount rate may cause the fair value of such assets to increase or decrease.

34

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

There were no Level 3 assets held by the Company during 2024. There were no transfers into or out of Level 3 during 2024.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2025		December 31, 2024

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:

Other investment	$—	$—	$106	$106

Policy loans	1,191	1,191	1,305	1,305

Reinsurance deposit and receivables	1,345,686	1,345,686	797,065	797,065

	$1,346,877	$1,346,877	$798,476	$798,476

Financial Liabilities:

Contract holder deposit funds	$773,293	$773,293	$184,017	$184,017

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed deferred annuities contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

35

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the fixed portion of the variable annuity contracts in payout and the fixed deferred annuities are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates. The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

11. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,

	2025	2024	2023

Current:
Federal	$15,533	$(19,143)	$(1,775)
State	278	268	349

	$15,811	$(18,875)	$(1,426)

Deferred:
Federal	$(18,759)	$(2,571)	$6,497
State	(492)	(14)	142

	$(19,251)	$(2,585)	$6,639

Income tax expense	$(3,440)	$(21,460)	$5,213

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

36

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. INCOME TAXES (CONTINUED):

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,

	2025	2024

Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$33,821	$29,766
Contract holder reserves	35,940	34,484
Contract holder reserves - TCJA Transition Adjustment	—	(1,471)
Deferred revenue	(516)	(592)
Unrealized gains on available-for-sale securities	(3,120)	9,782
Deferred compensation and retirement benefit plans	541	354
Capital loss carryforward	7,616	6,819
Embedded Derivative	3,183	(577)
Other, net	1,558	2,289

Net deferred tax asset before valuation allowance	$79,023	$80,854
Valuation allowance	(7,963)	(16,623)

Net deferred tax asset after valuation allowance	$71,060	$64,231

The Company recorded a deferred tax asset of $7,963 and $16,623 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2025 and 2024, respectively. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $7,963 and $16,623 as of December 31, 2025 and 2024, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,

	2025	2024	2023

Tax provision at U.S. Federal statutory rate	$23,135	$29,364	$13,784
Unrecognized tax benefits	—	(27,961)	(27,711)
Dividends received deduction	(16,588)	(16,449)	(3,854)
(Decrease) Increase in valuation allowance	(8,691)	70	16,565
Return provision	(1,766)	(8,737)	6,147
Other, net	470	2,253	282

	$(3,440)	$(21,460)	$5,213

The Company paid net federal income taxes of $12,000, $35,338, and $12,968 in 2025, 2024, and 2023, respectively.

The Company paid net state income taxes of $264, $108, and $57 in 2025, 2024, and 2023, respectively.

37

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. INCOME TAXES (CONTINUED):

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2022. The Company is not currently under examination for the income tax filings in any other jurisdictions.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT applies to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company did not have any CAMT liability as of December 31, 2025.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. During 2023, the statute of limitations expired for certain tax years under the IRS challenge. In 2024, the IRS completed its review and closed its challenge of the remaining years. Accordingly, the Company decreased its liability for unrecognized tax benefits by $29,210 and $28,300 for the years ended December 31, 2024 and 2023, respectively. The Company classifies all interest and penalties as income tax expense.

The changes in the liability for unrecognized tax benefits was as follows:

	Years Ended December 31,

	2025	2024	2023

Beginning balance	$—	$29,211	$57,498
Increases	—	—	—
Decreases	—	(29,211)	(28,287)

Ending balance	$—	$—	$29,211

12. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $105,000, $100,000, and $75,000 in 2025, 2024, and 2023, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

38

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,

	(Unaudited)	(Audited)	(Audited)

	2025	2024	2023
FILI
Statutory net income	$106,378	$148,122	$112,731
Statutory surplus	$1,067,356	$1,061,834	$1,007,887
EFILI
Statutory net income	$18,600	$14,547	$9,151
Statutory surplus	$121,450	$113,866	$108,769

13. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $49,965, $50,223 and $43,524 in 2025, 2024, and 2023, respectively, under these agreements. These fees are included in Fund administration fees in the consolidated statements of comprehensive income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has agreements with FIA under which FILI pays FIA sales compensation in accordance with the terms of the agreement. The Company compensated FIA in the amount of $69,639, $49,099, and $40,878 in 2025, 2024, and 2023, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides and receives certain administrative and accounting functions. The Company was charged $16,511 in 2025 and reimbursed $40,962, and $35,354 in 2024, and 2023, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses. The Company entered into agreements with FIAM LLC whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $1,681, $1,728, and $2,426 in 2025, 2024 and 2023, respectively for such services. During 2023, the Company entered into an agreement with Soteria Reinsurance Holdings LLC to provide investment and managerial advice for the assets supporting the Funds withheld account. The Company incurred charges of $280, $330, and $56 in 2025, 2024, and 2023, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $38,012, $30,655, and $27,188 in 2025, 2024, and 2023, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs

39

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

13. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,320, $2,513 and $2,877 in 2025, 2024, and 2023, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset

Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $2,725, $5,852, and $6,074 in 2025, 2024 and 2023, respectively.

The Company participates in FMR LLC’s Retiree Health Account (“RHA”), a health reimbursement arrangement covering eligible employees and has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHA. FMR LLC accrued a benefit to participants under the RHA based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHA are at the discretion of FMR LLC. Participant contributions are not permitted. The Company is allocated an expense from FMR LLC associated with the actuarial derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2025, 2024, and 2023, compensation expense related to the RHRP was $60, $305 and $175, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2026. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2024. The Company earned interest of $0 and facility fees of $122 for each of the years ended December 31, 2025, 2024, and 2023 respectively. Effective March 15, 2026, the Company and FMR LLC extended the LOC Agreement for one year.

14. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,

	2025	2024	2023

Underwriting, acquisition and insurance expenses:
Commissions, gross	$69,639	$49,099	$40,878
Compensation and benefits	31,692	26,241	21,819
Deferred policy acquisition costs, net	987	1,077	1,733
Rent expense	1,258	1,075	950
Taxes, licenses and fees	3,837	2,429	2,423
General insurance expenses	45,817	31,561	29,913

Total underwriting, acquisition and insurance expenses	$153,230	$111,482	$97,716

40

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

15. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

The Company is subject to concentration risk related to this coinsurance agreement. Financial information related to the coinsurance agreement for the years ended December 31 were as follows:

	Years Ended December 31,

	2025	2024

Reinsurance deposits and receivables:
Principal Life Insurance Company	$346,219	$318,444

Future contract and policy benefits	$346,219	$318,444

Reinsurance expense allowance	$1,155	$1,271

Contract and policy benefits and expenses	$10,578	$10,576

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of the reinsurer.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

Effective July 1, 2023, the Company entered into a 100% coinsurance with funds withheld reinsurance agreement (“Funds Withheld Agreement”) with an affiliate, Soteria Reinsurance, Ltd. (“Soteria Re”), to reinsure the fixed guaranteed income annuity product previously recaptured from GLIC. Soteria Re is a Bermuda based reinsurer who is wholly-owned by Soteria Reinsurance Holdings LLC (“Soteria Holdings”) who in turn is wholly-owned by FMR LLC. In connection with the Funds Withheld Agreement, the Company entered into an investment management agreement with Soteria Holdings to provide investment and managerial advice for the assets supporting the reinsured liabilities. Effective October 21, 2024, the Funds Withheld Agreement was amended to reinsure a fixed deferred annuity on a flows basis. Under the Funds Withheld Agreement, the

41

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

15. REINSURANCE (CONTINUED):

Company receives a ceding expense allowance and an upfront distribution allowance. The Company recorded total reinsurance allowances of $18,337 and $1,636 for the years ended December 31, 2025 and 2024, respectively.

The Company recorded a cost of reinsurance asset at the inception of the Funds Withheld Agreement, which is reported in Reinsurance Deposit and Receivables. The cost of reinsurance asset represents the difference between the assets transferred and liabilities reinsured and is amortized over the expected life of the reinsured policies. As of December 31, 2025 and 2024, the cost of reinsurance asset was $4,510 and $5,095, respectively. Accretion for the cost of reinsurance asset was $584 and $516 for the years ended December 31, 2025 and 2024, respectively.

The Company established a funds withheld account, which is recorded in funds withheld payable, equal to the associated assets at fair value to support the policy liabilities reinsured on a statutory basis. The assets in the funds withheld account are trued up on a quarterly basis to the policy liabilities on a statutory basis.

The Company held the following assets under the coinsurance under the Funds Withheld Agreement, which are reported in the line items shown on the consolidated balance sheets:

	As of December 31,

	2025	2024

Debt securities, available-for-sale
Corporate and other debt securities	$667,814	$286,956
CLO, mortgage and asset-backed securities	229,961	81,685

Total Debt Securities	897,775	368,641
Cash equivalents	104,151	26,919
Accrued investment income	11,372	5,556

Total	$1,013,298	$401,116

Certain assets in the funds withheld payable are reported at fair value. As of December 31, 2025, the funds withheld payable balance included a derivative liability of $14,718. As of December 31, 2024, the funds withheld payable balance included a derivative asset of $2,912. The change in fair value of the embedded derivative was a loss of ($17,630) and a gain of $4,359 for the years ended December 31, 2025 and 2024, respectively and is reported as Net Realized Investment Losses on Funds Withheld Embedded Derivative on the consolidated statements of comprehensive income.

42

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

15. REINSURANCE (CONTINUED):

The net investment income and net realized capital gains (losses) related to the assets under the coinsurance with funds withheld agreement are reported net of the amounts in the line items shown on the consolidated statements of comprehensive income. The following are the components of net investment income and net realized capital gains (losses) on the funds withheld assets that were transferred to Soteria Re:

	Years Ended December 31,

	2025	2024

Debt securities	$37,542	$20,171
Cash equivalents	2,605	1,149

Total investment income	40,147	21,320
Less: investment expenses	(280)	(298)

Net investment income	$39,867	$21,022

	Years Ended December 31,

	2025	2024

Debt securities	$427	$(638)

Net realized investment (losses)	$427	$(638)

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2025 and 2024 , respectively.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,

	2025	2024	2023

Direct life premiums	$16,013	$13,662	$11,429
Reinsurance ceded, net of ceding expense allowance	9,629	(6,165)	(6,157)

Net premiums	$25,642	$7,497	$5,272

Direct contract and policy benefits	$29,007	$66,147	$38,139
Reinsurance ceded benefits incurred	(40,988)	(72,103)	(29,101)
Reinsurance costs	13,595	13,524	15,592

Net contract and policy benefits	$1,614	$7,568	$24,630

Direct change in market risk benefits	$(11,600)	$7,891	$(74,362)
Reinsurance ceded	12,061	(4,746)	71,675

Net change in market risk benefits	$461	$3,145	$(2,687)

43

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

16. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

17. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 30, 2026 and did not identify any events that would require adjustments to, or disclosure in, the consolidated financial statements.

44

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I, Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 45 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Commission Schedule incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(d)	Contracts

(1)

Specimen Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Specimen Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(3)

Endorsement for Qualified Contracts incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(e)	Applications

(1)

Application for Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Application for Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(f)	Insurance Company’s Certification of Incorporation and By-Laws

(1)

Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Amended By-laws of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(2)

Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(3)

Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(4)

Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(5)

Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited., incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 24, 2001.

(6)

Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2006.

(7)

Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter), a Delaware limited liability company incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on September 21, 2009.

(8)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 45 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts - Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses - Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(2)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(3)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(4)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 41 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 30, 2020.

(5)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 46 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(6)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 46 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(7)

Power of Attorney for Ari Lindner incorporated by reference from Post-Effective Amendment No. 48 to Registration Statement on Form N-4, Reg, No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2025.

(8)

Power of Attorney for Thomas J. Tesauro incorporated by reference from Post-Effective Amendment No. 48 to Registration Statement on Form N-4, Reg, No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2025.

(q)	Letter Regarding Change in Certifying Account - Not Applicable

(r)	Historical Current Limits on Index Gains - Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Insurance Company
Ari Lindner	Director and President
Kathryn A. Dunn	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Nancy D. Prior	Director
Thomas J. Tesauro	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Kerri Bellantoni	Vice President, Human Resources
Jason Heath	Chief Investment Officer
Maxine Hensel	Chief Operating Officer
Andrew McIntosh	Illustration Actuary
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Miles Mei	Chief Financial Officer and Treasurer
Robert G. Regan	Chief Risk Officer
Jeffrey Scobee	Head of Technology Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Insurance Company or the Registered Separate Account

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or Director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office or then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all liabilities, costs and expenses, including amounts paid in satisfaction of judgments, in compromise and or as fines or reasonably incurred by him or them in connection with or arising out of any action, suit, or proceeding, civil or criminal, in which he or they may be involved, or incurred in anticipation of any action, suit or proceeding, by reason of his being or having any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceeding to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to an employee benefit plan, to be not in the best interests of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the Corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such Director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Underwriter
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Krieser	Assistant Secretary
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$20,992,464	$0	$0	$0

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)

For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year:

Name of Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Not Applicable	Not Applicable	Not Appliable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services

Not Applicable

Item 34. Fee Representation and Undertakings

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 30th day of April, 2026.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registered Separate Account)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick,
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Insurance Company)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on this 30th day of April 2026.

Signature	Title	Date

/s/ *		)
Ari Lindner	President and Director	April 30, 2026)
/s/ *		) )
Miles Mei	Treasurer	April 30, 2026)
/s/ *		) )
Kathryn A. Dunn	Director	April 30, 2026)	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
William J. Johnson, Jr.	Director	April 30, 2026)
/s/ *		) )
Robert W. Litle	Director	April 30, 2026)
/s/ *		) )
Nancy D. Prior	Director	April 30, 2026)
/s/ *		) )
Thomas J. Tesauro	Director	April 30, 2026)
/s/ *		) )
David J. Vargo	Director	April 30, 2026)